         As filed with the Securities and Exchange Commission on April 30, 2004
                                                      Registration No. 333-51971
                                                      Registration No. 811-08017
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                       ----------------------------------


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
                     Pre-Effective Amendment No.                       [ ]
                     Post-Effective Amendment No. 8                    [X]


                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
                     Pre-Effective Amendment No.                       [ ]
                     Post-Effective Amendment No. 32                   [X]
                        (Check appropriate box or boxes)


                       ----------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                           (Exact Name of Registrant)

                   ANNUITY INVESTORS LIFE ASSURANCE COMPANY(R)
                               (Name of Depositor)

                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number (800) 789-6771

                       ----------------------------------

MARK F. MUETHING, ESQ.                         Copy to:
Executive Vice President, General Counsel      JOHN P. GRUBER, ESQ.
and Secretary                                  Vice President
Annuity Investors Life Insurance Company       Annuity Investors Life Insurance Company
P.O. Box 5423                                  P.O. Box 5423
Cincinnati, Ohio 45201-5423                    Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)

                       ----------------------------------

       Approximate Date of Proposed Public Offering: Continuous Offering


It is proposed that this filing will become effective (check appropriate box)
        ___ immediately upon filing pursuant to paragraph (b) of rule 485
        XX  on May 1, 2004 pursuant to paragraph (b) of Rule 485
        ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        ___ on (date) pursuant to paragraph (a)(1) of Rule 485
        ___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


--------------------------------------------------------------------------------

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                                    333-51971

                  CROSS-REFERENCE SHEET REQUIRED BY RULE 495(a)


             FORM N-4 PART A ITEM NO.                                 HEADING IN PROSPECTUS
             ------------------------                                 ---------------------

1.      Cover Page                                        Cover Page

2.      Definitions                                       Definitions; Glossary of Financial Terms

3.      Synopsis                                          Overview

4.      Condensed Financial Information

        (a)      Accumulation Unit Values                 Condensed Financial Information

        (b)      Performance Information                  Performance Information

        (c)      Financial Statements                     Financial Statements

5.      General Description of Registrant,
        Depositor and Portfolio Companies

        (a)      Depositor                                Annuity Investors Life Insurance Company(R)

        (b)      Registrant                               The Separate Account

        (c)      Portfolio Company                        The Portfolios

        (d)      Prospectus                               The Portfolios

        (e)      Voting Rights                            Voting Rights

6.      Deductions and Expenses

        (a)      Deductions                               Charges and Deductions

        (b)      Sales load                               Not Applicable

        (c)      Special purchase plans                   Not Applicable

        (d)      Commissions                              Great American Advisors(R), Inc.

        (e)      Portfolio expenses                       Fee Table

        (f)      Operating expenses                       Fee Table

7.      Contracts

        (a)      Persons with Rights                      Persons with Rights Under a Contract; Voting Rights

        (b)      (i)  Allocations of Premium Payments     Purchase Payments

                 (ii) Transfers                           Transfers

                 (iii) Exchanges                          Additions, Deletions or Substitutions

             FORM N-4 PART A ITEM NO.                                 HEADING IN PROSPECTUS
             ------------------------                                 ---------------------
        (c)      Changes in contracts or operations       Additions, Deletions or Substitutions

        (d)      Inquiries                                How Do I Contact the Company?

8.      Annuity Period                                    Benefit Payment Period

9.      Death Benefit                                     Death Benefit

10.     Purchases and Contract Values

        (a)     Purchases                                 Purchase Payments, Investment Options - Allocations;
                                                          Account Value; Glossary of Financial Terms

        (b)     Valuation                                 Account Value; Definitions; Glossary of Financial
                                                          Terms; Charges and Deductions

        (c)     Daily Calculation                         Account Value; Accumulation Units; Definitions;
                                                          Glossary of Financial Terms

        (d)     Underwriter                               Great American Advisors(R), Inc.

11.     Redemptions

        (a)     By Owner                                  Surrenders and Withdrawals

                By Annuitant                              Not Applicable

        (b)     Texas Optional Retirement Program         Texas Optional Retirement Program

        (c)     Check Delay                               Surrenders and Withdrawals

        (d)     Involuntary Redemption                    Termination

        (e)     Free Look                                 Right to Cancel

12.     Taxes                                             Federal Tax Matters

13.     Legal Proceedings                                 Legal Proceedings

14.     Table of Contents for Statement of                Statement of Additional Information
        Additional Information


             FORM N-4 PART A ITEM NO.                            HEADING IN SAI OR PROSPECTUS
             ------------------------                            ----------------------------

15.     Cover Page                                        Cover Page

16.     Table of Contents                                 Table of Contents

17.     General Information and History                   General Information and History

18.     Services

             FORM N-4 PART B ITEM NO.                            HEADING IN SAI OR PROSPECTUS
             ------------------------                            ----------------------------

         (a)      Fees and Expenses of Registrant         (Prospectus) Fee Table

         (b)      Management-Contracts                    Not Applicable

         (c)      Custodian                               Not Applicable

                  Independent Auditors                    Experts

         (d)      Assets of Registrant                    Not Applicable

         (e)      Affiliated Person                       Not Applicable

         (f)      Principal Underwriter                   Not Applicable

19.      Purchase of Securities Being Offered             (Prospectus) Great American Advisors(R), Inc.

         Offering Sales Load                              Not Applicable

20.      Underwriters                                     (Prospectus) Great American Advisors(R), Inc.

21.      Calculation of Performance Data

         (a)      Money Market Funded                     Money Market Subaccount Standardized Yield
         Subaccounts                                      Calculation

         (b)      Other Subaccounts                       Not Applicable

22.      Annuity Payments                                 (Prospectus) Fixed Dollar Benefit; Variable
                                                          Dollar Benefit; (SAI) Benefits Units-Transfer
                                                          Formulas

23.      Financial Statements                             Financial Statements


PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT B
PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2004

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the "Contracts." Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

THE COMPANY WILL PAY A BONUS CREDIT OF 4% OF EACH PURCHASE PAYMENT MADE TO THE CONTRACTS. TO HELP IN RECOVERING COST ASSOCIATED WITH THIS BONUS, THE CONTRACTS INCLUDE A CONTINGENT DEFERRED SALES CHARGE ("CDSC") THAT IS SLIGHTLY HIGHER AND IS IMPOSED FOR SLIGHTLY LONGER ON EACH PURCHASE PAYMENT. THIS MEANS THAT THE BONUS MAY BE BENEFICIAL TO YOU ONLY IF YOU HOLD THE CONTRACT FOR A SUFFICIENT LENGTH OF TIME.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account B (the "Separate Account"). The Contracts currently offer 33 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.


AIM VARIABLE INVESTMENT FUNDS                                         PBHG INSURANCE SERIES FUND
-AIM V.I. High Yield Fund-Series I Shares                             -PBHG Growth II Portfolio
-INVESCO VIF-Core Equity Fund-Series I Shares                         -PBHG Large Cap Growth Portfolio
-INVESCO VIF-Dynamics Fund-Series I Shares                            -PBHG Mid-Cap Portfolio
-INVESCO VIF-Financial Services Fund-Series I Shares                  -PBHG Select Value Portfolio
-INVESCO VIF-Health Sciences Fund-Series I Shares                     -PBHG Technology & Communications Portfolio
-INVESCO VIF-Small Company Growth Fund-Series I
Shares                                                                SCUDDER VIT FUNDS
                                                                      -Scudder VIT EAFE(R) Equity Index Fund
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-                   -Scudder VIT Small Cap Index Fund
Initial Shares

                                                                      STRONG OPPORTUNITY FUND II-Advisor Class

DREYFUS STOCK INDEX FUND-Initial Shares

                                                                      STRONG VARIABLE INSURANCE FUNDS
DREYFUS VARIABLE INVESTMENT FUND                                      -Strong VIF Mid Cap Growth Fund II
-Dreyfus VIF Appreciation Portfolio-Initial Shares
-Dreyfus VIF Developing Leaders Portfolio-Initial Shares              THE TIMOTHY PLAN VARIABLE SERIES
-Dreyfus VIF Growth and Income Portfolio-Initial Shares               -The Timothy Plan Conservative Growth Variable Series
-Dreyfus VIF Money Market Portfolio                                   -The Timothy Plan Strategic Growth Variable Series

JANUS ASPEN SERIES                                                    VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-Janus Aspen Series Balanced Portfolio Institutional Shares           -Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Janus Aspen Series Capital Appreciation Portfolio Inst. Shares       -Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
-Janus Aspen Series Growth Portfolio Institutional Shares             -Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Janus Aspen Series International Growth Portfolio Inst. Shares       -Van Kampen UIF Value Portfolio-Class I
-Janus Aspen Series Mid Cap Growth Portfolio Inst. Shares
-Janus Aspen Series Worldwide Growth Portfolio Inst. Shares


This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information ("SAI"), dated May 1, 2004, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's Web site: http://www.sec.gov. The registration number is 333-51971. The table of contents for the SAI is printed on the last page of this prospectus.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-    THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
     UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

                               TABLE OF CONTENTS


DEFINITIONS.................................................................................          1
OVERVIEW....................................................................................          3
   What is the Separate Account?............................................................          3
   What Are the Contracts?..................................................................          3
   How Do I Purchase or Cancel a Contract?..................................................          3
   Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?.......          3
   What Other Charges and Deductions Apply to the Contract?.................................          4
   How Do I Contact the Company?............................................................          4
EXPENSE TABLES..............................................................................          4
   Contract Owner Transaction Expenses......................................................          4
   Annual Contract Maintenance Fee..........................................................          4
   Separate Account Annual Expenses.........................................................          4
   Total Annual Portfolio Operating Expenses................................................          5
   Portfolio Annual Expenses (Before Expense Reimbursement).................................          5
   Examples.................................................................................          7
CONDENSED FINANCIAL INFORMATION.............................................................          8
   Financial Statements.....................................................................         13
   Performance Information..................................................................         13
     Yield Data.............................................................................         13
     Total Return Data......................................................................         13
     Other Performance Measures.............................................................         13
THE PORTFOLIOS..............................................................................         14
   AIM Variable Insurance Funds (formerly, INVESCO Variable Investment Funds, Inc.).........         14
   Dreyfus Portfolios.......................................................................         16
   Janus Aspen Series.......................................................................         17
   PBHG Insurance Series Fund...............................................................         18
   Scudder VIT Funds........................................................................         19
   Strong Portfolios........................................................................         20
   The Timothy Plan Variable Series.........................................................         20
   Van Kampen-The Universal Institutional Funds, Inc........................................         21
   Additions, Deletions, or Substitutions...................................................         21
   Voting Rights............................................................................         22
ANNUITY INVESTORS LIFE INSURANCE COMPANY (R)................................................         22
THE SEPARATE ACCOUNT........................................................................         23
GREAT AMERICAN ADVISORS(R), INC.............................................................         23
CHARGES AND DEDUCTIONS......................................................................         24
   Charges and Deductions By the Company....................................................         24
     Contingent Deferred Sales Charge ("CDSC")..............................................         25
     Contract Maintenance Fee...............................................................         26
     Transfer Fee...........................................................................         26
     Administration Charge..................................................................         26
     Mortality and Expense Risk Charge......................................................         27
     Premium Taxes..........................................................................         27
     Discretionary Waivers of Charges.......................................................         27
   Expenses of the Portfolios...............................................................         27
THE CONTRACTS...............................................................................         27
   Right to Cancel..........................................................................         28
   Persons With Rights Under a Contract.....................................................         28
ACCUMULATION PERIOD.........................................................................         29
   Account Statements.......................................................................         29
   Account Value............................................................................         29
     Accumulation Units.....................................................................         29
   Successor Owner Election.................................................................         29
   Purchase Payments........................................................................         30
     Purchase Payment Bonus.................................................................         30

   Investment Options--Allocations..........................................................         31
     Principal Guarantee Program............................................................         32
     Renewal of Fixed Account Guarantee Options.............................................         32
   Transfers................................................................................         32
     Automatic Transfer Programs............................................................         32
     Telephone, Facsimile or Internet Transfers.............................................         33
     Termination of Automatic Transfer Programs.............................................         34
     Other Restrictions on Transfers........................................................         34
   Surrender and Withdrawals................................................................         34
     Free Withdrawal Privilege..............................................................         35
     Long-Term Care Waiver Rider............................................................         35
     Systematic Withdrawal..................................................................         35
   Contract Loans...........................................................................         36
   Termination..............................................................................         36
BENEFIT PAYMENT PERIOD......................................................................         36
   Annuity Benefit..........................................................................         36
   Death Benefit............................................................................         37
   Payment of Benefits......................................................................         38
   Settlement Options.......................................................................         38
   Calculation of Fixed Dollar Benefit Payments.............................................         38
   Calculation of Variable Dollar Benefit Payments..........................................         39
   Commuted Values..........................................................................         39
FEDERAL TAX MATTERS.........................................................................         40
   Tax Deferral on Annuities................................................................         40
   Tax-Qualified Retirement Plans...........................................................         40
     Individual Retirement Annuities........................................................         40
     Roth IRAs..............................................................................         41
     Tax-Sheltered Annuities................................................................         41
     Texas Optional Retirement Program......................................................         41
     Texas Teachers Retirement System.......................................................         41
     Pension and Profit Sharing Plans.......................................................         41
     Governmental Deferred Compensation Plans...............................................         41
   Nonqualified Deferred Compensation Plans.................................................         41
   Summary of Income Tax Rules..............................................................         42
GLOSSARY OF FINANCIAL TERMS.................................................................         43
THE REGISTRATION STATEMENT..................................................................         44
OTHER INFORMATION AND NOTICES...............................................................         44
   Householding - Revocation of Consent.....................................................         44
   Electronic Delivery of Required Documents................................................         44
   Legal Proceedings........................................................................         44
STATEMENT OF ADDITIONAL INFORMATION.........................................................         45

                                   DEFINITIONS

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner's interest in the Subaccounts and the Owner's interest in the Fixed Account options.

ACCUMULATION PERIOD

The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT

A share of a Subaccount that an Owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

ANNUITY COMMENCEMENT DATE


The first day of the first payment interval for which an annuity benefit payment is to be made. For tax qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner's 70th birthday. For non-tax qualified forms, the Annuity Commencement Date is generally the Owner's 85th birthday, or five years after the Contract's effective date, if later.


BENEFIT PAYMENT PERIOD

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE

The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

NET ASSET VALUE

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the SEC.

NET INVESTMENT FACTOR

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

OWNER

For purposes of this prospectus, references to the Owner means the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.)

VALUATION DATE

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

VALUATION PERIOD

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

                                    OVERVIEW

WHAT IS THE SEPARATE ACCOUNT?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

WHAT ARE THE CONTRACTS?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.


During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.


HOW DO I PURCHASE OR CANCEL A CONTRACT?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

WILL ANY PENALTIES OR CHARGES APPLY IF I MAKE WITHDRAWALS OR SURRENDER A
CONTRACT?


A contingent deferred sales charge ("CDSC") may apply to amounts withdrawn surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 8% for each purchase payment. For CDSC purposes, any bonus credited to a purchase payment is generally deemed to be part of that purchase payment. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the right to cancel period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first Contract year. The CDSC percentage decreases over eight years to 0% after the eighth year from the date of receipt of each purchase payment. The CDSC will be waived in its entirety following the tenth Contract Anniversary for Contracts issued pursuant to Internal Revenue Code
Section 403(b), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-    a transfer fee for certain transfers among investment options;

- an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

- an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

-    premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2003 are included in the Expense Tables of this prospectus and are described in the prospectuses and "SAI" for the Portfolios.

HOW DO I CONTACT THE COMPANY?

Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800 789-6771. Please
include the Contract number and the Owner's name. You may also call the Company at 1-800-789-6771, or visit us at our web site, www.annuityinvestors.com, to request a copy.

                                 EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.


The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdrawal amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.


CONTRACT OWNER TRANSACTION EXPENSES


Maximum Contingent Deferred Sales Charge (applies to purchase payments only)                       8%
Maximum Transfer Fee, Maximum Automatic Transfer Fee, Maximum Systematic Withdrawal Fee         $ 30
Current Transfer Fee (applies to transfers in excess of 12 in any contract year)                $ 25
Loan Interest Spread*                                                                              3%



* The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

ANNUAL CONTRACT MAINTENANCE FEE                    $30

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of the average value of the Owner's interest in the Subaccounts)

                                                                                               STANDARD CONTRACTS
                                                                                              WITH ADMINISTRATION
                                                                 STANDARD CONTRACTS              CHARGE WAIVED
Mortality and Expense Risk Charge                                        1.25%                       1.25%
Administration Charge                                                    0.15%                       0.00%
                                                                         ----                        ----
Total Separate Account Annual Expenses                                   1.40%                       1.25%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)


         Minimum: 0.27%                          MAXIMUM:  1.46%



PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)



                                                                                                              TOTAL
                                                                              MANAGEMENT        OTHER         ANNUAL
                              PORTFOLIO                                          FEES         EXPENSES      EXPENSES(1)
---------------------------------------------------------------------         ----------      --------      -----------
AIM V.I.-High Yield Fund-Series I Shares (2)                                     0.63           0.43           1.06
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares               0.75           0.09           0.84
Dreyfus Stock Index Fund-Initial Shares                                          0.25           0.02           0.27
Dreyfus VIF Appreciation Portfolio-Initial Shares                                0.75           0.05           0.80
Dreyfus VIF Developing Leaders Portfolio-Initial Shares                          0.75           0.07           0.82
Dreyfus VIF Growth and Income Portfolio-Initial Shares                           0.75           0.07           0.82
Dreyfus VIF Money Market Portfolio                                               0.50           0.07           0.57
INVESCO VIF-Core Equity Fund-Series I Shares (3)                                 0.75           0.38           1.13
INVESCO VIF-Dynamics Fund-Series I Shares (3)                                    0.75           0.36           1.11
INVESCO VIF-Financial Services Fund-Series I Shares (3)                          0.75           0.36           1.11
INVESCO VIF-Health Sciences Fund-Series I Shares (3)                             0.75           0.33           1.08
INVESCO VIF-Small Company Growth Fund-Series I Shares (3,4)                      0.75           0.64           1.39
Janus Aspen Series Balanced Portfolio Institutional Shares                       0.65           0.02           0.67
Janus Aspen Series Capital Appreciation Portfolio Institutional Shares           0.65           0.03           0.68
Janus Aspen Series Growth Portfolio Institutional Shares                         0.65           0.02           0.67
Janus Aspen Series International Growth Portfolio Institutional Shares           0.65           0.11           0.76
Janus Aspen Series Mid Cap Growth Portfolio Institutional Shares                 0.65           0.02           0.67
Janus Aspen Series Worldwide Growth Portfolio Institutional Shares               0.65           0.06           0.71
PBHG Growth II Portfolio                                                         0.85           0.25           1.10
PBHG Large Cap Growth Portfolio                                                  0.75           0.31           1.06
PBHG Mid-Cap Portfolio (5)                                                       0.85           0.38           1.23
PBHG Select Value Portfolio                                                      0.65           0.25           0.90
PBHG Technology & Communications Portfolio                                       0.85           0.25           1.10
Scudder VIT EAFE(R)Equity Index Fund (6)                                         0.45           0.64           1.09
Scudder VIT Small Cap Index Fund (6)                                             0.35           0.26           0.61
Strong Opportunity Fund II-Advisor Class (7)                                     0.75           0.65           1.40
Strong VIF Mid Cap Growth Fund II (8)                                            0.75           0.71           1.46
The Timothy Plan Conservative Growth Variable Series (9)                         0.10           0.75           0.85
The Timothy Plan Strategic Growth Variable Series (9)                            0.10           0.75           0.85
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (10)                     0.40           0.33           0.73
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (10)                         0.75           0.37           1.12
Van Kampen UIF U.S. Real Estate Portfolio-Class I (10)                           0.80           0.31           1.11
Van Kampen UIF Value Portfolio-Class I (10)                                      0.55           0.44           0.99



(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

                                                                MANAGEMENT          OTHER         TOTAL ANNUAL
                          PORTFOLIO                                FEES            EXPENSES         EXPENSES
------------------------------------------------------------    ----------         --------       ------------
AIM V.I.-High Yield Fund-Series I (2)                              0.63              0.42             1.05
INVESCO VIF-Small Company Growth Fund (3,4)                        0.75              0.50             1.25
PBHG Mid-Cap Portfolio (5)                                         0.82              0.38             1.20
Scudder VIT EAFE(R)Equity Index Fund (6)                           0.01              0.64             0.65
Scudder VIT Small Cap Index Fund (6)                               0.19              0.26             0.45
Strong Opportunity Fund II-Advisor Class (7)                       0.75              0.34             1.09
Strong VIF Mid Cap Growth Fund II (8)                              0.75              0.28             1.18
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I (10)       0.37              0.33             0.70
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I (10)           0.68              0.37             1.05
Van Kampen UIF U.S. Real Estate Portfolio-Class I (10)             0.79              0.31             1.10
Van Kampen UIF Value Portfolio-Class I (10)                        0.41              0.44             0.85



(2) Effective April 30, 2004, AIM V.I. High Yield Fund the Fund acquired the assets of INVESCO VIF - High Yield Fund. The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.05%. Certain expenses are not included in determining the amount of waiver or reimbursement and as a result, the Total Annual Fund Operating Expenses could exceed the 1.05%. cap. Currently, the only offset expense arrangement from which the Fund benefits are in the form of credits that the Fund receives from banks whether the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay Fund expenses. The expense limitation agreements are in effect through December 31, 2005. In addition, the Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, the Other Expenses have been restated to reflect changes in fees under the new agreements.



(3) The Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect changes in fees under the new agreements. The Fund's advisor is entitled to reimbursement from the Fund for fees and expenses absorbed pursuant to this commitment, if such reimbursements do not cause the Fund to exceed expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.



(4) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.25%. Certain expenses are not included in determining the amount of waiver or reimbursement and as a result, the Total Annual Fund Operating Expenses could exceed the 1.25%. cap. Currently, the only offset expense arrangement from which the Fund benefits are in the form of credits that the Fund receives from banks whether the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay Fund expenses. The expense limitation agreements are in effect through December 31, 2005. In addition, the Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, the Other Expenses have been restated to reflect changes in fees under the new agreements.



(5) For the fiscal year ended 12/31/03, Pilgrim Baxter & Associates, Ltd. waived a portion of its fee for Mid-Cap Portfolio. Absent this waiver, the management fee would have been 0.85%. For the fiscal year ending 12/31/04, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Portfolio and to pay certain expenses of the Portfolio to the extent necessary to ensure that the total fund operating expenses do not exceed 1.20%. In any fiscal year in which the Portfolio's total assets are greater than $75 million and its total annual fund operating expenses are less than 1.20%, the Portfolio's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Portfolio's behalf during the previous two fiscal years. To date, the Board has made no reimbursement election.



(6) The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Funds, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the EAFE Equity Index Fund, and 0.45% of the average daily net assets of the Small Cap Index fund, until April 30, 2005.



(7) As compensation for its advisory services, the Fund pays Strong a monthly management fee at an annual rate of 0.75% of the Fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the Fund's Other Expenses so that the Fund's total annual operating expenses are capped at 1.20%. Strong is currently waiving and/or absorbing expenses of 0.30%. The Fund also participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This 0.01% credit was applied to the Fund's Other Expenses that were not attributable to the Strong or its affiliates. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the Fund's shareholders. A cap on total annual operating expenses lowers the Fund's overall expense ratio and increases the Fund's return to investors.



(8) The Fund's advisor is currently waiving or absorbing expenses of 0.26%. The Fund participated in a program under which it received credit for part of the brokerage commission paid in transactions with participating brokers. This 0.02% credit was applied to the Fund's Other Expenses that were not attributable to the Fund's advisor or its affiliates. Voluntary expense reimbursements and fee waiver arrangements may be modified or terminated at any time.



(9) The Advisor contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep each Portfolio's total annual operating expenses at 0.85% through May 1, 2004. Any waiver or reimbursement by the Advisor is subject to repayment by the Portfolio within the following three fiscal years if the Portfolio is able to make the repayment without exceeding its current expense limitations.



(10) The management fee for these Portfolios has been reduced to reflect the voluntary waiver of all or a portion of the management fee and/or reimbursement by the Portfolios' adviser to the extent total annual operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio - 0.70%; Mid Cap Value Portfolio (formerly Mid Cap Core) - 1.05%; U. S. Real Estate Portfolio - 1.10%; Value Portfolio - 0.85%. The Adviser may terminate this voluntary waiver at any time at its sole discretion.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval (see the Charges and Deductions section of this prospectus for the applicable CDSC), if you surrender your Contract at the end of the applicable time period:



                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
                                 ------                 -------                 -------                --------
Maximum                           1,530                  1,788                   2,408                  4,473
Minimum                           1,392                  1,351                   1,643                  2,738



For all other Contracts (see the Charges and Deductions section of this prospectus for the applicable CDSC), if you surrender your Contract at the end of the applicable time period:

                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
                                 ------                 -------                 -------                --------
Maximum                           1,530                  1,892                   2,512                  4,473
Minimum                           1,392                  1,455                   1,747                  2,738


(2)  If you annuitize your Contract at the end of the applicable time period:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
                                 ------                 -------                 -------                --------
MAXIMUM                             330                  1,060                   1,888                  4,473
MINIMUM                             192                    623                   1,123                  2,738


(3)  If you do not surrender your Contract:


                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
                                 ------                 -------                 -------                --------
MAXIMUM                             330                  1,060                   1,888                  4,473
MINIMUM                             192                    623                   1,123                  2,738

                         CONDENSED FINANCIAL INFORMATION


                                                                              NUMBER OF
                                                    STANDARD WITH           STANDARD WITH
                              NUMBER OF             ADMINISTRATION          ADMINISTRATION
        STANDARD               STANDARD             CHARGES WAIVED          CHARGES WAIVED
   ACCUMULATION UNIT      ACCUMULATION UNITS      ACCUMULATION UNIT       ACCUMULATION UNITS
         VALUE               OUTSTANDING                VALUE                OUTSTANDING                  YEAR
----------------------    ------------------      -----------------       ------------------            --------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-INITIAL SHARES

        9.854396               925,266.631               8.041428                 0.000                  12/31/03
        7.930106               960,232.146               6.461591                 0.000                  12/31/02
       11.317226             1,066,026.751               9.207778                 0.000                  12/31/01
       14.823134               894,007.973                      -                     -                  12/31/00
       16.894039               408,482.196                      -                     -                  12/31/99
       13.169143               140,614.024                      -                     -                  12/31/98
       10.320883                26,332.500                      -                     -                  12/31/97

DREYFUS STOCK INDEX FUND-INITIAL SHARES

       11.835440             4,670,251.024               9.504688             2,960.789                  12/31/03
        9.349226             4,454,143.840               7.496983               209.774                  12/31/02
       12.210993             4,141,595.630               9.777260                 0.000                  12/31/01
       14.100696             3,598,196.884                      -                     -                  12/31/00
       15.760394             2,129,772.165                      -                     -                  12/31/99
       13.250646               779,485.606                      -                     -                  12/31/98
       10.479569                69,510.645                      -                     -                  12/31/97

DREYFUS VIF APPRECIATION PORTFOLIO-INITIAL SHARES

       12.265787               936,025.635               9.949338            10,260.940                  12/31/03
       10.264481               821,738.414               8.313661               172.414                  12/31/02
       12.497173               717,965.716              10.107007                 0.000                  12/31/01
       13.974173               649,590.073                      -                     -                  12/31/00
       14.262203               517,772.082                      -                     -                  12/31/99
       12.975443               170,523.015                      -                     -                  12/31/98
       10.103905                18,347.666                      -                     -                  12/31/97

DREYFUS VIF DEVELOPING LEADERS PORTFOLIO-INITIAL SHARES (FORMERLY SMALL CAP PORTFOLIO)

       12.842412               898,484.551              12.148627             5,322.133                  12/31/03
        9.888294               887,931.962               9.340276             5,837.045                  12/31/02
       12.397758               698,539.631              11.693304                 0.000                  12/31/01
       13.391746               482,890.909                      -                     -                  12/31/00
       11.984035               275,503.637                      -                     -                  12/31/99
        9.867472               171,968.905                      -                     -                  12/31/98
       10.362314                41,359.506                      -                     -                  12/31/97

DREYFUS VIF GROWTH AND INCOME PORTFOLIO-INITIAL SHARES

       10.496627               594,854.140               9.621119            10,166.144                  12/31/03
        8.409071               633,983.863               7.696282             8,651.943                  12/31/02
       11.419341               646,842.656              10.435877                 0.000                  12/31/01
       12.299306               572,006.660                      -                     -                  12/31/00
       12.961023               331,756.261                      -                     -                  12/31/99
       11.243790               159,409.837                      -                     -                  12/31/98
       10.196538                32,231.762                      -                     -                  12/31/97

                                                                              NUMBER OF
                                                    STANDARD WITH           STANDARD WITH
                              NUMBER OF             ADMINISTRATION          ADMINISTRATION
        STANDARD               STANDARD             CHARGES WAIVED          CHARGES WAIVED
   ACCUMULATION UNIT      ACCUMULATION UNITS      ACCUMULATION UNIT       ACCUMULATION UNITS
         VALUE               OUTSTANDING                VALUE                OUTSTANDING                  YEAR
----------------------    ------------------      -----------------       ------------------            --------
DREYFUS VIF MONEY MARKET PORTFOLIO

        1.146684            11,398,828.937               1,119521               142.363                  12/31/03
        1.153638            26,597,370.970               1.125015                54.380                  12/31/02
        1.153108            17,775,594.379               1.123012                 0.000                  12/31/01
        1.128116             7,677,545.259                      -                     -                  12/31/00
        1.083700             2,638,837.162                      -                     -                  12/31/99
        1.050876               658,981.650                      -                     -                  12/31/98
        1.016499                     0.000                      -                     -                  12/31/97

INVESCO VIF-CORE EQUITY FUND-SERIES I SHARES

       12.290843             1,079,564.320              10.456476             1,023.185                  12/31/03
       10.165715             1,100,758.403               8.635717                 4.084                  12/31/02
       12.743764             1,199,392.254              10.809699                 0.000                  12/31/01
       14.196834             1,018,117.732                      -                     -                  12/31/00
       13.726769               553,696.171                      -                     -                  12/31/99
       12.120155               200,541.938                      -                     -                  12/31/98
       10.659157                33,269.983                      -                     -                  12/31/97

INVESCO VIF-DYNAMICS FUND-SERIES I SHARES

        7.364205                63,086.331               7.393411                 0.000                  12/31/03
        5.417943                78,143.205               5.431395                 0.000                  12/31/02
        8.067308                93,275.876               8.075340                 0.000                  12/31/01

INVESCO VIF-FINANCIAL SERVICES FUND-SERIES I SHARES

       10.313195               157,061.561              10.354097               600.821                  12/31/03
        8.070175               118,822.635               8.090189                 3.808                  12/31/02
        9.616190                71,816.401               9.625737                 0.000                  12/31/01

INVESCO VIF-HEALTH SCIENCES FUND-SERIES I SHARES

        9.553444               311,542.224               9.591322                 0.000                  12/31/03
        7.580976               210,450.701               7.599777                 0.000                  12/31/02
       10.175290                59,824.959              10.185393                 0.000                  12/31/01

INVESCO VIF-HIGH YIELD FUND-SERIES I SHARES *

       10.095432               859,221.923               8.956974             4,988.977                  12/31/03
        8.186958               488,086.809               7.252971                21.978                  12/31/02
        8.410616               546,183.962               7.440073                 0.000                  12/31/01
       10.025816               403,918.794                      -                     -                  12/31/00
       11.510803               221,636.210                      -                     -                  12/31/99
       10.689459                70,047.913                      -                     -                  12/31/98
       10.687084                10,260.821                      -                     -                  12/31/97

INVESCO VIF-SMALL COMPANY GROWTH FUND-SERIES I SHARES

        7.900935               131,306.947               7.932284             3,369.123                  12/31/03
        6.004149               155,173.901               6.019053                55.942                  12/31/02
        8.838420                27,720.462               8.847207                 0.000                  12/31/01

JANUS ASPEN SERIES BALANCED PORTFOLIO INSTITUTIONAL SHARES

       16.507560             3,685,075.400              13.006905            25,172.606                  12/31/03
       14.676594             3,702,620.254              11.547104             9,113.219                  12/31/02
       15.907374             3,578,735.833              12.496901                 0.000                  12/31/01
       16.920712             3,181,464.624                      -                     -                  12/31/00
       17.556100             1,571,579.505                      -                     -                  12/31/99
       14.043929               373,285.807                      -                     -                  12/31/98
       10.604609                30,519.754                      -                     -                  12/31/97

                                               NUMBER OF
                             STANDARD WITH   STANDARD WITH
                NUMBER OF    ADMINISTRATION  ADMINISTRATION
                 STANDARD       CHARGES      CHARGES WAIVED
  STANDARD     ACCUMULATION      WAIVED       ACCUMULATION
ACCUMULATION      UNITS       ACCUMULATION       UNITS
 UNIT VALUE    OUTSTANDING     UNIT VALUE      OUTSTANDING     YEAR
------------   ------------  --------------  --------------  --------
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO INSTITUTIONAL SHARES

   8.153727   1,483,721.928     8.210347        6,761.170    12/31/03
   6.859260   1,548,077.357     6.896673          204.741    12/31/02
   8.247987   1,650,016.481     8.280678            0.000    12/31/01
  10.678675   1,384,637.536            -                -    12/31/00
  13.234548     471,936.628            -                -    12/31/99

JANUS ASPEN SERIES GROWTH PORTFOLIO INSTITUTIONAL SHARES

  11.455733   2,117,639.460     9.215438        5,531.696    12/31/03
   8.817912   2,338,003.425     7.082990           30.710    12/31/02
  12.166993   2,211,504.181     9.758629            0.000    12/31/01
  16.393493   1,792,958.592            -                -    12/31/00
  19.453513     643,514.256            -                -    12/31/99
  13.699715     172,190.630            -                -    12/31/98
  10.239960      32,737.591            -                -    12/31/97

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO INSTITUTIONAL
SHARES

  12.398800     669,789.197    10.042608        9,400.966    12/31/03
   9.318679     678,787.112     7.536654           78.508    12/31/02
  12.698027     675,126.139    10.254541            0.000    12/31/01
  16.774550     620,740.857            -                -    12/31/00
  20.234788     142,343.325            -                -    12/31/99
  11.256365      45,382.775            -                -    12/31/98
   9.735841      12,541.039            -                -    12/31/97

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO INSTITUTIONAL SHARES
(FORMERLY AGGRESSIVE GROWTH PORTFOLIO)

  11.999290   1,291,553.100     9.465056            0.000    12/31/03
   9.005921   1,290,667.557     7.093380            0.000    12/31/02
  12.672131   1,215,838.484     9.966204            0.000    12/31/01
  21.224171     993,843.327            -                -    12/31/00
  31.565210     329,807.902            -                -    12/31/99
  14.199318      53,896.345            -                -    12/31/98
  10.723950       2,830.076            -                -    12/31/97

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO INSTITUTIONAL SHARES

  11.708282   2,099,555.231     9.049605       17,208.944    12/31/03
   9.574914   2,438,561.261     7.389719       10,530.938    12/31/02
  13.032840   2,364,153.929    10.043546            0.000    12/31/01
  17.039678   2,082,293.354            -                -    12/31/00
  20.488548   1,026,072.851            -                -    12/31/99
  12.632936     402,131.168            -                -    12/31/98
   9.935860      56,665.753            -                -    12/31/97

PBHG GROWTH II PORTFOLIO

   8.138532     317,820.223     7.926405            0.000    12/31/03
   6.564979     317,797.743     6.384410            0.000    12/31/02
   9.568587     349,991.649     9.291589            0.000    12/31/01
  16.299948     351,987.801            -                -    12/31/00
  19.835104      67,359.578            -                -    12/31/99
  10.147606      24,618.770            -                -    12/31/98
   9.511124       6,195.935            -                -    12/31/97

                                               NUMBER OF
                             STANDARD WITH   STANDARD WITH
                NUMBER OF    ADMINISTRATION  ADMINISTRATION
                 STANDARD       CHARGES      CHARGES WAIVED
  STANDARD     ACCUMULATION      WAIVED       ACCUMULATION
ACCUMULATION      UNITS       ACCUMULATION       UNITS
 UNIT VALUE    OUTSTANDING     UNIT VALUE      OUTSTANDING     YEAR
------------   ------------  --------------  --------------  --------
PBHG LARGE CAP GROWTH PORTFOLIO

  13.204437     617,461.763    10.519153        2,296.222    12/31/03
  10.205869     529,410.520     8.118359           25.303    12/31/02
  14.641681     541,607.501    11.629578            0.000    12/31/01
  20.703434     484,474.409            -                -    12/31/00
  21.307087     158,614.893            -                -    12/31/99
  13.076352      31,474.961            -                -    12/31/98
  10.150555      11,415.131            -                -    12/31/97

PBHG MID-CAP PORTFOLIO

  10.704683     741,933.320    10.747126       10,347.112    12/31/03
   8.081499     690,961.567     8.101550        6,013.902    12/31/02
  10.074367     224,532.821    10.084362            0.000    12/31/01

PBHG SELECT VALUE PORTFOLIO

   7.881539     402,147.263     7.912817       17,763.026    12/31/03
   6.755996     379,523.798     6.772767          120.028    12/31/02
   9.142710     286,441.118     9.151792            0.000    12/31/01

PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO

   6.796492   2,169,043.606     6.714664            0.000    12/31/03
   4.741823   1,894,838.669     4.696626            0.000    12/31/02
  10.450474   1,591,254.973    10.335507            0.000    12/31/01
  22.227020   1,164,557.256            -                -    12/31/00
  38.941384     433,441.908            -                -    12/31/99
  11.808346      65,820.143            -                -    12/31/98
   9.057045      20,974.008            -                -    12/31/97

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

   7.422777     410,290.151     7.474308            0.000    12/31/03
   5.644081     187,535.206     5.674858            0.000    12/31/02
   7.299765      98,100.403     7.328677            0.000    12/31/01
   9.829207      74,370.108            -                -    12/31/00
  11.958486       6,821.832            -                -    12/31/99

SCUDDER VIT SMALL CAP INDEX FUND

  12.525203     434,240.830    12.612134          613.862    12/31/03
   8.673629     165,980.862     8.720926           78.204    12/31/02
  11.074827     153,151.939    11.118707            0.000    12/31/01
  11.003134      83,894.729            -                -    12/31/00
  11.606269      15,259.149            -                -    12/31/99

STRONG OPPORTUNITY FUND II  - ADVISOR CLASS

  15.557210     786,599.201    12.919082        2,088.017    12/31/03
  11.513924     666,398.705     9.547304          202.855    12/31/02
  15.954009     638,318.778    13.209384            0.000    12/31/01
  16.800998     317,789.969            -                -    12/31/00
  15.981484     138,453.066            -                -    13/31/99
  12.012034      72,644.387            -                -    12/31/98
  10.727356       6,416.208            -                -    12/31/97

                                               NUMBER OF
                             STANDARD WITH   STANDARD WITH
                NUMBER OF    ADMINISTRATION  ADMINISTRATION
                 STANDARD       CHARGES      CHARGES WAIVED
  STANDARD     ACCUMULATION      WAIVED       ACCUMULATION
ACCUMULATION      UNITS       ACCUMULATION       UNITS
 UNIT VALUE    OUTSTANDING     UNIT VALUE      OUTSTANDING     YEAR
------------   ------------  --------------  --------------  --------
STRONG VIF MID CAP GROWTH FUND II

  11.892436     626,038.511     9.303506           20.835    12/31/03
   8.984712     569,056.186     7.018390            0.000    12/31/02
  14.588097     573,334.387    11.378531            0.000    12/31/01
  21.369830     454,659.296            -                -    12/31/00
  25.444156     120,559.085            -                -    12/31/99
  13.587521      33,197.715            -                -    12/31/98
  10.707133       2,147.556            -                -    12/31/97

THE TIMOTHY PLAN CONSERVATIVE GROWTH VARIABLE SERIES

  10.342389     348,794.768    10.368005            0.000    12/31/03
   8.916475     167,693.588     8.925318            0.000    12/31/02

THE TIMOTHY PLAN STRATEGIC GROWTH VARIABLE SERIES

  10.104822     408,637.294    10.129626            0.000    12/31/03
   8.194917     159,507.218     8.202876            0.000    12/31/02

VAN KAMPEN UIF CORE PLUS FIXED INCOME PORTFOLIO-CLASS I

  13.866152   1,111,500.860    13.018146       11,072.438    12/31/03
  13.437077   1,065,387.210    12.596637        1,851.193    12/31/02
  12.694998     713,042.852    11.883354            0.000    12/31/01
  11.776122     380,480.921            -                -    12/31/00
  10.749115     279,193.758            -                -    12/31/99
  11.079965      46,348.096            -                -    12/31/98
  10.412276           4.653            -                -    12/31/97

VAN KAMPEN UIF U.S. MID CAP VALUE PORTFOLIO-CLASS I (FORMERLY MID CAP
CORE PORTFOLIO)

  15.551851     417,352.873    12.813994          882.716    12/31/03
  11.143745     383,714.571     9.168344           52.729    12/31/02
  15.699340     335,452.774    12.897226            0.000    12/31/01
  16.438193     253,713.630            -                -    12/31/00
  15.049488     183,388.647            -                -    12/31/99
  12.705082     111,076.120            -                -    12/31/98
  11.113227      16,674.966            -                -    12/31/97

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO-CLASS I

  17.374679     549,927.036    16.572889          944.337    12/31/03
  12.811814     469,712.672    12.202516          116.127    12/31/02
  13.094325     269,466.499    12.453115            0.000    12/31/01
  12.088940     147,402.642            -                -    12/31/00
   9.482378      86,941.426            -                -    12/31/99
   9.758808      43,786.457            -                -    12/31/98
  11.101269       7,200.060            -                -    12/31/97

VAN KAMPEN UIF VALUE PORTFOLIO-CLASS I

  12.030718     620,028.974    11.462170            0.000    12/31/03
   9.098209     526,832.864     8.655429            0.000    12/31/02
  11.851536     401,628.667    11.258029            0.000    12/31/01
  11.751659     132,621.948            -                -    12/31/00
   9.536137      78,330.649            -                -    12/31/99
   9.848411      34,212.111            -                -    12/31/98
  10.204064       9,944.401            -                -    12/31/97



* Note: Effective April 30, 2004, AIM V.I. High Yield Fund acquired the assets of INVESCO VIF - High Yield Fund.

The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2003. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF-Money Market Portfolio Subaccount was 10.00000 as of July 15, 1997 (the Separate Account commencement date) or as of May 1, 1999 (the effective date of the Subaccounts) for the Janus Aspen Series Capital Appreciation Portfolio-Institutional Shares and the two Scudder Investments VIT Funds, or as of May 1, 2001 (the effective date of the Subaccounts) for the INVESCO VIF-Health Sciences Fund, INVESCO VIF-Dynamics Fund, INVESCO VIF-Financial Services Fund, INVESCO VIF-Small Company Growth Fund, PBHG Select Value Portfolio, and PBHG Mid-Cap Portfolio or as of May 1, 2002, (the effective date of the Subaccounts) for The Timothy Plan Conservative Growth Variable Series and The Timothy Plan Strategic Growth Variable Series. The beginning Accumulation Unit Value for the Dreyfus VIF-Money Market Portfolio Subaccount was 1.000000 as of July 15, 1997.

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

YIELD DATA

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.

TOTAL RETURN DATA


The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The CDSC reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.


Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average and Morningstar.

The Company may also:

     - compare the performance of a Subaccount with applicable indices and/or industry averages;

     - present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

     - compare investment return on a tax-deferred basis with currently taxable investment return;

     -   illustrate investment returns by graphs, charts or otherwise.

                                 THE PORTFOLIOS

The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


PORTFOLIO / ADVISOR        INVESTMENT OBJECTIVE



AIM VARIABLE INSURANCE FUNDS (FORMERLY, INVESCO VARIABLE INVESTMENT FUNDS, INC.)



AIM V.I. HIGH YIELD FUND   AIM V.I. High Yield seeks a high level of current
- SERIES I SHARES          income by normally investing at least 80% of its net
                           assets, plus the amount of any borrowings for
(NOTE: EFFECTIVE APRIL     investment purposes, in non-investment grade debt
30, 2004, AIM V.I. HIGH    securities, i.e., "junk bonds." The fund's
YIELD FUND ACQUIRED THE    investments may include synthetic instruments.
ASSETS OF INVESCO          Synthetic instruments are investments that have
VIF-HIGH YIELD FUND)       economic characteristics similar to the fund's direct
                           investments, and may include futures and options. The
Advisor - A I M Advisors,  advisor focus on debt securities that they believe
Inc.                       have favorable prospects for high current income,
                           they also consider the possibility of growth of capital for the security.

PORTFOLIO / ADVISOR        INVESTMENT OBJECTIVE



INVESCO VIF-CORE EQUITY    INVESCO VIF-Core Equity Fund seeks to provide high
FUND - SERIES I  SHARES    total return through both growth and current income.
                           The Fund normally invests at least 80% of its net
Advisor - A I M Advisors,  assets in common and preferred stocks of companies
Inc.                       with a history of paying regular dividends and debt
                           securities. Debt securities include corporate
Subadvisor:  INVESCO       obligations and obligations of the U.S. government
Institutional (N.A.),      and government agencies. The remaining assets of the
Inc.                       Fund are allocated to other investments at INVESCO's
                           discretion, based upon current business, economic, and market conditions.



INVESCO VIF-DYNAMICS       INVESCO VIF-Dynamics Fund seeks long-term capital
FUND - SERIES I  SHARES    growth. The Fund normally invests at least 65% of its
                           assets in common stocks of mid-sized companies. The
Advisor - A I M Advisors,  Fund considers a company to be a mid-capitalization
Inc.                       company if it has a market capitalization, at the
                           time of purchase, within the range of the largest and
Subadvisor: INVESCO        smallest capitalized companies included in the
Institutional (N.A.),      Russell Midcap Growth Index during the most recent
Inc.                       11-month period (based on month-end data) plus the
                           most recent data during the current month. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other factors that INVESCO believes will lead to rapid sales or earnings growth.



INVESCO VIF-FINANCIAL      INVESCO VIF-Financial Services seeks capital growth.
SERVICES FUND - SERIES I   The Fund normally invests at least 80% of its net
SHARES                     assets in the equity securities and equity-related
                           instruments of companies involved in the financial
Advisor - A I M Advisors,  services sector. These companies include, but are not
Inc.                       limited to, banks (regional and money-centers),
                           insurance companies (life, property and casualty, and
Subadvisor: INVESCO        multi-line), investment and miscellaneous industries
Institutional (N.A.), Inc. (asset managers, brokerage firms, and government-sponsored agencies) and suppliers to financial services companies. The investment advisor seeks companies, which it believes can grow their revenues and earnings in a variety of interest rate environments - although securities prices of financial services companies generally are interest rate sensitive.



INVESCO VIF-HEALTH         INVESCO VIF-Health Sciences seeks capital growth. The
SCIENCES FUND - SERIES I   Fund normally invests at least 80% of its net assets
SHARES                     in the equity securities and equity-related
                           instruments of companies that develop, produce or
Advisor - A I M Advisors,  distribute products or services related to health
Inc.                       care. These companies include, but are not limited
                           to, medical equipment or supplies, pharmaceuticals,
Subadvisor: INVESCO        biotechnology and healthcare providers and service
Institutional (N.A.), Inc. companies. The investment advisor attempts to blend well-established healthcare firms with
                           faster-growing, more dynamic health care companies.
                           Well-established health care companies typically provide liquidity and earnings visibility for the Portfolio and represent core holdings in the Fund.

PORTFOLIO / ADVISOR        INVESTMENT OBJECTIVE



INVESCO VIF-SMALL COMPANY  INVESCO VIF-Small Company Growth Fund seeks long-term
GROWTH FUND - SERIES I     capital growth. The Fund normally invests at least
SHARES                     80% of its net assets in small capitalization
                           companies. The Fund considers a company to be a small
Advisor - A I M Advisors,  capitalization company if it has a market
Inc.                       capitalization, at the time of purchase, no larger
                           than the largest capitalized company included in the
Subadvisor: INVESCO        Russell 2000 Growth Index during the most recent
Institutional (N.A.), Inc. 11-month period (based on month-end data) plus the most recent data during the current month.. The fund focuses on companies with accelerating earnings growth attributable to rapid sales growth and new products or services.



DREYFUS PORTFOLIOS



THE DREYFUS SOCIALLY       The Dreyfus Socially Responsible Growth Fund, Inc.
RESPONSIBLE GROWTH FUND,   seeks to provide capital growth with current income
INC.-INITIAL SHARES        as a secondary goal. To pursue these goals, the fund
                           normally invests at least 80% of its assets in the
Advisor - The Dreyfus      common stock of companies that Dreyfus believes meet
Corporation Sub-Advisor -  traditional investment standards and conduct their
NCM Capital Management     business in a manner that contributes to the
Group, Inc.                enhancement  of the quality of life in America.



DREYFUS STOCK INDEX        The Dreyfus Stock Index Fund seeks to match the total
FUND-INITIAL SHARES        return of the Standard & Poor's 500 Composite Stock
                           Price Index. To pursue this goal, the Fund generally
Advisor - The Dreyfus      invests in all 500 stocks in the S&P 500(R) in
Corporation Index Manager  proportion to their weighting in the index. The Fund
- Mellon Equity            is not sponsored, endorsed, sold or promoted by
Associates (an affiliate   Standard & Poor's, and Standard & Poor's makes no
of Dreyfus)                representation regarding the advisability of
                           investing in the Fund.



DREYFUS VARIABLE           The VIF Appreciation Portfolio seeks to provide
INVESTMENT FUND (""VIF"")  long-term capital growth consistent with the
-APPRECIATION              preservation of capital. Its secondary goal is
PORTFOLIO-INITIAL SHARES   current income. To pursue these goals, the portfolio
                           invests at least 80% of its assets in common stocks.
Advisor - The Dreyfus      The portfolio focuses on "blue chip" companies with
Corporation Sub-Advisor -  total market values of more than $5 billion at the
Fayez Sarofim & Co.        time of purchase.



DREYFUS VARIABLE           The Portfolio seeks capital growth. To pursue this
INVESTMENT FUND (""VIF"")  goal, the portfolio normally invests at least 80% of
-DEVELOPING LEADERS        its assets in the stocks of companies Dreyfus
PORTFOLIO-INITIAL SHARES   believes to be characterized by new or innovative
(formerly Small Cap        products, services or processes having the potential
Portfolio)                 to enhance earnings or revenue growth. Based on
                           current market conditions, the portfolio primarily
Advisor - The Dreyfus      invests in market capitalizations of less than $2
Corporation                billion at the time of purchase.



DREYFUS VARIABLE           The VIF Growth and Income Portfolio seeks long-term
INVESTMENT FUND (""VIF"")  capital growth, current income and growth of income,
-GROWTH AND INCOME         consistent with reasonable investment risk. To pursue
PORTFOLIO-INITIAL SHARES   these goals, the portfolio invests primarily in
                           stocks, of domestic and foreign issuers.
Advisor - The Dreyfus
Corporation

PORTFOLIO / ADVISOR        INVESTMENT OBJECTIVE
DREYFUS VARIABLE           The VIF Money Market Portfolio seeks to provide as
INVESTMENT FUND ("VIF")    high a level of current income as is consistent with
-MONEY MARKET PORTFOLIO    the preservation of capital and the maintenance of
                           liquidity. This Portfolio invests in a diversified
Advisor - The Dreyfus      portfolio of high quality short-term debt securities.
Corporation                An investment in the Money Market Portfolio is
                           neither insured nor guaranteed by the Federal Deposit
                           Insurance Corporation or any other government agency.
                           Although the Portfolio seeks to preserve the value of
                           your investment at $1.00 per share, it is possible to
                           lose money by investing in the Portfolio.

JANUS ASPEN SERIES         This diversified portfolio seeks long-term capital
BALANCED PORTFOLIO         growth, consistent with preservation of capital and
-INSTITUTIONAL SHARES      balanced by current income. The Portfolio normally
                           invests 40-60% of its assets in securities selected
Advisor - Janus Capital    primarily for their growth potential and 40-60% of
Management LLC             its assets in securities selected primarily for their
                           income potential. The Portfolio will normally invest
                           at least 25% of its assets in fixed-income
                           securities.

JANUS ASPEN SERIES         This non-diversified portfolio seeks long-term growth
CAPITAL APPRECIATION       of capital by investing primarily in common stocks
PORTFOLIO - INSTITUTIONAL  selected for their growth potential. The Portfolio
SHARES                     may invest in companies of any size, from larger,
                           well-established companies to smaller, emerging
Advisor - Janus Capital    growth companies.
Management LLC


JANUS ASPEN SERIES GROWTH  This diversified portfolio seeks long-term growth of
PORTFOLIO - INSTITUTIONAL  capital in a manner consistent with the preservation
SHARES                     of capital by investing primarily in common stocks
                           selected for their growth potential. Although the
Advisor - Janus Capital    Portfolio can invest in companies of any size, it
Management LLC             generally invests in larger, more established
                           companies.

JANUS ASPEN SERIES         This diversified portfolio seeks long-term growth of
INTERNATIONAL GROWTH       capital by investing, under normal circumstances, at
PORTFOLIO - INSTITUTIONAL  least 80% of its net assets in securities from at
SHARES                     least five different countries, excluding the United
                           States. International investing may present special
Advisor - Janus Capital    risks, including currency fluctuations and social and
Management LLC             political developments.

JANUS ASPEN SERIES MID     This diversified portfolio seeks long-term growth of
CAP GROWTH PORTFOLIO       capital by investing primarily in common stocks
-INSTITUTIONAL SHARES      selected for their growth potential, and normally
                           invests at least 80% of its net assets in
Advisor - Janus Capital    medium-sized companies.
Management LLC

JANUS ASPEN SERIES         This diversified portfolio seeks long-term growth of
WORLDWIDE GROWTH           capital in a manner consistent with the preservation
PORTFOLIO - INSTITUTIONAL  of capital by investing primarily in common stocks of
SHARES                     companies of any size throughout the world.
                           International investing may present special risks,
Advisor - Janus Capital    including currency fluctuations and social and
Management LLC             political developments.

PORTFOLIO / ADVISOR        INVESTMENT OBJECTIVE
PBHG INSURANCE SERIES
FUND

PBHG GROWTH II PORTFOLIO   The Portfolio seeks to provide investors with capital
                           appreciation. Under normal market conditions, the
Advisor - Pilgrim Baxter   Portfolio invests at least 65% of its assets in
& Associates, Ltd.         growth securities, such as common stocks, of small
                           and medium sized companies. These companies generally
                           have market capitalizations similar to the market
                           capitalizations of the companies in the Russell
                           Midcap(R) Growth Index at the time of the Portfolio's
                           investment. The growth securities in the Portfolio
                           are primarily common stocks that Pilgrim Baxter
                           believes have strong business momentum, earnings
                           growth and capital appreciation potential. The
                           Advisor expects to focus on those growth securities
                           whose market capitalization or annual revenues are
                           between $500 million and $10 billion at the time of
                           purchase.

PBHG LARGE CAP GROWTH      The Portfolio seeks to provide investors with
PORTFOLIO                  long-term growth of capital. Under normal market
                           conditions, the Portfolio invests at least 80% of its
Advisor - Pilgrim Baxter   assets in growth securities, such as common stocks of
& Associates, Ltd.         large capitalization companies. These companies
                           generally have market capitalizations similar to the
                           market capitalizations of the companies in the
                           Russell 1000(R) Growth Index at the time of the
                           Portfolio's investment. The growth securities in the
                           Portfolio are primarily common stocks that Pilgrim
                           Baxter believes have strong business momentum,
                           earnings growth and capital appreciation potential.
                           The Advisor intends to focus on those growth
                           securities whose market capitalizations are over $ 5
                           billion at the time of purchase.

PBHG MID-CAP PORTFOLIO     The Portfolio seeks to provide investors with
                           above-average total return over a 3 to 5 year market
Advisor - Pilgrim Baxter   cycle, consistent with reasonable risk. Under normal
& Associates, Ltd.         market conditions, the Portfolio invests at least 80%
                           of its assets in equity securities, such as common
                           stocks, issued by companies with market
                           capitalization within the range of the S & P MidCap
                           400 Index at the time of the Portfolio's investment.
                           The equity securities in the Portfolio are common
                           stocks that the Advisor believes have sustainable
                           long-term growth prospects but are currently trading
                           at modest valuations given certain financial
                           measurements, such as their price-to-earnings ratios,
                           dividend income potential and earnings power. The
                           Portfolio generally has a lower price-to-earnings
                           ratio than the average company in the S&P MidCap 400
                           Index and its sector weightings are generally within
                           10% of the Index's sector weightings.

PORTFOLIO / ADVISOR        INVESTMENT OBJECTIVE
PBHG SELECT VALUE          The Portfolio seeks to provide investors long-term
PORTFOLIO                  growth of capital and income. Current income is a
                           secondary objective. Under normal market conditions,
Advisor - Pilgrim Baxter   the Portfolio invests at least 65% of its assets in
& Associates, Ltd.         value securities, such as common stocks, of no more
                           than 30 companies with large market capitalizations.
                           These companies generally have market capitalizations
                           similar to the companies in the S&P 500 Index at the
                           time of the Portfolio's investment. The securities in
                           the Portfolio are primarily common stocks that
                           Pilgrim Baxter believes are currently underpriced
                           using certain financial measurements, such as their
                           price-to-earnings ratios, dividend income potential
                           and earnings power. Pilgrim Baxter expects to focus
                           on those value securities whose market
                           capitalizations are over $1 billion at the time of
                           purchase.

PBHG TECHNOLOGY &          The Portfolio seeks to provide investors with
COMMUNICATIONS PORTFOLIO   long-term growth of capital. Current income is
                           incidental to the Portfolio's goal. Under normal
Advisor - Pilgrim Baxter   market conditions, the Portfolio, a non-diversified
& Associates, Ltd.         fund, will invest at least 80% of its assets in
                           common stocks of companies doing business in the
                           technology and communications sector of the market.
                           In addition, the Portfolio is concentrated which
                           means it will invest 25% or more of its total assets
                           in the groups of the industries within that sector.
                           The portfolio invests in companies that may be
                           responsible for breakthrough products or technologies
                           or may be positioned to take advantage of
                           cutting-edge developments.

SCUDDER VIT FUNDS

SCUDDER VIT -EAFE(R)       Investments in securities of foreign issuers present
EQUITY INDEX (1)           greater risks including currency fluctuations and
                           changes in political/economic conditions. Foreign
Advisor - Deutsche Asset   securities markets generally exhibit greater price
Management, Inc.           volatility and are less liquid than the US markets.
                           Derivatives may be more volatile and less liquid than
                           traditional securities and the Fund could suffer
                           losses on its derivative positions. There is no
                           guarantee that the Fund will be able to mirror the
                           MSCI EAFE(R) Index closely enough to track its
                           performance.

                           The EAFE(R) Index is the exclusive property of Morgan
                           Stanley Capital International, a service of Morgan
                           Stanley and has been licensed for use by the VIT
                           EAFE(R) Index Fund's investment advisor.

SCUDDER VIT -SMALL CAP     Investments in small-size company stocks generally
INDEX(1)                   carry greater risks than are typically associated
                           with larger companies for various reasons such as
Advisor - Deutsche Asset   steeper price fluctuations, narrower markets, limited
Management, Inc.           financial resources, and less liquid stock.
                           Derivatives may be more volatile and less liquid than
                           traditional securities and the Fund could suffer
                           losses on its derivative positions. There is no
                           guarantee that the Fund will be able to mirror the
                           Russell 2000 Index closely enough to track its
                           performance.

                           "Russell 2000(R)" is a trademark of the Frank Russell
                           Company and has been licensed for use by the VIT
                           Small Cap Index Fund's investment advisor.



(1) Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Investment Management Americas Inc. and Scudder Trust Company.

PORTFOLIO / ADVISOR        INVESTMENT OBJECTIVE
STRONG PORTFOLIOS

STRONG OPPORTUNITY FUND    The Strong Opportunity Fund II invests, under normal
II - ADVISOR CLASS         conditions, primarily in stocks of
                           medium-capitalization companies that the fund's
Advisor - Strong           managers believe are under-priced, yet have
Investments                attractive growth prospects. The managers base the
                           analysis on a company's "Private Market Value" - the
                           price an investor would be willing to pay for the
                           entire company given its management, financial health
                           and growth potential. The managers determine a
                           company's Private Market Value based on a fundamental
                           analysis of a company's cash flows, asset valuations,
                           competitive situation and franchise value. The
                           manager may sell a stock when its price no longer
                           compares favorably with the company's Private Market
                           Value.

STRONG VARIABLE INSURANCE  The Strong Mid Cap Growth Fund II invests, under
FUNDS, INC.-STRONG MID     normal conditions, at least 80% of its assets in
CAP GROWTH FUND II         stocks of medium-capitalization companies that the
                           fund's manager believes have favorable prospects for
Advisor - Strong           above average and sustainable growth of earnings
Investments                and/or revenue. The fund defines
                           "medium-capitalization companies" as companies with a
                           market capitalization substantially similar to that
                           of companies in the Russell Midcap(TM) Index at the
                           time of investment. Although the fund may invest in
                           stocks of any economic sector, at times it may
                           emphasize one or more particular sectors. The fund
                           may utilize an active trading approach. The manager
                           may sell a holding when there is, among other things,
                           a fundamental change in the outlook for the company
                           (e.g., a change in management or reduction in
                           earnings) or to take advantage of a better investment
                           opportunity.

THE TIMOTHY PLAN VARIABLE
SERIES

THE TIMOTHY PLAN           The primary investment objective of the Timothy Plan
CONSERVATIVE GROWTH VS     Conservative Growth Variable Series is to seek
                           moderate levels of long-term capital growth, with a
Advisor - Timothy          secondary objective of current income. The Portfolio
Partners, Ltd.             normally invests at least 75% in specific funds
                           offered by the Timothy Plan family of funds. Fund
                           investments are reallocated as new assets come into
                           the Fund and at the end of each quarter, as needed to
                           maintain the asset allocation. The securities in
                           which the underlying funds shall be precluded from
                           investing, by virtue of the funds' and Portfolio's
                           ethical standards, are referred to as "excluded
                           securities."

THE TIMOTHY PLAN           The primary investment objective of the Timothy Plan
STRATEGIC GROWTH VS        Strategic Growth Variable Series is to seek medium to
                           high levels of long-term capital growth, with a
Advisor - Timothy          secondary objective of current income. The Portfolio
Partners, Ltd.             normally invests at least 75% in specific funds
                           offered by the Timothy Plan family of funds. Fund
                           investments are reallocated as new assets come into
                           the Fund and at the end of each quarter, as needed to
                           maintain the asset allocation. The securities in
                           which the underlying funds shall be precluded from
                           investing, by virtue of the funds' and Portfolio's
                           ethical standards, are referred to as "excluded
                           securities."

PORTFOLIO / ADVISOR        INVESTMENT OBJECTIVE
VAN KAMPEN-THE UNIVERSAL
INSTITUTIONAL FUNDS, INC.

VAN KAMPEN UIF - CORE      The investment objective of the Core Plus Fixed
PLUS FIXED INCOME          Income Portfolio is to seek above-average total
PORTFOLIO-CLASS I          return over a market cycle of three to five years by
                           investing primarily in a diversified portfolio of
Adviser - Van Kampen (1)   fixed income securities. The Portfolio invests
                           primarily in a diversified mix of dollar denominated
                           investment grade fixed income securities,
                           particularly U.S. Government, corporate and mortgage
                           securities. The Portfolio will ordinarily seek to
                           maintain an average weighted maturity in excess of
                           five years. The Portfolio may invest
                           opportunistically in non-dollar-denominated
                           securities and high yield securities (commonly
                           referred to as "junk bonds").

VAN KAMPEN UIF-U.S.        The investment objective of the Mid Cap Value
MIDCAP VALUE               Portfolio is to seek above-average total return over
PORTFOLIO-CLASS I          a market cycle of three to five years by investing
(formerly, U.S. Mid Cap    primarily in common stocks and equity securities. The
Core Portfolio)            Portfolio invests primarily in common stocks of
                           companies traded on a U.S. securities exchange with
Adviser - Van Kampen (1)   capitalizations generally in the range of companies
                           included in the Russell Midcap Value Index. The
                           Adviser seeks attractively valued companies
                           experiencing a change that is believed could have a
                           positive impact on a company's outlook, such as a
                           change in management, industry dynamics or
                           operational efficiency.

VAN KAMPEN UIF -U.S. REAL  The investment objective of the U.S. Real Estate
ESTATE PORTFOLIO-CLASS I   Portfolio is to seek above-average current income and
                           long-term capital appreciation by investing primarily
Adviser - Van Kampen (1)   in equity securities of companies in the U.S. real
                           estate industry, including real estate investment
                           trusts (REITs).

VAN KAMPEN UIF -VALUE      The investment objective of the Value Portfolio is to
PORTFOLIO-CLASS I          seek above-average total return over a market cycle
                           of three to five years by investing primarily in
Adviser - Van Kampen (1)   common stocks and other equity securities. The
                           Portfolio invests primarily in common stocks of
                           companies with capitalizations generally greater than
                           $1 billion. The Portfolio emphasizes a value style of
                           investing seeking well established companies that
                           appear undervalued and currently are not being
                           recognized within the market place. The Portfolio may
                           purchase stocks that do not pay dividends; and it may
                           invest, to a limited extent, in foreign equity
                           securities.



(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the U.S. Mid Cap Value, Value and Core Plus Fixed Income Portfolios.


ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the SEC to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify Owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

* Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

                  ANNUITY INVESTORS LIFE INSURANCE COMPANY (R)

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. ("GAFRI"), a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard

& Poor's, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

                              THE SEPARATE ACCOUNT

The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.


                        GREAT AMERICAN ADVISORS(R), INC.


Great American Advisors(R), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.

GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications or order tickets for the Contracts through its registered representatives. These broker-dealers are registered with the SEC and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to Owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

                             CHARGES AND DEDUCTIONS

CHARGES AND DEDUCTIONS BY THE COMPANY

There are two types of charges and deductions by the Company. There are charges assessed to the Contract which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable. There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.

Except as indicated below, the Company will never charge more to a Contract than the fees and charges described, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.


The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

    Purpose of Charge      Offset expenses incurred by the Company in the sale
                           of the Contracts, including commissions paid and costs of sales literature.

    Amount of Charge       Up to 8% of each purchase payment withdrawn from the
                           Contract depending on number of years elapsed since receipt of the purchase payment.


For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval:


Number of full years elapsed
between date of receipt of          0        1        2        3        4        5        6        7      8 or
purchase payment and date                                                                                 more
request for withdrawal or
surrender received

CDSC as a percentage of
purchase payment withdrawn or       8%       8%       7%       6%       5%       4%       3%       2%        0%
surrendered


For all other Contracts:

Number of full years elapsed
between date of receipt of          0        1        2        3        4        5        6        7      8 or
purchase payment and date                                                                                 more
request for withdrawal or
surrender received

CDSC as a percentage of
purchase payment withdrawn or       8%       8%       8%       7%       6%       5%       4%       2%        0%
surrendered


When Assessed              On surrenders or withdrawals of purchase payments
                           during Accumulation Period.


Assessed Against What      Purchase payments only, not earnings. See the
                           Surrender and Withdrawals section of this prospectus for information on order of withdrawal of earnings and purchase payments.



Waivers                    -  Free withdrawal privilege. See the Surrender and
                              Withdrawals section of this prospectus for information.


                           - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                           - Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

                           - If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after Contract has been in force ten years or more.


                           - Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.


                           - If the Social Security Administration determines after the Contract is issued that the Owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                           - Successor Owner election. See the Account Value section of this prospectus for information.

                           - Where required to satisfy state law or required for participation in certain retirement plans.

CONTRACT MAINTENANCE FEE

    Purpose of Charge      Offset expenses incurred in issuing the Contracts and
                           in maintaining the Contracts and the Separate
                           Account.

    Amount of Charge       $30.00 per year.

    When Assessed          During the Accumulation Period, the charge is
                           deducted on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

    Assessed Against What  Amounts invested in the Subaccounts. During the
                           Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the Fixed Account options.

    Waivers                -  During the Accumulation Period if the Account
                              Value is at least $40,000 on the date the charge is due (individual contracts only).

                           - During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

                           - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                           - During the Benefit Payment Period where required to satisfy state law.

TRANSFER FEE

    Purpose of Charge      Offset cost incurred in administering the Contracts.

    Amount of Charge       $25 for each transfer in excess of 12 in any contract
                           year. The Company reserves the right to change the amount of this charge at any time.

    When Assessed          During the Accumulation Period.

    Assessed Against What  Deducted from amount transferred.

    Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE

    Purpose of Charge      Offset expenses incurred in administering the
                           Contracts and the Separate Account.

    Amount of Charge       Daily charge equal to 0.000411% of the daily Net
                           Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

    When Assessed          During the Accumulation Period and during the Benefit
                           Payment Period if a variable dollar benefit is elected.

    Assessed Against What  Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

    Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

MORTALITY AND EXPENSE RISK CHARGE

    Purpose of Charge      Compensation for bearing certain mortality and
                           expense risks under the Contract. Mortality risks arise from the Company's obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.


    Amount of Charge       Daily charge equal to 0.003446% of the daily Net
                           Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.


    When Assessed          During the Accumulation Period, and during the
                           Benefit Payment Period if a variable dollar benefit is elected.

    Assessed Against What  Amounts invested in the Subaccounts. Not assessed against the Fixed Account options.

    Waivers                None.

PREMIUM TAXES

Currently some state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

                                  THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant's interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.

RIGHT TO CANCEL

The Owner of an individual Contract may cancel it before midnight of the twentieth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it, plus or minus any investment gains or losses under the Contract, and less the bonus amounts credited to the purchase payment(s), as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payment(s), less the bonus amounts, without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

PERSONS WITH RIGHTS UNDER A CONTRACT

OWNER: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

JOINT OWNERS: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner's death, or the surviving spouse must make an election within one year of the Owner's death.

ANNUITANT: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

BENEFICIARY: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner's estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.


PAYEE: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

                               ACCUMULATION PERIOD


Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner's instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawal, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.


ACCOUNT STATEMENTS

During the Accumulation Period, the Company will provide at least once each contract year a report of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) the value of the Owner's interest in the Fixed Account options as of that time; and
(2) the value of the Owner's interest in the Subaccounts as of that time. The value of the Owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawals, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

         -        transfer from a Subaccount

         -        surrender or withdrawal from the Subaccounts

         -        payment of a death benefit

         - application of the amounts in the Subaccounts to a settlement option

         -        deduction of the contract maintenance fee

         -        deduction of any transfer fee

SUCCESSOR OWNER ELECTION

If the Contract is issued after May 1, 2004, and the surviving spouse of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner's death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

PURCHASE PAYMENTS

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

                                                                  TAX-QUALIFIED             NON-TAX-QUALIFIED
--------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL PURCHASE PAYMENT                               $2,000*                    $10,000

MINIMUM MONTHLY PAYMENTS UNDER PERIODIC PAYMENT PROGRAM        $50                        $100

MINIMUM ADDITIONAL PAYMENTS                                    $50                        $50

MAXIMUM SINGLE PURCHASE PAYMENT                                $500,000 or Company        $500,000 or Company
                                                               approval                   approval

*Group contracts are designed and intended for groups with an average initial certificate amount of at least $5,000.

The Company reserves the right to increase or decrease the minimum initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the Owner's account. If the application or order ticket form is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket form is not in good order, the Company will attempt to get the application or order ticket form in good order within five business days. If the application or order ticket form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically gives the Company consent to keep the purchase payment until the application or order ticket form is in good order. Once the application or order ticket form is in good order, the purchase payment will be applied to the Owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

The Company may, in its sole discretion, restrict or prohibit the credit of purchase payment to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

PURCHASE PAYMENT BONUS

A bonus in the amount of 4% of each purchase payment will be credited to the Account Value. The bonus will be deemed to be a purchase payment for all purposes under a Contract and this prospectus except where otherwise noted. For example, the bonus will be allocated as part of purchase payment allocations. Any bonus credited to a purchase payment is also deemed to be part of that purchase payment for CDSC purposes. This means if the bonus is returned to the Owner on a surrender or withdrawal following the first Contract year, a CDSC, to the extent applicable to the purchase payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the Right to Cancel period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first Contract year.

The bonus will not be returned to the Owner if a Contract is canceled under the Right to Cancel provision, if any, or if a Contract is surrendered in full during the first Contract year, unless otherwise required by state law. In either case, the bonus will be forfeited and the Owner will bear the risk of investment gains or losses on the amount of the bonus that was allocated to Subaccounts.

The bonus is funded from the Company's General Account, and the Company guarantees that the bonus will never be less than 4%. The CDSC for the Contract is slightly higher and longer than for the other variable annuity contracts issued by the Company through Annuity Investors(R) Variable Account B. The Company expects to partially recover the expenses associated with providing the bonus under the Contract from this additional CDSC. The standard mortality and expense risk charge for the Contract is the same as for other variable annuity standard contracts issued by the

Company through Annuity Investors(R) Variable Account B. It does not include any additional charge for the bonus feature.

In certain circumstances, due to the generally higher surrender charge and longer surrender period for a contract with a bonus, an annuity contract without a bonus may provide greater value on surrender or withdrawal. In addition, if you surrender or withdrawal your contract during the first Contract Year, we will recapture the entire amount of the bonus even if your Contract has declined in value to an amount less than your Purchase Payments. As with any variable annuity that includes a contingent deferred sales charge, you should carefully consider your need to access your Account Value during the CDSC period, and the extent to which the free withdrawal privilege available under the Contract may be sufficient.

INVESTMENT OPTIONS--ALLOCATIONS

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See The Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available Fixed Account options are:

         Fixed Accumulation Account Option
         One-Year Guaranteed Interest Rate Option
         Three-Year Guaranteed Interest Rate Option
         Five-Year Guaranteed Interest Rate Option
         Seven-Year Guaranteed Interest Rate Option

The current restrictions on allocations are:

                                                                        TAX-QUALIFIED AND NON-TAX-QUALIFIED
-----------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO ANY SUBACCOUNT                        $10

MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT            $10

MINIMUM ALLOCATION TO FIXED ACCOUNT GUARANTEE               $2,000
PERIOD OPTION                                               No amounts may be allocated to a guarantee period option
                                                            which would extend beyond the Annuity Commencement Date.

ALLOCATIONS TO EITHER FIVE-YEAR GUARANTEED INTEREST         For Contracts issued after May 1, 2004 for states
RATE OPTION OR SEVEN-YEAR GUARANTEED INTEREST RATE          where the Company has received regulatory approval,
OPTION                                                      amounts may be allocated to the Five-Year Guaranteed
                                                            Interest Rate Option and the Seven-Year Guaranteed Interest
                                                            Rate Option only during the first contract year.

ALLOCATION DURING RIGHT TO CANCEL PERIOD                    No current restrictions, however, the Company reserves the right to require that purchase payment(s) be allocated to
                                                            the money market Subaccount or to the Fixed Accumulation
                                                            Account option during the right to cancel period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive interest at a rate no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The interest rate credited to each purchase payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. The interest rate to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on the amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

Interests in the Subaccounts are securities registered with the SEC. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

The Company may, in its sole discretion, restrict or prohibit allocation to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

PRINCIPAL GUARANTEE PROGRAM

An Owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The Principal Guarantee Program is only available during the first contract year.

RENEWAL OF FIXED ACCOUNT GUARANTEE OPTIONS

An amount allocated or transferred to a Fixed Account guarantee interest rate option will mature at the end of the guarantee period. When the amount matures, the Owner may elect in writing to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, the amount will be allocated to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

The current restrictions on transfers are:

                                                                     TAX-QUALIFIED AND NON-TAX-QUALIFIED
------------------------------------------------------------------------------------------------------------------
MINIMUM TRANSFER FROM ANY SUBACCOUNT                        $500 or balance of Subaccount, if less

MINIMUM TRANSFER FROM FIXED ACCOUNT OPTION                  $500 or balance of Fixed Account option, if less

MINIMUM TRANSFER TO FIXED ACCOUNT GUARANTEE PERIOD          $2,000
OPTION                                                      No amounts may be transferred to a guarantee period
                                                            option, which would extend beyond the Annuity
                                                            Commencement Date.

MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION OTHER            During any contract year, 20% of the Fixed Account
THAN FIXED ACCOUNT GUARANTEE PERIOD OPTION WHICH IS         option's value as of the most recent contract
MATURING                                                    anniversary.

TRANSFERS TO EITHER FIVE-YEAR GUARANTEED                    For Contracts issued after May 1, 2004 for states
INTEREST RATE OPTION OR SEVEN-YEAR                          where the Company has received regulatory approval,
GUARANTEED INTEREST RATE OPTION                             amounts may be transferred to the Five-Year
                                                            Guaranteed Interest Rate Option and the Seven-Year
                                                            Guaranteed Interest Rate Option only during the
                                                            first contract year.

TRANSFERS FROM FIXED ACCOUNT OPTIONS                        -    May not be made prior to first contract
                                                                 anniversary.

                                                            -    Amounts transferred from Fixed Account options to
                                                                 Subaccounts may not be transferred back to Fixed
                                                                 Account options for a period of 6 months from the
                                                                 date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

                                                                    MINIMUM ACCOUNT
           SERVICE                      DESCRIPTION                  REQUIREMENTS               LIMITATIONS/NOTES
----------------------------------------------------------------------------------------------------------------------
DOLLAR COST AVERAGING           Automatic transfers from      Source of funds must be at   Dollar cost averaging
There are risks involved in     the money market Subaccount   least $10,000.               transfers may not be made
switching between investments   to any other Subaccount(s),                                to any of the Fixed Account
available under the             or from the Fixed             Minimum transfer per month   options. The dollar cost
Contract. Dollar cost           Accumulation Account option   is $500. When balance of     averaging transfers will
averaging requires regular      (where available) to any      source of funds falls        take place on the last
investments regardless of       Subaccount(s), on a monthly   below $500, entire balance   Valuation Date of each
fluctuating price levels and    or quarterly basis.           will be allocated            calendar month or quarter
does not guarantee profits or                                 according to dollar cost     as requested by the Owner.
prevent losses in a declining                                 averaging instructions.
market. You should consider
your financial ability to
continue dollar cost
averaging transfers through
periods of changing price
levels.

PORTFOLIO REBALANCING           Automatically transfer        Minimum Account Value of     Transfers will take place
                                amounts between the           $10,000.                     on the last Valuation Date
                                Subaccounts and the Fixed                                  of each calendar quarter.
                                Accumulation Account option                                Portfolio rebalancing will
                                (where available) to                                       not be available if the
                                maintain the percentage                                    dollar cost averaging
                                allocations selected by the                                program or an interest
                                Owner.                                                     sweep from the Fixed
                                                                                           Accumulation Account
                                                                                           option is being utilized.

INTEREST SWEEP                  Automatic transfers of the    Balance of each Fixed        Interest sweep transfers
                                income from any Fixed         Account option selected      will take place on the last
                                Account option(s) to any      must be at least $5,000.     Valuation Date of each
                                Subaccount(s).                Maximum transfer from each   calendar quarter. Interest
                                                              Fixed Account option         sweep is not available from
                                                              selected is 20% of such      the Seven-Year Guaranteed
                                                              Fixed Account option's       Interest Rate Option if the
                                                              value per year.  Amounts     Principal Guarantee Program
                                                              transferred under the        is selected.
                                                              interest sweep program
                                                              will reduce the 20%
                                                              maximum transfer amount
                                                              otherwise allowed.

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS

Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's web site at www.annuityinvestors.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

TERMINATION OF AUTOMATIC TRANSFER PROGRAMS

The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

OTHER RESTRICTIONS ON TRANSFERS

Transfers involving Subaccounts may be subject to restrictions or requirements if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. In particular, a pattern of transfers that coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may be unable to effectuate transfers in such situations.


Additionally, the Company reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect Contract Owners, Annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some Contract Owners (or third parties acting on their behalf). The Company will apply the same standards to all Contract Owners in its determination of whether to exercise its right to refuse or limit transfer requests (or when taking other necessary actions). If the Company determines that a Contract Owner (or third party acting on the Contract Owner's behalf) is engaging in harmful short-term trading, the Company reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified Contract Owners to submit transfer requests via telephone, facsimile or over the Internet. If the Company exercises this right, affected Contract Owners would be limited to submitting transfer requests via U.S. mail. The Company may also refuse transfer requests submitted by specified Contract Owners (or third parties on their behalf) that exhibit a pattern of short-term trading. Any action taken by the Company pursuant to this provision will be preceded by 10 days' written notice to the affected Contract Owner(s). If the Company refuses a transfer request pursuant to this provision, the request may be resubmitted via U. S. mail. That transfer would then be effective as of the Valuation Date during which the Company receives the request for transfer via U. S. mail, and would be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.


Additionally, the Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

SURRENDER AND WITHDRAWALS

An Owner may surrender a Contract either in full or take a partial withdrawal during the Accumulation Period. A CDSC may apply on surrender or withdrawal. If bonus amounts credited to a purchase payment are returned to the Owner on a withdrawal or surrender following the first year, a CDSC, to the extent applicable to the purchase payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the free look period. CDSC is also not imposed with respect to any bonus amounts upon withdrawal or surrender during the first Contract year. The restrictions and charges on withdrawals and surrenders are:

                                                               TAX-QUALIFIED                    NON-TAX-QUALIFIED
-----------------------------------------------------------------------------------------------------------------------
MINIMUM AMOUNT OF WITHDRAWAL                                                         $500

MINIMUM REMAINING SURRENDER VALUE AFTER WITHDRAWAL                                   $500

AMOUNT AVAILABLE FOR SURRENDER OR WITHDRAWAL            Surrender Value, subject to       Surrender Value, subject to
(valued as of end of Valuation Period in which          tax law or employer plan          employer plan restrictions on
request for surrender or withdrawal is received by      restrictions on withdrawals       withdrawals or surrender
the Company)                                            or surrender

TAX PENALTY FOR EARLY WITHDRAWAL                        When applicable, 10% of amount distributed before age 59 1/2
                                                        (25% for certain SIMPLE IRAs)

CONTRACT MAINTENANCE FEE ON SURRENDER                   $30 (no CDSC applies to fee)

CONTINGENT DEFERRED SALES CHARGE ("CDSC")               Up to 8% of purchase payments

ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC                First from accumulated earnings (no CDSC applies) and then
(order may be different for tax purposes)               from purchase payments on "first-in, first-out" basis (CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.

A surrender or withdrawal is effective on the Valuation Date during which the Company receives the request, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered or withdrawn amount may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Payment of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal as allowed by state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

FREE WITHDRAWAL PRIVILEGE

The Company will waive the CDSC on full or partial surrender or withdrawal during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of:
(a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

LONG-TERM CARE WAIVER RIDER

If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to Owners of certain tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount which would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company's involuntary surrender right as described above.

                             BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the Annuity Commencement Date.

Annuity Benefit payments will be made to the Annuitant as Payee. In lieu of that, you may elect by Written Request to have Annuity Benefit payments made to you as Payee. Any Annuity Benefit amounts remaining payable on the death of the Payee will be paid to the contingent Payee designated by you by Written Request. We may reject the naming of a non-natural contingent Payee.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately proceeding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.

The Owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the Annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

DEATH BENEFIT AMOUNT


The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2003, the Company sought approval from the various states for an endorsement with revised provisions concerning the determination of the Death Benefit Amount (the "2003 Death Benefit Endorsement"). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.


DEATH BENEFIT AMOUNT (VERSION 1)

This Version 1 of the Death Benefit Amount applies to:


         1) all Group and Individual Contracts issued in any state after May 1, 2004 (except for Individual Contracts issued in Connecticut and Minnesota until the 2003 Death Benefit Endorsement is approved in those states); and


         2) all Group and Individual Contracts issued prior to May 1, 2004 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit Amount will equal the greater of:

         1) the Account Value on the Death Benefit Valuation Date; or

         2) the Minimum Death Benefit;


The Minimum Death Benefit is equal to the total purchase payments, including the bonus(es) thereon, reduced proportionally for withdrawals. This reduction will include any charges or adjustments applicable to such withdrawals, and will be made on the date of the withdrawal. This means that the Minimum Death Benefit will be reduced on that date in the same proportion that the Account Value is reduced by the withdrawal.


The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options as of the Death Benefit Valuation Date. This allocation will be made in the same proportion as the value of each option bears to the Owner's total Account Value immediately before the Death Benefit Valuation Date.

DEATH BENEFIT AMOUNT (VERSION 2)

This Version 2 of the Death Benefit Amount applies to all Group and Individual Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The death benefit will be an amount equal to the larger of the following two amounts:

         1)   The Account Value on the Death Benefit Valuation Date; or

         2) The total purchase payment(s), including the bonus(es) thereon, less any partial withdrawals and any CDSC that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

For all Contracts an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner's death. If no election as to form of settlement option is made; the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner's date of death.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, Semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

LIFE ANNUITY: The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

CALCULATION OF FIXED DOLLAR BENEFIT PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.


For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually.



For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually. For group Contracts, individual tax-qualified Contracts and individual non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.


CALCULATION OF VARIABLE DOLLAR BENEFIT PAYMENTS

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar payment calculated at the Company's minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than the rate of interest.

The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment. The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

COMMUTED VALUES

After receiving benefits under a Contract for at least 5 years, a Beneficiary may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement options elected.


Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.

                               FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and are subject to change. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

TAX-QUALIFIED RETIREMENT PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities ("IRAs"), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

ROTH IRAS

IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions may be made after five years once the Owner attains age 59 1/2, becomes disabled or dies, or for qualified first-time homebuyer expenses.

TAX-SHELTERED ANNUITIES

IRC 403(b) of the Code permits contributions to a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plan under which the Contract was purchased.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions.
Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70 1/2, the employee's retirement or other termination from employment.

TEXAS TEACHERS RETIREMENT SYSTEM

The Texas Teachers Retirement System ("TRS") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities. In order to qualify for inclusion as an investment option in the TRS program, the Contracts are subject to certain requirements established by TRS. Among other things, the TRS requirements impose limitations on total expenses (including expenses of the Portfolios). As a result, some of the Subaccounts and their underlying Portfolios may not be available to TRS Contract Owners for allocation of purchase payments or transfers. Similarly, certain optional benefits that are, or may be, offered to other Contract Owners for an extra charge may not be available to TRS Contract Owners due to these limitations.

PENSION AND PROFIT SHARING PLANS

IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

GOVERNMENTAL DEFERRED COMPENSATION PLANS

State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).

NONQUALIFIED DEFERRED COMPENSATION PLANS

Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers may do so in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan (whether or not made from the Contract) may be subject to restrictions imposed by the IRC or by the plan.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts:

                       TAX-QUALIFIED PLANS
                       NONQUALIFIED DEFERRED COMPENSATION PLANS                 BASIC NON-TAX-QUALIFIED CONTRACTS
-------------------------------------------------------------------------------------------------------------------------------
PLAN TYPES             -      IRC Section 401 (Pension and Profit Sharing)      -      IRC Section 72 only

                       -      IRC Section 403(b) (Tax-Sheltered Annuities)

                       -      IRC Section 408 (IRA, SEP, SIMPLE IRA)

                       -      IRC Section 408A (Roth IRA)

                       -      IRC Section 457

                       -      Nonqualified Deferred Compensation

WHO MAY PURCHASE A     Natural person, employer, or employer plan.              Anyone. Non-natural person may purchase but
CONTRACT               Nonqualified deferred compensation plans will            will generally lose tax-deferred status.
                       generally lose tax-deferred status of Contract
                       itself.

TAXATION OF            If there is an after-tax "investment in the              Account Value in excess of "investment in the
SURRENDERS             contract," a pro rata portion of the amount              contract" is included in taxable income.
                       surrendered is taxable income based on the               Generally, the "investment in the contract"
                       ratio of "investment in the contract" to                 will equal the sum of all purchase payments
                       Account Value. Usually, 100% of distributions            less prior non-taxable withdrawals.
                       from a qualified plan must be included in                Surrenders are deemed to come from earnings
                       taxable income because there were no after-tax           first, and "investments in the contract"
                       contributions and therefore no "investment in            last.
                       the contract." Qualified distributions from
                       Section 408A Roth IRA may be completely tax free.        For a Contract purchased as part of an IRC
                                                                                Section 1035 exchange which includes
                       Surrenders prior to age 59 1/2 may be subject to         contributions made before August 14, 1982
                       10% tax penalty (25% for a SIMPLE IRA within             ("pre-TEFRA contributions") partial
                       the first two years of participation).                   withdrawals are not taxable until the
                                                                                pre-TEFRA contributions have been returned.
                       Surrenders from tax-qualified Contracts may be
                       restricted to meet requirements of the                   The taxable portion of any surrender prior to
                       Internal Revenue Code or the terms of a                  age 59 1/2 may be subject to a 10% tax penalty.
                       retirement plan.

TAXATION OF BENEFIT    For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of
PAYMENTS (ANNUITY      after-tax "investment in the contract" (if any) to the total expected payments, and the balance is
BENEFIT PAYMENTS OR    included in taxable income. For variable dollar benefit payments, a specific dollar amount of each
DEATH BENEFIT          payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment.
PAYMENTS)              In either case, once the after-tax "investment in the contract" has been recovered, the full amount of each benefit payment is included in taxable income. Qualified distributions from a Section 408A Roth IRA made five years or more after the first Roth IRA contribution may be completely tax free. The taxable portion of any payments received before age 59 1/2 may be subject to a 10% tax penalty (25% for SIMPLE
                       IRA payments with in the first 2 years of participation). Tax penalties do not apply to any payments after the death of the Owner.

TAXATION OF LUMP SUM   Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to death
DEATH BENEFIT PAYMENT  benefit distributions.

ASSIGNMENT OF          Assignment and transfer of Ownership generally           Generally, deferred earnings become taxable
CONTRACT/              not permitted.                                           to transferor at time of transfer and
TRANSFER OF OWNERSHIP                                                           transferee receives an "investment in the
                                                                                contract" equal to the Account Value at that
                                                                                time. Gift tax consequences are not
                                                                                discussed herein.

WITHHOLDING            Eligible rollover distributions from Section             Generally, Payee may elect to have taxes
                       401, Section 403(b), and governmental Section            withheld or not.
                       457 plan Contracts subject to 20% mandatory
                       withholding on taxable portion unless direct
                       rollover. Other Section 457 plan benefits and
                       nonqualified deferred compensation plan
                       benefits subject to wage withholding. For all
                       other payments, Payee may elect to have taxes
                       withheld or not.

                          GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

                           THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC's web site www:http://.sec.gov. The registration number for the Registration Statement is 333-51971.

                          OTHER INFORMATION AND NOTICES

HOUSEHOLDING - REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS

The Company and Great American Advisors(R), Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

                       STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:


                                                                                 Page
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) ...................................    3
     General Information and History ..........................................    3
     State Regulations ........................................................    3
SERVICES ......................................................................    3
      Safekeeping of Separate Account Assets ..................................    3
      Records and Reports .....................................................    3
      Experts .................................................................    3
DISTRIBUTION OF THE CONTRACTS .................................................    4
CALCULATION OF PERFORMANCE INFORMATION ........................................    4
      Money Market Subaccount Standardized Yield Calculation ..................    4
      Average Annual Total Return Calculation .................................    6
      Cumulative Total Return Calculation .....................................    6
      Standardized Average Annual Total Return Data ...........................    7
      Non-Standardized Average Annual Total Return Data .......................   11
      Other Performance Measures ..............................................   14
BENEFIT UNITS-TRANSFER FORMULAS ...............................................   15
FEDERAL TAX MATTERS ...........................................................   16
      Taxation of Separate Account Income .....................................   16
      Tax Deferred Status of Non Qualified Contracts ..........................   17
FINANCIAL STATEMENTS ..........................................................   17


Copies of the Statement of Additional Information dated May 1, 2004 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.annuityinvestors.com to request a copy.

Name:
________________________________________________________________________________
Address:
________________________________________________________________________________
City:
________________________________________________________________________________
State:
________________________________________________________________________________
Zip:
________________________________________________________________________________

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B

                            THE COMMODORE SPIRIT(SM)
                           THE COMMODORE ADVANTAGE(R)
                        AND THE COMMODORE INDEPENDENCE(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for either The Commodore Spirit, The Commodore Advantage or The Commodore Independence Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the INVESCO VIF-Total Return Fund Subaccount, the Scudder VIT Equity 500 Index Subaccount, The Timothy Plan Small-Cap Variable Series Subaccount or the Van Kampen-Emerging Markets Equity Subaccount (collectively, the "Subaccounts"). The INVESCO, Scudder, and Van Kampen Subaccounts are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on April 30, 2001. The Timothy Plan Subaccount is an additional investment option of the Contracts available only to Contract Owners who held Accumulation Units in that Subaccount on April 30, 2002. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Spirit is 333-19725; The Commodore Advantage is 333-51971; and The Commodore Independence is 333-51955.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.


THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.
-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED
-    THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
     UNION
- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS
-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

--------------------------------------------------------------------------------

                                 EXPENSE TABLES

--------------------------------------------------------------------------------

The "EXPENSE TABLES" section of the Contract Prospectus is supplemented by adding the following:

PORTFOLIO ANNUAL EXPENSES (BEFORE EXPENSE REIMBURSEMENT)
(As a percentage of Portfolio average net assets)

---------------------------------------------------------------- ------------------ --------------- -----------------
                                                                     MANAGEMENT           OTHER         TOTAL ANNUAL
PORTFOLIO                                                               FEES            EXPENSES          EXPENSES(1)
---------------------------------------------------------------- ------------------ --------------- -----------------
INVESCO VIF Total Return Fund(2)                                         0.75              0.98              1.73
---------------------------------------------------------------- ------------------ --------------- -----------------
Scudder VIT Equity 500 Index Fund(3)                                     0.20              0.12              0.32
---------------------------------------------------------------- ------------------ --------------- -----------------
The Timothy Plan Small-Cap Variable Series(4)                            1.00              0.56              1.56
---------------------------------------------------------------- ------------------ --------------- -----------------
Van Kampen UIF Emerging Markets Equity Portfolio(5)                      1.25              0.68              1.93
---------------------------------------------------------------- ------------------ --------------- -----------------

(1) Data for each Portfolio are for its fiscal year ended December 31, 2003. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions, or reimbursements are discussed in the Portfolio prospectuses. The net fees and expenses for Portfolios with such agreements are as follows:

       -------------------------------------------------------- ---------------- ------------ ----------------
                                                                    MANAGEMENT        OTHER        TOTAL
       PORTFOLIO                                                       FEES         EXPENSES   ANNUAL EXPENSES
       -------------------------------------------------------- ---------------- ------------ ----------------
       INVESCO VIF Total Return Fund(2)                                0.75           0.55           1.30
       -------------------------------------------------------- ---------------- ------------ ----------------
       Scudder VIT Equity 500 Index Fund(3)                            0.20           0.10           0.30
       -------------------------------------------------------- ---------------- ------------ ----------------
       The Timothy Plan Small-Cap Variable Series(4)                   1.00           0.20           1.20
       -------------------------------------------------------- ---------------- ------------ ----------------
       Van Kampen UIF Emerging Markets Equity Portfolio(5)             1.16           0.62           1.78
       -------------------------------------------------------- ---------------- ------------ ----------------

(2) The Fund's advisor and/or distributor have contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit the Total Annual Fund Operating Expenses to 1.30%. Certain expenses are not included in determining the amount of waiver or reimbursement and as a result, the Total Annual Fund Operating Expenses could exceed the 1.30%. cap. Currently, the only offset expense arrangement from which the Fund benefits are in the form of credits that the Fund receives from banks whether the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay Fund expenses. The expense limitation agreements are in effect through December 31, 2005. In addition, the Fund has adopted a new form of administrative services and transfer agency agreement which will be effective May 1, 2004. As a result, the Other Expenses have been restated to reflect changes in fees under the new agreements.

(3) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of the average daily net assets of the Fund until April 30, 2005.

(4) The Trust and the TPL have entered into an agreement with the participating Life Insurance Company, pursuant to which the Insurance Company maintains the records related to the ownership of the Fund's shares by the Insurance Company Separate Accounts, processes all purchases and redemptions within the Accounts, and provides other administrative and shareholder services for an administrative services fee of 0.20% of the Fund's assets. The Advisor contractually has agreed to waive all or a portion of its advisory fees and/or reimburse expenses in order to keep the Fund's total annual operating expenses at 1.20% through the life of the fund. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three fiscal years if the Fund is able to make the repayment without exceeding its current expense limitation.

(5) For the year ended December 31, 2003, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolio's advisor to the extent total annual operating expenses exceed 1.75%. The advisor may terminate these voluntary waivers at any time at its sole discretion. In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, the advisor excludes from total annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the Emerging Markets Equity Portfolio is 0.03% of such investment related expense.

EXAMPLES FOR COMMODORE SPIRIT
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender your Contract at the end of the applicable time period:


------------------------ --------------------- ---------------------- ----------------------- -------------------------
                                 1 YEAR                 3 YEARS                 5 YEARS                 10 YEARS
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MAXIMUM                           1,061                  1,653                   2,345                   4,795
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MINIMUM                            893                   1,124                   1,423                   2,723
------------------------ --------------------- ---------------------- ----------------------- -------------------------


(2)  If you annuitize your Contract at the end of the applicable time period:


------------------------ --------------------- ---------------------- ----------------------- -------------------------
                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MAXIMUM                            361                   1,153                   2,045                  4,795
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MINIMUM                            193                    624                    1,123                  2,723
------------------------ --------------------- ---------------------- ----------------------- -------------------------


(3) If you do not surrender your Contract:


------------------------ --------------------- ---------------------- ----------------------- -------------------------
                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MAXIMUM                            361                   1,153                   2,045                  4,795
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MINIMUM                            193                    624                    1,123                  2,723
------------------------ --------------------- ---------------------- ----------------------- -------------------------



EXAMPLES FOR COMMODORE ADVANTAGE
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period:


------------------------ --------------------- ---------------------- ----------------------- -------------------------
                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MAXIMUM                           1,579                  2,043                   2,773                  5,038
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MINIMUM                           1,392                  1,455                   1,747                  2,738
------------------------ --------------------- ---------------------- ----------------------- -------------------------


(2) If you annuitize your Contract at the end of the applicable time period:


------------------------ --------------------- ---------------------- ----------------------- -------------------------
                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MAXIMUM                            379                   1,211                   2,149                  5,038
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MINIMUM                            192                     623                   1,123                  2,738
------------------------ --------------------- ---------------------- ----------------------- -------------------------


(3) If you do not surrender your Contract:



------------------------ --------------------- ---------------------- ----------------------- -------------------------
                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MAXIMUM                            379                   1,211                   2,149                  5,038
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MINIMUM                            192                     623                   1,123                  2,738
------------------------ --------------------- ---------------------- ----------------------- -------------------------

EXAMPLES FOR COMMODORE INDEPENDENCE
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table), the annual contract maintenance fee and the Separate Account expenses (described in the second table), and Portfolio fees and expenses (described in the third table).

These examples assume you invest $10,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year. The examples also assume either the maximum or the minimum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender your Contract at the end of the applicable time period:


------------------------ --------------------- ---------------------- ----------------------- -------------------------
                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MAXIMUM                            360                   1,150                   2,042                  4,795
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MINIMUM                            126                    410                     744                   1,840
------------------------ --------------------- ---------------------- ----------------------- -------------------------


(2)  If you annuitize your Contract at the end of the applicable time period:


------------------------ --------------------- ---------------------- ----------------------- -------------------------
                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MAXIMUM                            360                   1,150                   2,042                  4,795
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MINIMUM                            126                    410                     744                   1,840
------------------------ --------------------- ---------------------- ----------------------- -------------------------


(3)  If you do not surrender your Contract:


------------------------ --------------------- ---------------------- ----------------------- -------------------------
                                 1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MAXIMUM                            360                   1,150                   2,042                  4,795
------------------------ --------------------- ---------------------- ----------------------- -------------------------
MINIMUM                            126                    410                     744                   1,840
------------------------ --------------------- ---------------------- ----------------------- -------------------------

                         CONDENSED FINANCIAL INFORMATION

The tables below give year-end Accumulation Unit Information for the Commodore Spirit, Commodore Advantage, and Commodore Independence variable annuities with respect to the INVESCO, Scudder, Timothy Plan and Van Kampen Subaccounts. This information is presented from the end of the year of inception through December 31, 2003. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value was 10.000000 as of July 15, 1997 (the date the INVESCO and Van Kampen Subaccounts commenced operations), or as of May 1, 1998 (the date the Timothy Plan Subaccount commenced operations), or as of May 1, 1999 (the date the Scudder Subaccount commenced operations).

------------------- ---------------------------------------------------------------------------------------- ----------
                                                      THE COMMODORE SPIRIT
                                                           333-19725
                    ------------------------------ --------------------------- ----------------------------- ----------
SUBACCOUNT                     STANDARD              OPTIONAL DEATH BENEFIT    OPTIONAL DEATH BENEFIT (ISSUE     YEAR
                                                   (ISSUE AGE 65 AND YOUNGER)   AGE OVER 65 AND UNDER 79)       ENDED
                    ------------------------------ --------------------------- ----------------------------- ----------
                      Accumulation   Accumulation  Accumulation  Accumulation  Accumulation   Accumulation
                          Unit          Units          Unit         Units          Unit          Units
                          Value      Outstanding      Value      Outstanding       Value      Outstanding
------------------- --------------- -------------- ------------ -------------- ------------- --------------- ----------
INVESCO VIF             10.351951    189,787.694    10.285910       0.000        10.188122       0.000       12/31/03
TOTAL RETURN FUND       8.972997     232,581.391     8.924546       0.000        8.852766        0.000       12/31/02
                        10.134755    361,909.293    10.089992       0.000        10.023649       0.000       12/31/01
                        10.431261    278,576.941       N/A           N/A            N/A           N/A        12/31/00
                        10.811807    258,825.173       N/A           N/A            N/A           N/A        12/31/99
                        11.348675    154,762.526       N/A           N/A            N/A           N/A        12/31/98
                        10.503108     14,641.934       N/A           N/A            N/A           N/A        12/31/97
------------------- --------------- -------------- ------------ -------------- ------------- --------------- ----------
SCUDDER VIT EQUITY      8.117797     189,979.908     8.079773       0.000        8.024170        0.000       12/31/03
500 INDEX FUND          6.422838     220,814.702     6.399054       0.000        6.364408        0.000       12/31/02
                        8.383718     236,942.002     8.360924       0.000        8.327974        0.000       12/31/01
                        9.681308     236,998.179       N/A           N/A            N/A           N/A        12/31/00
                        10.815237     73,596.514       N/A           N/A            N/A           N/A        12/31/99
------------------- --------------- -------------- ------------ -------------- ------------- --------------- ----------
THE TIMOTHY PLAN        16.103370    325,717.236    16.013800      604.436       15.880218       0.000       12/31/03
SMALL-CAP VARIABLE      11.570446    411,952.278    11.517409     4,231.387      11.438200       0.000       12/31/02
SERIES PORTFOLIO        14.201161    358,967.966    14.150023       13.748       14.073530       0.000       12/31/01
                        12.876042    256,856.613       N/A           N/A            N/A           N/A        12/31/00
                        12.097693     94,238.615       N/A           N/A            N/A           N/A        12/31/99
                        10.283942     29,293.327       N/A           N/A            N/A           N/A        12/31/98
------------------- --------------- -------------- ------------ -------------- ------------- --------------- ----------
VAN KAMPEN UIF          8.369484     143,001.695     8.316411       0.000        8.237301        0.000       12/31/03
EMERGING MARKETS        5.670122     143,900.933     5.639709       0.000        5.594304        0.000       12/31/02
EQUITY PORTFOLIO        6.311285     157,013.225     6.283623       0.000        6.242271        0.000       12/31/01
                        6.844447     171,508.549       N/A           N/A            N/A           N/A        12/31/00
                        11.416896     56,080.554       N/A           N/A            N/A           N/A        12/31/99
                        5.915866      30,255.642       N/A           N/A            N/A           N/A        12/31/98
                        7.911559      9,042.956        N/A           N/A            N/A           N/A        12/31/97
------------------- --------------- -------------- ------------ -------------- ------------- --------------- ----------

-----------------------------------------------------------------------------------------------------------------------
                                                     THE COMMODORE SPIRIT
                                                           333-19725
                           ------------------------------------ -------------------------------------
SUBACCOUNT                               ENHANCED                   ENHANCED WITH ADMINISTRATION         YEAR ENDED
                                                                            CHARGES WAIVED
                           ------------------------------------ -------------------------------------
                             Accumulation       Accumulation     Accumulation         Accumulation
                                 Unit              Units              Unit                Units
                                 Value          Outstanding          Value            Outstanding
--------------------------------------------- ----------------- ------------------ ------------------ ------------------
INVESCO VIF                    10.552207         8,290.241          10.654006            0.000            12/31/03
TOTAL RETURN FUND              9.119526          6,257.636          9.193862             0.000            12/31/02
                               10.269754         5,148.335          10.338078            0.708            12/31/01
                               10.538737         3,457.428          10.593005           97.764            12/31/00
                               10.890979         1,936.199          10.930872            0.000            12/31/99
                               11.397954          111.314              N/A                N/A             12/31/98
                               10.517508           0.000               N/A                N/A             12/31/97
-------------------------- ------------------ ----------------- ------------------ ------------------ -----------------
SCUDDER VIT EQUITY 500         8.230882          2,042.857          8.288159            169.804           12/31/03
INDEX FUND                     6.493065          2,727.390          6.528559            179.116           12/31/02
                               8.450260          1,459.618          8.483809            179.116           12/31/01
                               9.729061            66.267           9.753088            190.592           12/31/00
                               10.836517           0.000            10.847192           131.993           12/31/99
-------------------------- ------------------ ----------------- ------------------ ------------------ -----------------
THE TIMOTHY PLAN               16.376328         2,478.777          16.447350            0.000            12/31/03
SMALL-CAP VARIABLE             11.731810         1,895.369          11.765228            0.000            12/31/02
SERIES PORTFOLIO               14.356543         1,265.216          14.376029            0.000            12/31/01
                               12.978169          676.849           12.976380            0.000            12/31/00
                               12.157659          374.501           12.137973            0.000            12/31/99
                               10.304332           17.653              N/A                N/A             12/31/98
-------------------------- ------------------ ----------------- ------------------ ------------------ -----------------
VAN KAMPEN UIF EMERGING        8.531515          2,153.254          8.613938             0.002            12/31/03
MARKETS EQUITY PORTFOLIO       5.762828          1,629.643          5.809872             2.142            12/31/02
                               6.395453           744.747           6.438076             2.142            12/31/01
                               6.915029           395.495           6.950699            54.714            12/31/00
                               11.500499          128.179           11.542646            0.000            12/31/99
                               5.941609            0.000            5.954580             0.000            12/31/98
                               7.922446            0.000            7.927919             0.000            12/31/97
-------------------------- ------------------ ----------------- ------------------ ------------------ -----------------



----------------------- ----------------------------------------------------------------------------------- -----------
                                                    THE COMMODORE INDEPENDENCE
                                                            333-51955
                        ----------------------------------------- -----------------------------------------
SUBACCOUNT                                                                            ENHANCED WITH          YEAR ENDED
                                 STANDARD                    ENHANCED                 ADMINISTRATION
                                 (1.40%)                     (1.10%)              CHARGES WAIVED (0.90%)
                        ----------------------------------------- -----------------------------------------
                        Accumulation  Accumulation  Accumulation  Accumulation  Accumulation  Accumulation
                            Unit         Units          Unit         Units          Unit         Units
                           Value      Outstanding      Value      Outstanding      Value      Outstanding
----------------------- ------------- ------------- ------------- ------------- ------------- ------------- -----------
INVESCO VIF              10.351951    189,787.694    10.552207     8,290.241      9.534055       0.000       12/31/03
TOTAL RETURN FUND         8.972997    232,581.391     9.119526     6,257.636      8.223349       0.000       12/31/02
                         10.134755    361,909.293    10.269754     5,148.335      9.242212       0.000       12/31/01
                         10.431261    278,576.941    10.538737     3,457.428      9.465426       0.000       12/31/00
                         10.811807    258,825.173    10.890979     1,936.199        N/A           N/A        12/31/99
                         11.348675    154,762.526    11.397954      111.314         N/A           N/A        12/31/98
                         10.503108     14,641.934    10.517508       0.000          N/A           N/A        12/31/97
----------------------- ------------- ------------- ------------- ------------- ------------- ------------- -----------
SCUDDER VIT EQUITY        8.117797    189,979.908     8.230882     2,042.857      8.306805     2,283.459     12/31/03
500 INDEX FUND            6.422838    220.814.702     6.493065     2,727.390      6.540032     1,614.118     12/31/02
                          8.383718    236,942.002     8.450260     1,459.618      8.494513      981.264      12/31/01
                          9.681308    236,998.179     9.729061       66.267       9.760550     1,265.072     12/31/00
                         10.815237     73,596.514    10.836517       0.000          N/A           N/A        12/31/99
----------------------- ------------- ------------- ------------- ------------- ------------- ------------- -----------
THE TIMOTHY PLAN         16.103370    325,717.236    16.376328     2,478.777     16.512134       0.000       12/31/03
SMALL-CAP VARIABLE       11.570446    411,952.278    11.731810     1,895.369     11.805762       0.000       12/31/02
SERIES PORTFOLIO         14.201161    358,967.966    14.356543     1,265.216     14.418440       0.000       12/31/01
                         12.876042    256,856.613    12.978169      676.849      13.008207       0.000       12/31/00
                         12.097693     94,238.615    12.157659      374.501      12.137973       0.000       12/31/99
                         10.283942     29,293.327    10.304332       17.653         N/A           N/A        12/31/98
----------------------- ------------- ------------- ------------- ------------- ------------- ------------- -----------
VAN KAMPEN UIF            8.369484    143,001.695     8.531515     2,153.254     12.045125     1,010.070     12/31/03
EMERGING MARKETS          5.670122    143,900.933     5.762828     1,629.643      8.120134      804.844      12/31/02
EQUITY PORTFOLIO          6.311285    157,013.225     6.395453      744.747       8.993705      596.641      12/31/01
                          6.844447    171,508.549     6.915029      395.495       9.704991      393.446      12/31/00
                         11.416896     56,080.554    11.500499      128.179         N/A           N/A        12/31/99
                          5.915866     30,255.642     5.941609       0.000          N/A           N/A        12/31/98
                          7.911559     9,042.956      7.922446       0.000          N/A           N/A        12/31/97
----------------------- ------------- ------------- ------------- ------------- ------------- ------------- -----------

----------------------------- ---------------------------------------------------------------------- ------------------
                                                   THE COMMODORE INDEPENDENCE
                                                            333-51955
                              ----------------------------------- ----------------------------------
         SUBACCOUNT              ENHANCED WITH ADMINISTRATION       ENHANCED WITH ADMINISTRATION
                                    CHARGES WAIVED (0.95%)             CHARGES WAIVED (0.75%)            YEAR ENDED
                              ----------------------------------- ----------------------------------
                                Accumulation      Accumulation     Accumulation      Accumulation
                                    Unit             Units             Unit             Units
                                   Value          Outstanding          Value         Outstanding
----------------------------- ----------------- ----------------- ---------------- ----------------- ------------------
INVESCO VIF                      10.654006           0.000           9.611771           0.000            12/31/03
TOTAL RETURN FUND                 9.193862           0.000           8.278059           0.000            12/31/02
                                 10.338078           0.708           9.289845           0.000            12/31/01
                                 10.593005           97.764             N/A              N/A             12/31/00
                                 10.930872           0.000              N/A              N/A             12/31/99
                                    N/A               N/A               N/A              N/A             12/31/98
                                    N/A               N/A               N/A              N/A             12/31/97
----------------------------- ----------------- ----------------- ---------------- ----------------- ------------------
SCUDDER VIT EQUITY 500            8.288159          169.804          8.364817           0.000            12/31/03
INDEX FUND                        6.528559          179.116          6.575910           0.000            12/31/02
                                  8.483809          179.116          8.494513          981.264           12/31/01
                                  9.753088          190.592             N/A              N/A             12/31/00
                                 10.847192          131.993             N/A              N/A             12/31/99
----------------------------- ----------------- ----------------- ---------------- ----------------- ------------------
THE TIMOTHY PLAN SMALL-CAP       16.447350           0.000           16.616330         366.035           12/31/03
VARIABLE SERIES PORTFOLIO        11.765228           0.000           11.862623         258.208           12/31/02
                                 14.376029           0.000           14.466293          0.000            12/31/01
                                 12.976380           0.000              N/A              N/A             12/31/00
                                 12.137973           0.000              N/A              N/A             12/31/99
                                    N/A               N/A               N/A              N/A             12/31/98
----------------------------- ----------------- ----------------- ---------------- ----------------- ------------------
VAN KAMPEN UIF EMERGING           8.613938           0.002           12.142170          0.000            12/31/03
MARKETS EQUITY PORTFOLIO          5.809872           2.142           8.173395           0.000            12/31/02
                                  6.438076           2.142           9.039206           0.000            12/31/01
                                  6.950699           54.714             N/A              N/A             12/31/00
                                 11.542646           0.000              N/A              N/A             12/31/99
                                    N/A               N/A               N/A              N/A             12/31/98
                                    N/A               N/A               N/A              N/A             12/31/97
----------------------------- ----------------- ----------------- ---------------- ----------------- ------------------


----------------------------- ---------------------------------------------------------------------- ------------------
                                                     THE COMMODORE ADVANTAGE
                                                            333-51971
                              ----------------------------------- ----------------------------------
         SUBACCOUNT                        STANDARD                 STANDARD WITH ADMINISTRATION        YEAR ENDED
                                                                           CHARGES WAIVED
                              ----------------------------------- ----------------------------------
                                Accumulation      Accumulation     Accumulation      Accumulation
                                    Unit             Units             Unit             Units
                                   Value          Outstanding          Value         Outstanding
----------------------------- ----------------- ----------------- ---------------- ----------------- ------------------
INVESCO VIF                      10.351951        189,787.694        9.356170           0.000            12/31/03
TOTAL RETURN FUND                 8.972997        232,581.391        8.097869           0.000            12/31/02
                                 10.134755        361,909.293        9.132767           0.000            12/31/01
                                 10.431261        278,576.941           N/A              N/A             12/31/00
                                 10.811807        258,825.173           N/A              N/A             12/31/99
                                 11.348675        154,762.526           N/A              N/A             12/31/98
                                 10.503108         14,641.934           N/A              N/A             12/31/97
----------------------------- ----------------- ----------------- ---------------- ----------------- ------------------
SCUDDER VIT EQUITY 500            8.117797        189,979.908        8.174142           0.000            12/31/03
INDEX FUND                        6.422838        220,814.702        6.457855           0.000            12/31/02
                                  8.383718        236,942.002        8.416925           0.000            12/31/01
                                  9.681308        236,998.179           N/A              N/A             12/31/00
                                 10.815237         73,596.514           N/A              N/A             12/31/99
----------------------------- ----------------- ----------------- ---------------- ----------------- ------------------
THE TIMOTHY PLAN SMALL-CAP       16.103370        325,717.236        16.137364          0.000            12/31/03
VARIABLE SERIES PORTFOLIO        11.570446        411,952.278        11.577730          0.000            12/31/02
                                 14.201161        358,967.966        14.189031          4.378            12/31/01
                                 12.876042        256,856.613           N/A              N/A             12/31/00
                                 12.097693         94,238.615           N/A              N/A             12/31/99
                                 10.283942         29,293.327           N/A              N/A             12/31/98
----------------------------- ----------------- ----------------- ---------------- ----------------- ------------------
VAN KAMPEN UIF EMERGING           8.369484        143,001.695        11.820145          0.000            12/31/03
MARKETS EQUITY PORTFOLIO          5.670122        143,900.933        7.996022           0.000            12/31/02
                                  6.311285        157,013.225        8.886986           0.000            12/31/01
                                  6.844447        171,508.549           N/A              N/A             12/31/00
                                 11.416896         56,080.554           N/A              N/A             12/31/99
                                  5.915866         30,255.642           N/A              N/A             12/31/98
                                  7.911559         9,042.956            N/A              N/A             12/31/97
----------------------------- ----------------- ----------------- ---------------- ----------------- ------------------

FINANCIAL STATEMENTS
The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Subaccounts) are included in the SAI.

--------------------------------------------------------------------------------

                                 THE PORTFOLIOS

--------------------------------------------------------------------------------

The INVESCO VIF Total Return Fund Subaccount is invested in the INVESCO VIF Total Return Fund Portfolio. The Scudder VIT Equity 500 Index Subaccount is invested in the Scudder VIT Funds Equity 500 Index Fund. The Timothy Plan Small-Cap Variable Series Subaccount is invested in The Timothy Plan Small-Cap Variable Series Portfolio. The Van Kampen UIF Emerging Markets Equity Subaccount is invested in the Van Kampen UIF Emerging Markets Equity Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios. There is no assurance that any Portfolio will achieve its stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES AND THIS SUPPLEMENTAL PROSPECTUS CAREFULLY BEFORE MAKING ANY DECISION CONCERNING ALLOCATING ADDITIONAL PURCHASE PAYMENTS OR TRANSFERRING AMOUNTS TO ANY OF THESE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.

The SEC does not supervise the management or the investment practices and/or policies of any Portfolio. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

-----------------------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF TOTAL RETURN FUND                        The INVESCO VIF Total Return Fund seeks a high total return on investment through capital appreciation and current income.
Advisor - A I M Advisors, Inc.                       The INVESCO VIF Total Return Fund seeks to accomplish its
                                                     objective by investing in a combination of equity securities
Sub-Advisor - INVESCO Institutional (N.A.), Inc.     (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

SCUDDER VIT FUNDS
-----------------------------------------------------------------------------------------------------------------------

VIT EQUITY 500 INDEX FUND                            The Equity 500 Index Fund seeks to replicate as closely as possible
                                                     (before deduction of expenses) the total return of the Standard &
Advisor - Deutsche Asset Management, Inc.(1)         Poor's 500 Composite Stock Price Index (the "S&P 500(R)"), which emphasizes stocks of large U.S. companies. The Fund will invest primarily in the common stock of those companies included in the
                                                     S&P 500(R) that are deemed representative of the industry
                                                     diversification of the entire S&P 500(R). There is no guarantee that the portfolio will be able to mirror the performance of the index closely enough to track its performance. The Standard &
                                                     Poor's 500 index (S&P 500) is an unmanaged group of large-company stocks. The index reflects reinvestment of all distributions. It is not possible to invest directly in the index.
-----------------------------------------------------------------------------------------------------------------------

(1) Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Bank Securities Inc., Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Limited, Deutsche Investment Management Americas Inc., and Scudder Trust Company.


-----------------------------------------------------------------------------------------------------------------------

THE TIMOTHY PLAN VARIABLE SERIES
-----------------------------------------------------------------------------------------------------------------------

THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES           The primary investment objective of the Timothy Plan Small-Cap
                                                     Variable Series is to seek long-term capital growth, with a
Advisor - Timothy Partners, Ltd.                     secondary objective of current income. The Portfolio seeks to achieve its objectives while abiding by ethical standards
                                                     established for investments by the Portfolio. The securities in which the Portfolio is precluded from investing, by virtue of the
                                                     Portfolio's ethical standards, are referred to as excluded securities.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

VAN KAMPEN
-----------------------------------------------------------------------------------------------------------------------

EMERGING MARKETS EQUITY PORTFOLIO-CLASS I            The Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity
Advisor - Van Kampen(2)                              securities of issuers in emerging market countries. The Portfolio seeks to maximize returns by investing in growth-oriented equity securities in emerging markets. The Portfolio's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with a strong shareholder value orientation.

-----------------------------------------------------------------------------------------------------------------------


(2) Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," serves as the investment advisor to the Emerging Markets Equity Portfolio.

EXPENSES OF THE PORTFOLIOS
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

INVESTMENT OPTIONS-ALLOCATIONS
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the INVESCO, Scudder, or Van Kampen Subaccounts described in this Supplemental Prospectus only if you held Accumulation Units in the respective Subaccount as of April 30, 2001. You may allocate purchase payments to The Timothy Plan Small-Cap Variable Series Subaccount only if you held Accumulation Units in that Subaccount as of April 30, 2002. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Interests in the Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these or any other Subaccounts.


--------------------------------------------------------------------------------

                  CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS
--------------------------------------------------------------------------------

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.


THE COMPANY EXPECTS TO SEEK APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF PORTFOLIOS WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE INVESCO VIF TOTAL RETURN FUND, THE SCUDDER VIT EQUITY 500 INDEX FUND, THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES AND THE VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE INVESCO VIF TOTAL RETURN FUND, THE SCUDDER VIT EQUITY 500 INDEX FUND, THE TIMOTHY PLAN SMALL-CAP VARIABLE SERIES, AND THE VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO, AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIOS.

WE EXPECT THIS AUTOMATIC REDEMPTION TO OCCUR, IF AT ALL, NO SOONER THAN SIX MONTHS TO ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT B

                            THE COMMODORE SPIRIT(SM)
                           THE COMMODORE ADVANTAGE(R)
                        AND THE COMMODORE INDEPENDENCE(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2004

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2004, for either The Commodore Spirit, The Commodore Advantage or The Commodore Independence Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTIONS: ONE-YEAR GUARANTEED INTEREST RATE OPTION AND THREE-YEAR GUARANTEED INTEREST RATE OPTION (THE "UNAVAILABLE FIXED ACCOUNT OPTIONS"). AS OF MAY 1, 2004, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO EITHER OF THE UNAVAILABLE FIXED ACCOUNT OPTIONS. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE UNAVAILABLE FIXED ACCOUNT OPTIONS DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.

The Statement of Additional Information ("SAI") dated May 1, 2004, contains more information about the Company, the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: http:\\www.sec.gov. The registration number for The Commodore Spirit is 333-19725; The Commodore Advantage is 333-51971; and The Commodore Independence is 333-51955.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.
-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED
-    THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
     UNION
- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS
-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

ANNUITY INVESTORS LIFE INSURANCE COMPANY
ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENT OF ADDITIONAL INFORMATION FOR
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

                                                                     May 1, 2004
         This Statement of Additional Information supplements the current prospectuses for Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company(R) through Annuity Investors(R) Variable Account B ("Separate Account"). This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

         A copy of the prospectus applicable to your contract dated May 1, 2004, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.annuityinvestors.com to request a copy.

                                TABLE OF CONTENTS


                                                                                                             PAGE
                                                                                                             ----
ANNUITY INVESTORS LIFE INSURANCE COMPANY....................................................................   3
      General Information and History.......................................................................   3
      State Regulations.....................................................................................   3
SERVICES....................................................................................................   3
      Safekeeping of Separate Account Assets................................................................   3
      Records and Reports...................................................................................   3
      Experts...............................................................................................   3
DISTRIBUTION OF THE CONTRACTS...............................................................................   4
CALCULATION OF PERFORMANCE INFORMATION......................................................................   4
      Money Market Subaccount Standardized Yield Calculation................................................   4
      Average Annual Total Return Calculation...............................................................   6
      Cumulative Total Return Calculation...................................................................   6
      Standardized Average Annual Total Return Data.........................................................   7
      Non Standardized Average Annual Total Return Data.....................................................  11
OTHER PERFORMANCE MEASURES..................................................................................  14
BENEFIT UNITS - TRANSFER FORMULAS...........................................................................  15
FEDERAL TAX MATTERS.........................................................................................  16
      Taxation of Separate Account Income...................................................................  16
      Tax Deferral on Non-tax qualified Contracts...........................................................  17
FINANCIAL STATEMENTS........................................................................................  17

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources(R), Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.

                                    SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the Fixed Account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner's last known address.

EXPERTS


The financial statements of the Separate Account and the financial statements of the Company at December 31, 2003 and 2002, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

                          DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts registered under numbers 333-19725 and 333-51971 is expected to be continuous. Although the Company does not anticipate discontinuing the offering of these Contracts, the Company reserves the right to discontinue offering one or both of the Contracts. The offering of the Contract registered under number 333-51955 has been suspended. Additional purchase payments maybe made to this Contract, by existing Contract or Certificate owners. Although the Company does not anticipate any further offering of this Contract to new purchasers, the Company reserves the right to resume offering this Contract.

The approximate commissions received and retained by Great American Advisors, Inc. for sale of the Contracts for each of the last three fiscal years are as follows:


                                                           Year Ended
                 --------------------------------------------------------------------------------------------
                        12/31/2003                         12/31/2002                       12/31/2001
Registration     --------------------------------------------------------------------------------------------
Statement #      Received         Retained         Received        Retained          Received      Retained
-------------------------------------------------------------------------------------------------------------
333-19725        $ 1,788,483      $545,542        $ 1,684,519      $ 594,298        $ 2,741,101   $ 668,077
-------------------------------------------------------------------------------------------------------------
333-51955        $   169,881      $156,413        $   230,314      $ 114,917        $   189,671   $ 138,609
-------------------------------------------------------------------------------------------------------------
333-51971        $    92,877      $ 92,877        $   269,038      $  87,549        $   350,730   $  89,801
-------------------------------------------------------------------------------------------------------------


                     CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION

In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

        Where:

        BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value ("AUV") for the

          Money Market Subaccount over a 7-day period determined as follows:

          AUV at end of 7-day period - AUV at beginning of 7-day period
          -------------------------------------------------------------
                        AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges and administration charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, and administration charges the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1

The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2003 are as follows: [TO BE UPDATED]


 Contract          Total Separate Account Charges           Yield           Effective Yield
-------------------------------------------------------------------------------------------
333-19725                      1.65%                        -1.08%               -1.08%
                ---------------------------------------------------------------------------
                               1.50%                        -0.93%               -0.93%
                ---------------------------------------------------------------------------
                               1.40%                        -0.83%               -0.83%
                ---------------------------------------------------------------------------
                               1.10%                        -0.54%               -0.54%
                ---------------------------------------------------------------------------
                               0.95%                        -0.39%               -0.39%
-------------------------------------------------------------------------------------------
333-51955                      1.40%                        -0.83%               -0.83%
                ---------------------------------------------------------------------------
                               1.10%                        -0.54%               -0.54%
                ---------------------------------------------------------------------------
                               0.95%                        -0.39%               -0.39%
                ---------------------------------------------------------------------------
                               0.90%                        -0.34%               -0.34%
                ---------------------------------------------------------------------------
                               0.75%                        -0.18%               -0.18%
-------------------------------------------------------------------------------------------
333-51971                      1.40%                        -0.83%               -0.83%
                ---------------------------------------------------------------------------
                               1.25%                        -0.68%               -0.68%
-------------------------------------------------------------------------------------------


The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract. You may obtain current 7-day yield information for the Money Market Subaccount by calling the Company's Administrative Office toll free at 1-800-789-6771.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

P (1+T)(n) = ERV

Where:

     P             =    a hypothetical initial payment of $1,000

     T             =    average annual total return

     N             =    number of years

     ERV           =    ending redeemable value at the end of the one-,
                        five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as Contract (or Certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not Contract (or Certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION

The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

     CTR      =   the cumulative total return net of Subaccount recurring
                  charges, other than the Contract (or Certificate) maintenance fee, for the period

     ERV      =   ending redeemable value at the end of the one-, five-or
                  ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

     P        =   a hypothetical initial payment of $1,000

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no Contract (or Certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the Contract (or Certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                                         S.E.C. FILE NO.
                                                                                           333-19725
                                                                             ---------------------------------------
                                                                                          STANDARD(1)
                                                                                           CONTRACTS
                                                                             ---------------------------------------
                                                                                                              FROM
                                ALL PERIODS                                                                 INCEPTION
                             ENDING 12/31/2003                               1 YEAR         5 YEARS          DATE(3)
-----------------------------------------------------------------            ------         -------         --------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares            15.26%         -10.37%           -3.78%
Dreyfus Stock Index Fund-IS                                                  17.59%          -6.27%           -0.42%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                     10.50%          -4.96%            0.25%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                               20.87%           2.50%            1.07%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                                15.82%          -5.26%           -2.67%
Dreyfus V.I.F.-Money Market Portfolio-IS                                     -9.50%          -1.99%           -1.60%
INVESCO VIF- Core Equity Fund-Series I Shares                                11.90%          -3.33%            0.31%
INVESCO VIF-Dynamics Fund-Series I Shares                                    26.92%          -5.98%           -2.07%
INVESCO VIF-Financial Services Fund-Series I Shares (4)                      18.79%           N/A              2.62%
INVESCO VIF-Health Sciences Fund-Series I Shares                             17.02%          -1.92%            5.86%
INVESCO VIF-High Yield Fund-Series I Shares                                  14.31%          -4.99%           -3.57%
INVESCO VIF-Small Company Growth Fund-Series I Shares                        22.59%          -0.72%            0.99%
Janus Aspen Series Balanced Portfolio-Institutional Shares                    3.48%           0.11%            5.73%
Janus Aspen Series Capital Appreciation Portfolio-IS                          9.87%          -3.32%            4.86%
Janus Aspen Series Growth Portfolio-IS                                       20.91%          -7.80%           -1.06%
Janus Aspen Series International Growth Portfolio-IS                         24.05%          -1.41%            0.15%
Janus Aspen Series Mid Cap Growth Portfolio-IS                               24.24%          -7.56%           -0.31%
Janus Aspen Series Worldwide Growth Portfolio-IS                             13.28%          -5.42%           -0.89%
PBHG Growth II Portfolio                                                     14.97%          -8.76%           -7.53%
PBHG Large Cap Growth Portfolio                                              20.38%          -3.43%            1.66%
PBHG Mid-Cap Portfolio(5)                                                    23.46%           9.93%           11.88%
PBHG Select Value Portfolio                                                   7.66%          -1.88%            4.45%
PBHG Technology & Communications Portfolio                                   34.33%         -16.51%          -11.14%
Scudder VIT EAFE(R)Equity Index                                              22.51%          -9.38%           -6.54%
Scudder VIT Small Cap Index                                                  35.40%           2.09%            1.07%
Strong Opportunity Fund II                                                   26.12%           2.39%            4.75%
Strong Mid Cap Growth Fund II                                                23.36%          -6.75%           -0.39%
The Timothy Plan Conservative Growth VS(6)                                    6.99%           N/A             -5.25%
The Timothy Plan Strategic Growth VS(6)                                      14.30%           N/A             -6.74%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I                      -5.81%           1.58%            2.42%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                          30.56%           1.06%            4.62%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                            26.61%          10.00%            6.65%
Van Kampen UIF Value Portfolio-Class I                                       23.23%           1.01%           -0.22%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/   Subaccount inception date (5/1/99) to 12/31/2003.

5/   Subaccount inception date (5/1/01) to 12/31/2003.

6/   Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                                         S.E.C. FILE NO.
                                                                                           333-19725
                                                                             ---------------------------------------
                                                                                          ENHANCED(2)
                                                                                           CONTRACTS
                                                                             ---------------------------------------
                                                                                                              FROM
                                ALL PERIODS                                                                 INCEPTION
                             ENDING 12/31/2003                               1 YEAR         5 YEARS          DATE(3)
-----------------------------------------------------------------            ------         -------         --------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares            15.63%         -10.03%          -3.41%
Dreyfus Stock Index Fund-IS                                                  17.97%          -5.93%          -0.06%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                     10.85%          -4.61%           0.62%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                               21.26%           2.86%           1.43%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                                16.19%          -4.91%          -2.30%
Dreyfus V.I.F.-Money Market Portfolio-IS                                     -9.28%          -1.78%          -1.38%
INVESCO VIF- Core Equity Fund-Series I Shares                                12.26%          -2.99%           0.68%
INVESCO VIF-Dynamics Fund-Series I Shares                                    27.32%          -5.63%          -1.71%
INVESCO VIF-Financial Services Fund-Series I Shares (4)                      19.17%           N/A             2.98%
INVESCO VIF-Health Sciences Fund-Series I Shares                             17.39%          -1.57%           6.22%
INVESCO VIF-High Yield Fund-Series I Shares                                  14.68%          -4.64%          -3.21%
INVESCO VIF-Small Company Growth Fund-Series I Shares                        22.98%          -0.37%           1.35%
Janus Aspen Series Balanced Portfolio-Institutional Shares                    3.81%           0.45%           6.10%
Janus Aspen Series Capital Appreciation Portfolio-IS                         10.22%          -2.97%           5.22%
Janus Aspen Series Growth Portfolio-IS                                       21.30%          -7.46%          -0.71%
Janus Aspen Series International Growth Portfolio-IS                         24.45%          -1.06%           0.50%
Janus Aspen Series Mid Cap Growth Portfolio-IS                               24.63%          -7.21%           0.05%
Janus Aspen Series Worldwide Growth Portfolio-IS                             13.64%          -5.08%          -0.53%
PBHG Growth II Portfolio                                                     15.34%          -8.42%          -7.17%
PBHG Large Cap Growth Portfolio                                              20.76%          -3.09%           2.02%
PBHG Mid-Cap Portfolio(5)                                                    23.85%          10.30%          12.25%
PBHG Select Value Portfolio                                                   8.01%          -1.54%           4.81%
PBHG Technology & Communications Portfolio                                   34.75%         -16.16%         -10.75%
Scudder VIT EAFE(R)Equity Index                                              22.90%          -9.04%          -6.17%
Scudder VIT Small Cap Index                                                  35.83%           2.44%           1.44%
Strong Opportunity Fund II                                                   26.52%           2.73%           5.12%
Strong Mid Cap Growth Fund II                                                23.75%          -6.40%          -0.03%
The Timothy Plan Conservative Growth VS(6)                                    7.33%           N/A            -4.92%
The Timothy Plan Strategic Growth VS(6)                                      14.67%           N/A            -6.43%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I                      -5.50%           1.93%           2.77%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                          30.97%           1.41%           4.98%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                            27.02%          10.36%           7.01%
Van Kampen UIF Value Portfolio-Class I                                       23.62%           1.36%           0.15%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/   Subaccount inception date (5/1/99) to 12/31/2003.

5/   Subaccount inception date (5/1/01) to 12/31/2003.

6/   Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                                         S.E.C. FILE NO.
                                                                                           333-51971
                                                                             ---------------------------------------
                                                                                          STANDARD(1)
                                                                                           CONTRACTS
                                                                             ---------------------------------------
                                                                                                              FROM
                                ALL PERIODS                                                                 INCEPTION
                             ENDING 12/31/2003                               1 YEAR         5 YEARS          DATE(3)
-----------------------------------------------------------------            ------         -------         --------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares             13.26%         -11.32%          -4.17%
Dreyfus Stock Index Fund-IS                                                   15.59%          -7.06%          -0.74%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                       8.50%          -5.71%          -0.05%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                                18.87%           1.95%           0.77%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                                 13.82%          -6.01%          -3.03%
Dreyfus V.I.F.-Money Market Portfolio-IS                                     -11.50%          -2.64%          -1.94%
INVESCO VIF- Core Equity Fund-Series I Shares                                  9.90%          -4.03%           0.01%
INVESCO VIF-Dynamics Fund-Series I Shares                                     24.92%          -6.76%          -2.42%
INVESCO VIF-Financial Services Fund-Series I Shares(4)                        16.79%            N/A            1.97%
INVESCO VIF-Health Sciences Fund-Series I Shares                              15.02%          -2.57%           5.63%
INVESCO VIF-High Yield Fund-Series I Shares                                   12.31%          -5.74%          -3.96%
INVESCO VIF-Small Company Growth Fund-Series I Shares                         20.59%          -1.34%           0.69%
Janus Aspen Series Balanced Portfolio-Institutional Shares                     1.48%          -0.49%           5.50%
Janus Aspen Series Capital Appreciation Portfolio-IS                           7.87%          -4.02%           4.62%
Janus Aspen Series Growth Portfolio-IS                                        18.91%          -8.64%          -1.40%
Janus Aspen Series International Growth Portfolio-IS                          22.05%          -2.06%          -0.16%
Janus Aspen Series Mid Cap Growth Portfolio-IS                                22.24%          -8.39%          -0.63%
Janus Aspen Series Worldwide Growth Portfolio-IS                              11.28%          -6.18%          -1.21%
PBHG Growth II Portfolio                                                      12.97%          -9.64%          -8.01%
PBHG Large Cap Growth Portfolio                                               18.38%          -4.13%           1.38%
PBHG Mid-Cap Portfolio(5)                                                     21.46%           9.52%          11.50%
PBHG Select Value Portfolio                                                    5.66%          -2.54%           4.19%
PBHG Technology & Communications Portfolio                                    32.33%         -17.79%         -11.74%
Scudder VIT EAFE(R)Equity Index                                               20.51%         -10.29%          -7.00%
Scudder VIT Small Cap Index                                                   33.40%           1.53%           0.77%
Strong Opportunity Fund II                                                    24.12%           1.84%           4.51%
Strong Mid Cap Growth Fund II                                                 21.36%          -7.55%          -0.70%
The Timothy Plan Conservative Growth VS(6)                                     4.99%            N/A           -6.50%
The Timothy Plan Strategic Growth VS(6)                                       12.30%            N/A           -8.01%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I                       -7.81%           1.01%           2.14%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                           28.56%           0.48%           4.37%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                             24.61%           9.59%           6.43%
Van Kampen UIF Value Portfolio-Class I                                        21.23%           0.42%          -0.53%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/   Subaccount inception date (5/1/99) to 12/31/2003.

5/   Subaccount inception date (5/1/01) to 12/31/2003.

6/   Subaccount inception date (5/1/02) to 12/31/2003.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                                         S.E.C. FILE NO.
                                                                                           333-51955
                                                                             ---------------------------------------
                                                                                          STANDARD(2)
                                                                                           CONTRACTS
                                                                             ---------------------------------------
                                                                                                              FROM
                                ALL PERIODS                                                                 INCEPTION
                             ENDING 12/31/2003                               1 YEAR         5 YEARS          DATE(3)
-----------------------------------------------------------------            ------         -------         --------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares            20.26%         -11.32%          -4.97%
Dreyfus Stock Index Fund-IS                                                  22.59%          -7.06%          -1.40%
Dreyfus V.I.F.-Appreciation Portfolio-IS                                     15.50%          -5.71%          -0.69%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                               25.87%           1.95%           0.17%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                                20.82%          -6.01%          -3.78%
Dreyfus V.I.F.-Money Market Portfolio-IS                                     -4.50%          -2.64%          -2.64%
INVESCO VIF- Core Equity Fund-Series I Shares                                16.90%          -4.03%          -0.62%
INVESCO VIF-Dynamics Fund-Series I Shares                                    31.92%          -6.76%          -3.16%
INVESCO VIF-Financial Services Fund-Series I Shares(4)                       23.79%            N/A            2.19%
INVESCO VIF-Health Sciences Fund-Series I Shares                             22.02%          -2.57%           5.17%
INVESCO VIF-High Yield Fund-Series I Shares                                  19.31%          -5.74%          -4.75%
INVESCO VIF-Small Company Growth Fund-Series I Shares                        27.59%          -1.34%           0.07%
Janus Aspen Series Balanced Portfolio-Institutional Shares                    8.48%          -0.49%           5.03%
Janus Aspen Series Capital Appreciation Portfolio-IS                         14.87%          -4.02%           4.13%
Janus Aspen Series Growth Portfolio-IS                                       25.91%          -8.64%          -2.08%
Janus Aspen Series International Growth Portfolio-IS                         29.05%          -2.06%          -0.80%
Janus Aspen Series Mid Cap Growth Portfolio-IS                               29.24%          -8.39%          -1.28%
Janus Aspen Series Worldwide Growth Portfolio-IS                             18.28%          -6.18%          -1.89%
PBHG Growth II Portfolio                                                     19.97%          -9.64%          -9.02%
PBHG Large Cap Growth Portfolio                                              25.38%          -4.13%           0.79%
PBHG Mid-Cap Portfolio(5)                                                    28.46%           9.52%          11.38%
PBHG Select Value Portfolio                                                  12.66%          -2.54%           3.66%
PBHG Technology & Communications Portfolio                                   39.33%         -17.79%         -13.01%
Scudder VIT EAFE(R)Equity Index                                              27.51%         -10.29%          -7.96%
Scudder VIT Small Cap Index                                                  40.40%           1.53%           0.16%
Strong Opportunity Fund II                                                   31.12%           1.84%           4.02%
Strong Mid Cap Growth Fund II                                                28.36%          -7.55%          -1.36%
The Timothy Plan Conservative Growth VS(6)                                   11.99%            N/A           -2.78%
The Timothy Plan Strategic Growth VS(6)                                      19.30%            N/A           -4.25%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I                      -0.81%           1.01%           1.58%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                          35.56%           0.48%           3.88%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                            31.61%           9.59%           5.99%
Van Kampen UIF Value Portfolio-Class I                                       28.23%           0.42%          -1.18%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/   Subaccount inception date (5/1/99) to 12/31/2003.

5/   Subaccount inception date (5/1/01) to 12/31/2003.

6/   Subaccount inception date (5/1/02) to 12/31/2003.

NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                          S.E.C. FILE NO.
                                                                             333-19725
                                                                    ----------------------------
                                                                            STANDARD(1)
                                                                             CONTRACTS
                                                                    ----------------------------
                                                                                         FROM
                           ALL PERIODS                                                 INCEPTION
                        ENDING 12/31/2003                           1 YEAR   5 YEARS    DATE(3)
-----------------------------------------------------------------   ------   -------   ---------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares    24.26%    -5.63%      -0.01%
Dreyfus Stock Index Fund-IS                                          26.59%    -2.23%       2.77%
Dreyfus V.I.F.-Appreciation Portfolio-IS                             19.50%    -1.12%       3.34%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                       29.87%     5.41%       4.03%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                        24.82%    -1.37%       0.90%
Dreyfus V.I.F.-Money Market Portfolio-IS                             -0.50%     1.45%       1.78%
INVESCO VIF- Core Equity Fund-Series I Shares                        20.90%     0.28%       3.39%
INVESCO VIF-Dynamics Fund-Series I Shares (5)                        35.92%    -1.98%       1.45%
INVESCO VIF-Financial Services Fund-Series I Shares (8)              27.79%      N/A        6.27%
INVESCO VIF-Health Sciences Fund-Series I Shares                     26.02%     1.51%       8.21%
INVESCO VIF-High Yield Fund-Series I Shares                          23.31%    -1.14%       0.16%
INVESCO VIF-Small Company Growth Fund(5)-Series I Shares             31.59%     2.56%       4.02%
Janus Aspen Series Balanced Portfolio-Institutional Shares           12.48%     3.29%       8.09%
Janus Aspen Series Capital Appreciation Portfolio-IS                 18.87%     0.29%       7.32%
Janus Aspen Series Growth Portfolio-IS                               29.91%    -3.51%       2.23%
Janus Aspen Series International Growth Portfolio-IS                 33.05%     1.95%       3.25%
Janus Aspen Series Mid Cap Growth Portfolio-IS                       33.24%    -3.31%       2.86%
Janus Aspen Series Worldwide Growth Portfolio-IS                     22.28%    -1.51%       2.38%
PBHG Growth II Portfolio                                             23.97%    -4.31%      -2.97%
PBHG Large Cap Growth Portfolio                                      29.38%     0.20%       4.54%
PBHG Mid-Cap Portfolio(7)                                            32.46%    12.17%      14.26%
PBHG Select Value Portfolio(6)                                       16.66%     1.54%       7.11%
PBHG Technology & Communications Portfolio                           43.33%   -10.46%      -5.66%
Scudder VIT EAFE(R)Equity Index(4)                                   31.51%    -4.82%      -2.16%
Scudder VIT Small Cap Index(4)                                       44.40%     5.04%       4.09%
Strong Opportunity Fund II                                           35.12%     5.31%       7.23%
Strong Mid Cap Growth Fund II                                        32.36%    -2.63%       2.80%
The Timothy Plan Conservative Growth VS(9)                           15.99%      N/A        2.04%
The Timothy Plan Strategic Growth VS(9)                              23.30%      N/A        0.62%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I               3.19%     4.59%       5.19%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                  39.56%     4.13%       7.11%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                    35.61%    12.23%       8.91%
Van Kampen UIF Value Portfolio-Class I                               32.23%     4.08%       2.94%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/   From inception date of Portfolio (8/22/97) to 12/31/2003.

5/   From inception date of Portfolio (8/25/97) to 12/31/2003.

6/   From inception date of Portfolio (10/28/97) to 12/31/2003.

7/   From inception date of Portfolio (11/30/98) to 12/31/2003.

8/   From inception date of Portfolio (9/21/99) to 12/31/2003.

9/   From inception date of Portfolio (5/1/02) to 12/31/2003.

NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                          S.E.C. FILE NO.
                                                                             333-19725
                                                                    ----------------------------
                                                                            ENHANCED(2)
                                                                             CONTRACTS
                                                                    ----------------------------
                                                                                         FROM
                           ALL PERIODS                                                 INCEPTION
                        ENDING 12/31/2003                           1 YEAR   5 YEARS    DATE(3)
-----------------------------------------------------------------   ------   -------   ---------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares    24.63%    -5.35%       0.29%
Dreyfus Stock Index Fund-IS                                          26.97%    -1.94%       3.07%
Dreyfus V.I.F.-Appreciation Portfolio-IS                             19.85%    -0.82%       3.65%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                       30.26%     5.73%       4.34%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                        25.19%    -1.07%       1.20%
Dreyfus V.I.F.-Money Market Portfolio-IS                             -0.28%     1.63%       1.97%
INVESCO VIF- Core Equity Fund-Series I Shares                        21.26%     0.58%       3.70%
INVESCO VIF-Dynamics Fund-Series I Shares (5)                        36.32%    -1.69%       1.75%
INVESCO VIF-Financial Services Fund-Series I Shares (8)              28.17%      N/A        6.59%
INVESCO VIF-Health Sciences Fund-Series I Shares                     26.39%     1.81%       8.53%
INVESCO VIF-High Yield Fund-Series I Shares                          23.68%    -0.84%       0.46%
INVESCO VIF-Small Company Growth Fund-Series I Shares (5)            31.98%     2.86%       4.33%
Janus Aspen Series Balanced Portfolio-Institutional Shares           12.81%     3.59%       8.42%
Janus Aspen Series Capital Appreciation Portfolio-IS                 19.22%     0.59%       7.64%
Janus Aspen Series Growth Portfolio-IS                               30.30%    -3.23%       2.53%
Janus Aspen Series International Growth Portfolio-IS                 33.45%     2.26%       3.55%
Janus Aspen Series Mid Cap Growth Portfolio-IS                       33.63%    -3.02%       3.17%
Janus Aspen Series Worldwide Growth Portfolio-IS                     22.64%    -1.22%       2.68%
PBHG Growth II Portfolio                                             24.34%    -4.03%      -2.69%
PBHG Large Cap Growth Portfolio                                      29.76%     0.49%       4.85%
PBHG Mid-Cap Portfolio(7)                                            32.85%    12.51%      14.60%
PBHG Select Value Portfolio(6)                                       17.01%     1.84%       7.43%
PBHG Technology & Communications Portfolio                           43.75%   -10.19%      -5.38%
Scudder VIT EAFE(R)Equity Index(4)                                   31.90%    -4.54%      -1.87%
Scudder VIT Small Cap Index(4)                                       44.83%     5.36%       4.40%
Strong Opportunity Fund II                                           35.52%     5.62%       7.55%
Strong Mid Cap Growth Fund II                                        32.75%    -2.34%       3.10%
The Timothy Plan Conservative Growth VS(9)                           16.33%      N/A        2.35%
The Timothy Plan Strategic Growth VS(9)                              23.67%      N/A        0.92%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I               3.50%     4.90%       5.50%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                  39.97%     4.44%       7.43%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                    36.02%    12.56%       9.23%
Van Kampen UIF Value Portfolio-Class I                               32.62%     4.39%       3.25%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/   From inception date of Portfolio (8/22/97) to 12/31/2003.

5/   From inception date of Portfolio (8/25/97) to 12/31/2003.

6/   From inception date of Portfolio (10/28/97) to 12/31/2003.

7/   From inception date of Portfolio (11/30/98) to 12/31/2003.

8/   From inception date of Portfolio (9/21/99) to 12/31/2003.

9/   From inception date of Portfolio (5/1/02) to 12/31/2003.

NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA

(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

                                                                          S.E.C. FILE NO.
                                                                             333-51955
                                                                             333-51971
                                                                    ----------------------------
                                                                            STANDARD(1)
                                                                             CONTRACTS
                                                                    ----------------------------
                                                                                         FROM
                           ALL PERIODS                                                 INCEPTION
                        ENDING 12/31/2003                           1 YEAR   5 YEARS    DATE(3)
-----------------------------------------------------------------   ------   -------   ---------

The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares    24.26%    -5.63%      -0.01%
Dreyfus Stock Index Fund-IS                                          26.59%    -2.23%       2.77%
Dreyfus V.I.F.-Appreciation Portfolio-IS                             19.50%    -1.12%       3.34%
Dreyfus V.I.F.-Developing Leaders Portfolio-IS                       29.87%     5.41%       4.03%
Dreyfus V.I.F.-Growth and Income Portfolio-IS                        24.82%    -1.37%       0.90%
Dreyfus V.I.F.-Money Market Portfolio-IS                             -0.50%     1.45%       1.78%
INVESCO VIF- Core Equity Fund-Series I Shares                        20.90%     0.28%       3.39%
INVESCO VIF-Dynamics Fund-Series I Shares (5)                        35.92%    -1.98%       1.45%
INVESCO VIF-Financial Services Fund-Series I Shares (8)              27.79%      N/A        6.27%
INVESCO VIF-Health Sciences Fund-Series I Shares                     26.02%     1.51%       8.21%
INVESCO VIF-High Yield Fund-Series I Shares                          23.31%    -1.14%       0.16%
INVESCO VIF-Small Company Growth Fund-Series I Shares (5)            31.59%     2.56%       4.02%
Janus Aspen Series Balanced Portfolio-Institutional Shares           12.48%     3.29%       8.09%
Janus Aspen Series Capital Appreciation Portfolio-IS                 18.87%     0.29%       7.32%
Janus Aspen Series Growth Portfolio-IS                               29.91%    -3.51%       2.23%
Janus Aspen Series International Growth Portfolio-IS                 33.05%     1.95%       3.25%
Janus Aspen Series Mid Cap Growth Portfolio-IS                       33.24%    -3.31%       2.86%
Janus Aspen Series Worldwide Growth Portfolio-IS                     22.28%    -1.51%       2.38%
PBHG Growth II Portfolio                                             23.97%    -4.31%      -2.97%
PBHG Large Cap Growth Portfolio                                      29.38%     0.20%       4.54%
PBHG Mid-Cap Portfolio(7)                                            32.46%    12.17%      14.26%
PBHG Select Value Portfolio(6)                                       16.66%     1.54%       7.11%
PBHG Technology & Communications Portfolio                           43.33%   -10.46%      -5.66%
Scudder VIT EAFE(R)Equity Index(4)                                   31.51%    -4.82%      -2.16%
Scudder VIT Small Cap Index(4)                                       44.40%     5.04%       4.09%
Strong Opportunity Fund II                                           35.12%     5.31%       7.23%
Strong Mid Cap Growth Fund II                                        32.36%    -2.63%       2.80%
The Timothy Plan Conservative Growth VS(9)                           15.99%      N/A        2.04%
The Timothy Plan Strategic Growth VS(9)                              23.30%      N/A        0.62%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I               3.19%     4.59%       5.19%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I                  39.56%     4.13%       7.11%
Van Kampen UIF U.S. Real Estate Portfolio-Class I                    35.61%    12.23%       8.91%
Van Kampen UIF Value Portfolio-Class I                               32.23%     4.08%       2.94%

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.15% of daily net asset value.

3/ From Separate Account Commencement date (7/15/97) to 12/31/2003 unless otherwise noted.

4/   From inception date of Portfolio (8/22/97) to 12/31/2003.

5/   From inception date of Portfolio (8/25/97) to 12/31/2003.

6/   From inception date of Portfolio (10/28/97) to 12/31/2003.

7/   From inception date of Portfolio (11/30/98) to 12/31/2003.

8/   From inception date of Portfolio (9/21/99) to 12/31/2003.

9/   From inception date of Portfolio (5/1/02) to 12/31/2003.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the Fixed Account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the Fixed Account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors,SM Inc. ("GAA").

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets, based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

                        BENEFIT UNITS - TRANSFER FORMULAS

Transfer of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

     The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

     The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer) = UNIT1 - BU1 (trans)

     The number of Benefit Units transferred to the new Subaccount is BU2
          (trans).
                    BU2 (trans) = BU1 (trans) * BUV1/BUV2.

     The number of the Contract Owner's Benefit Units in the new Subaccount
          (after the transfer)
                    = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:

          BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

          BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

          BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

          BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

          UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

          UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

                               FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) To reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this Statement of Additional Information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account and/or Fixed Account.

TAX DEFERRAL ON NON-TAX QUALIFIED CONTRACTS

Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of non-tax qualified Contracts.

                              FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at, and for the years ended, December 31, 2003 and 2002 and the Company's audited financial statements for the years ended December 31, 2003 and 2002 are included herein. The financial statements of the Company included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
                                       17

ANNUITY INVESTORS

VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

DECEMBER 31, 2003
WITH REPORT OF INDEPENDENT AUDITORS

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2003

                                    CONTENTS

Report of Independent Auditors.........................................     1

Audited Financial Statements

Statement of Assets and Liabilities - Current Year.....................     2
Statement of Operations - Current Year.................................     8
Statement of Changes in Net Assets - Current Year......................     9
Statement of Changes in Net Assets - Prior Year........................    10
Notes to Financial Statements..........................................    11

Report of Independent Auditors

Contractholders of Annuity Investors Variable Account B
  and
Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account B (comprised of the sub accounts listed in Note 1) as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

March 26, 2004
Cincinnati, Ohio

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003


                                                                                                             Market
                                                                             Shares           Cost            Value
                                                                         --------------   -------------   -------------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
     Scudder VIT Funds:
       EAFE Equity Index .............................................      373,049.418   $   2,602,022   $   3,062,736
       Equity 500 Index ..............................................      135,688.041       1,519,910       1,579,409
       Small Cap Index ...............................................      447,386.711       4,611,904       5,476,013
     Dreyfus Variable Investment Funds:
       Appreciation Portfolio ........................................      341,673.311      11,446,393      11,760,395
       Growth and Income Portfolio ...................................      318,217.194       6,392,606       6,415,259
       Money Market Portfolio ........................................   13,271,817.592      13,271,818      13,271,818
       Developing Leaders Portfolio ..................................      317,125.225      10,224,470      11,857,312
     Dreyfus Funds:
       Socially Responsible Growth Fund, Inc..........................      387,366.757      12,717,050       9,215,455
       Stock Index Fund ..............................................    1,982,126.155      57,940,948      56,332,025
     Invesco Variable Investment Funds, Inc.:
       Dynamics Fund .................................................       39,552.869         394,824         465,537
       Core Equity Fund ..............................................      749,691.964      14,544,536      13,426,983
       Health Sciences Fund ..........................................      173,306.136       2,706,972       3,044,989
       High Yield Fund ...............................................    1,102,809.023       8,369,806       8,745,276
       Financial Services Fund .......................................      121,178.856       1,393,153       1,640,762
       Small Company Growth Fund .....................................       80,238.437         957,621       1,085,626
       Total Return Fund .............................................      161,841.762       2,070,293       2,052,154
     Janus Aspen Series:
       Mid Cap Growth Portfolio ......................................      742,499.800      12,029,524      15,889,496
       Balanced Portfolio ............................................    2,716,902.762      67,190,665      62,434,425
       Capital Appreciation Portfolio ................................      597,916.193      15,345,176      12,460,573
       Growth Portfolio ..............................................    1,281,471.737      28,816,813      24,642,702
       Worldwide Growth Portfolio ....................................      983,434.789      19,881,131      25,392,286
       International Growth Portfolio ................................      374,116.639       7,023,989       8,627,130
     PBHG Insurance Series Fund, Inc.:
       Growth II Portfolio ...........................................      267,142.790       2,397,014       2,626,014
       Large Cap Growth Portfolio ....................................      508,758.498       9,136,538       8,302,939
       Mid Cap Portfolio .............................................      563,172.213       6,742,233       8,244,841
       Select Value Portfolio ........................................      242,433.345       3,356,059       3,352,853
       Technology & Communications Portfolio .........................    6,890,646.726      11,720,018      15,021,610
     Strong Funds:
       Mid Cap Growth Fund II ........................................      562,369.300       6,761,380       7,721,330
       Opportunity Fund II ...........................................      670,442.973      11,266,447      12,731,712
     The Van Kampen Universal Institutional Funds, Inc.:
       Emerging Markets Portfolio ....................................      135,772.949       1,072,295       1,227,387
       Core Plus Fixed Income Portfolio ..............................    1,363,680.511      15,284,487      15,736,873
       Mid Cap Value Portfolio .......................................      448,755.424       6,072,584       6,655,043
       U.S. Real Estate Portfolio ....................................      624,319.342       7,868,473       9,726,895
       Value Portfolio ...............................................      577,812.042       6,987,837       7,615,563
     Timothy Partners, Ltd.:
       Small-Cap VS ..................................................      351,092.692       4,427,472       5,301,500
       Conservative Growth VS ........................................      349,160.767       3,327,238       3,683,646
       Strategic Growth VS ...........................................      402,490.729       3,631,427       4,161,754

              Total cost .............................................                    $ 401,503,126

-----------------------------------------------------------------------------------------------------------------------

              Total assets ...........................................                                      410,988,321

    Receivable from the General Account (Note 4) .....................                                                6
-----------------------------------------------------------------------------------------------------------------------

              Net assets .............................................                                    $ 410,988,327


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003


                                                                                                             Market
                                                                             Units          Unit Value        Value
                                                                         --------------   -------------   ------------
Net assets attributable to variable annuity contract holders
 (Note 2) (continued):
   Scudder VIT Funds:
     EAFE Equity Index - 1.50% series contract .......................           63.986   $    7.388091   $        473
     EAFE Equity Index - 1.40% series contract .......................      410,290.151        7.422777      3,045,492
     EAFE Equity Index - 1.10% series contract .......................        1,041.280        7.526202          7,837
     EAFE Equity Index - 0.95% series contract .......................           59.751        7.578571            453
     EAFE Equity Index - 0.90% series contract .......................        1,116.562        7.595666          8,481
     Equity 500 Index - 1.40% series contract ........................      189,979.908        8.117797      1,542,218
     Equity 500 Index - 1.10% series contract ........................        2,042.857        8.230882         16,815
     Equity 500 Index - 0.95% series contract ........................          169.804        8.288159          1,407
     Equity 500 Index - 0.90% series contract ........................        2,283.459        8.306805         18,968
     Small Cap Index - 1.50% series contract .........................          127.064       12.466875          1,584
     Small Cap Index - 1.40% series contract .........................      434,240.830       12.525203      5,438,955
     Small Cap Index - 1.25% series contract .........................          613.862       12.612134          7,742
     Small Cap Index - 1.10% series contract .........................            8.778       12.699687            111
     Small Cap Index - 0.95% series contract .........................          144.907       12.788062          1,853
     Small Cap Index - 0.90% series contract .........................        1,637.748       12.816964         20,991
     Small Cap Index - 0.75% series contract .........................          370.115       12.906395          4,777
   Dreyfus Variable Investment Fund:
     Appreciation Portfolio - 1.50% series contract ..................        2,743.369       12.187676         33,435
     Appreciation Portfolio - 1.40% series contract ..................      936,025.635       12.265787     11,481,091
     Appreciation Portfolio - 1.25% series contract ..................       10,260.940        9.949338        102,090
     Appreciation Portfolio - 1.10% series contract ..................        8,455.513       12.503079        105,720
     Appreciation Portfolio - 0.95% series contract ..................          150.958       12.623565          1,906
     Appreciation Portfolio - 0.90% series contract ..................        2,923.121       10.138694         29,637
     Appreciation Portfolio - 0.75% series contract ..................          637.550       10.221281          6,517
     Growth and Income Portfolio - 1.50% series contract .............           36.570       10.429505            381
     Growth and Income Portfolio - 1.40% series contract .............      594,854.140       10.496627      6,243,962
     Growth and Income Portfolio - 1.25% series contract .............       10,166.144        9.621119         97,810
     Growth and Income Portfolio - 1.10% series contract .............        4,344.521       10.699714         46,485
     Growth and Income Portfolio - 0.90% series contract .............        1,018.544        9.804034          9,986
     Growth and Income Portfolio - 0.75% series contract .............        1,683.104        9.883935         16,636
     Money Market Portfolio - 1.50% series contract ..................        2,540.928        1.142058          2,902
     Money Market Portfolio - 1.40% series contract ..................   11,398,828.937        1.146684     13,070,855
     Money Market Portfolio - 1.25% series contract ..................          142.363        1.119521            159
     Money Market Portfolio - 1.10% series contract ..................        9,040.873        1.165764         10,540
     Money Market Portfolio - 0.90% series contract ..................      133,840.928        1.138179        152,335
     Money Market Portfolio - 0.75% series contract ..................       30,543.174        1.146810         35,027
     Developing Leaders Portfolio - 1.50% series contract ............        1,500.700       12.760941         19,150
     Developing Leaders Portfolio - 1.40% series contract ............      898,484.551       12.842412     11,538,709
     Developing Leaders Portfolio - 1.25% series contract ............        5,322.133       12.148627         64,657
     Developing Leaders Portfolio - 1.10% series contract ............        9,249.068       13.090970        121,079
     Developing Leaders Portfolio - 0.95% series contract ............          491.205       13.217353          6,492
     Developing Leaders Portfolio - 0.90% series contract ............        5,775.857       12.379997         71,505
     Developing Leaders Portfolio - 0.75% series contract ............        2,861.914       12.480727         35,719
   Dreyfus Funds:
     Socially Responsible Growth Fund, Inc. - 1.50% series contract ..          574.951        9.791601          5,630
     Socially Responsible Growth Fund, Inc. - 1.40% series contract ..      925,266.631        9.854396      9,117,944
     Socially Responsible Growth Fund, Inc. - 1.10% series contract ..        4,815.599       10.045110         48,373
     Socially Responsible Growth Fund, Inc. - 0.90% series contract ..        4,333.000        8.194494         35,507
     Socially Responsible Growth Fund, Inc. - 0.75% series contract ..          968.674        8.261258          8,002


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003


                                                                                                             Market
                                                                              Units        Unit Value        Value
                                                                         --------------   -------------   ------------
Net assets attributable to variable annuity contract holders
 (Note 2) (continued) :
   Dreyfus Funds:
     Stock Index Fund - 1.65% series contract ........................         175.894    $   11.648244   $      2,049
     Stock Index Fund - 1.50% series contract ........................      10,627.818        11.760043        124,984
     Stock Index Fund - 1.40% series contract ........................   4,670,251.024        11.835440     55,274,476
     Stock Index Fund - 1.25% series contract ........................       2,960.789         9.504688         28,141
     Stock Index Fund - 1.10% series contract ........................       9,003.839        12.064404        108,626
     Stock Index Fund - 0.95% series contract ........................         680.516        12.180793          8,289
     Stock Index Fund - 0.90% series contract ........................      73,399.535         9.685471        710,909
     Stock Index Fund - 0.75% series contract ........................       7,635.158         9.764386         74,553
   Invesco Variable Investment Funds, Inc.:
     Dynamics Fund - 1.50% series contract ...........................          64.658         7.344844            475
     Dynamics Fund - 1.40% series contract ...........................      63,086.332         7.364205        464,581
     Dynamics Fund - 0.90% series contract ...........................           7.139         7.462101             53
     Dynamics Fund - 0.75% series contract ...........................          57.208         7.491858            429
     Core Equity Fund - 1.50% series contract ........................       2,957.600        12.212738         36,120
     Core Equity Fund - 1.40% series contract ........................   1,079,564.320        12.290843     13,268,756
     Core Equity Fund - 1.25% series contract ........................       1,023.185        10.456476         10,699
     Core Equity Fund - 1.10% series contract ........................       7,710.659        12.528641         96,604
     Core Equity Fund - 0.90% series contract ........................       1,249.958        10.655477         13,319
     Core Equity Fund - 0.75% series contract ........................         138.231        10.742258          1,485
     Health Sciences Fund - 1.50% series contract ....................       1,503.131         9.528348         14,322
     Health Sciences Fund - 1.40% series contract ....................     311,542.224         9.553444      2,976,301
     Health Sciences Fund - 1.10% series contract ....................         552.891         9.629350          5,324
     Health Sciences Fund - 0.95% series contract ....................         179.965         9.667612          1,740
     Health Sciences Fund - 0.90% series contract ....................       1,325.870         9.680353         12,835
     Health Sciences Fund - 0.75% series contract ....................       3,546.346         9.718905         34,467
     High Yield Fund - 1.50% series contract .........................       1,210.056        10.031841         12,139
     High Yield Fund - 1.40% series contract .........................     859,221.923        10.095432      8,674,216
     High Yield Fund - 1.25% series contract .........................       4,988.977         8.956974         44,686
     High Yield Fund - 1.10% series contract .........................         188.060        10.290759          1,935
     High Yield Fund - 0.95% series contract .........................           0.001        10.389982              0
     High Yield Fund - 0.90% series contract .........................         755.565         9.127994          6,897
     High Yield Fund - 0.75% series contract .........................         587.034         9.202367          5,402
     Financial Services Fund - 1.50% series contract .................         876.436        10.286102          9,015
     Financial Services Fund - 1.40% series contract .................     157,061.561        10.313195      1,619,807
     Financial Services Fund - 1.25% series contract .................         600.821        10.354097          6,221
     Financial Services Fund - 1.10% series contract .................          38.751        10.395135            403
     Financial Services Fund - 0.75% series contract .................         506.763        10.491819          5,317
     Small Company Growth Fund - 1.50% series contract ...............          63.208         7.880151            498
     Small Company Growth Fund - 1.40% series contract ...............     131,306.947         7.900935      1,037,448
     Small Company Growth Fund - 1.25% series contract ...............       3,369.123         7.932284         26,725
     Small Company Growth Fund - 1.10% series contract ...............          34.809         7.963751            277
     Small Company Growth Fund - 0.90% series contract ...............           1.635         8.005948             13
     Small Company Growth Fund - 0.75% series contract ...............       2,571.023         8.037880         20,666
     Total Return Fund - 1 40% series contract .......................     189,787.694        10.351951      1,964,673
     Total Return Fund - 1.10% series contract .......................       8,290.241        10.552207         87,480
   Janus Aspen Series:
     Mid Cap Growth Portfolio - 1.50% series contract ................       2,739.816        11.923077         32,667
     Mid Cap Growth Portfolio - 1.40% series contract ................   1,291,553.100        11.999290     15,497,720
     Mid Cap Growth Portfolio - 1.10% series contract ................      21,025.289        12.231626        257,173
     Mid Cap Growth Portfolio - 0.95% series contract ................         218.778        12.349444          2,702
     Mid Cap Growth Portfolio - 0.90% series contract ................       9,670.762         9.645385         93,278
     Mid Cap Growth Portfolio - 0.75% series contract ................         612.357         9.723925          5,955

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003

                                                                                                             Market
                                                                              Units        Unit Value        Value
                                                                         --------------   -------------   ------------
Net assets attributable to variable annuity contract holders
 (Note 2) (continued) :
   Janus Aspen Series:
     Balanced Portfolio - 1.65% series contract ......................          948.104   $   16.246497   $     15,403
     Balanced Portfolio - 1.50% series contract ......................       10,198.846       16.402460        167,286
     Balanced Portfolio - 1.40% series contract ......................    3,685,075.400       16.507560     60,831,603
     Balanced Portfolio - 1.25% series contract ......................       25,172.606       13.006905        327,418
     Balanced Portfolio - 1.10% series contract ......................       19,069.761       16.826897        320,885
     Balanced Portfolio - 0.95% series contract ......................          171.888       16.989064          2,920
     Balanced Portfolio - 0.90% series contract ......................       55,839.756       13.254381        740,121
     Balanced Portfolio - 0.75% series contract ......................        2,154.381       13.362331         28,788
     Capital Appreciation Portfolio - 1.50% series contract ..........        6,352.318        8.115731         51,554
     Capital Appreciation Portfolio - 1.40% series contract ..........    1,483,721.928        8.153727     12,097,864
     Capital Appreciation Portfolio - 1.25% series contract ..........        6,761.170        8.210347         55,512
     Capital Appreciation Portfolio - 1.10% series contract ..........       11,535.264        8.267358         95,366
     Capital Appreciation Portfolio - 0.95% series contract ..........          340.749        8.324912          2,837
     Capital Appreciation Portfolio - 0.90% series contract ..........       15,170.725        8.343697        126,580
     Capital Appreciation Portfolio - 0.75% series contract ..........        3,673.250        8.401910         30,862
     Growth Portfolio - 1.50% series contract ........................        3,520.817       11.382949         40,077
     Growth Portfolio - 1.40% series contract ........................    2,117,639.460       11.455733     24,259,112
     Growth Portfolio - 1.25% series contract ........................        5,531.696        9.215438         50,977
     Growth Portfolio - 1.10% series contract ........................       17,617.840       11.677475        205,732
     Growth Portfolio - 0.95% series contract ........................          128.720       11.790223          1,518
     Growth Portfolio - 0.90% series contract ........................        6,765.629        9.390815         63,535
     Growth Portfolio - 0.75% series contract ........................        2,297.375        9.467320         21,750
     Worldwide Growth Portfolio - 1.50% series contract ..............        2,809.923       11.633594         32,690
     Worldwide Growth Portfolio - 1.40% series contract ..............    2,099,555.231       11.708282     24,582,185
     Worldwide Growth Portfolio - 1.25% series contract ..............       17,208.944        9.049605        155,734
     Worldwide Growth Portfolio - 1.10% series contract ..............       14,464.542       11.934844        172,632
     Worldwide Growth Portfolio - 0.95% series contract ..............          277.111       12.049706          3,339
     Worldwide Growth Portfolio - 0.90% series contract ..............       46,144.266        9.221822        425,534
     Worldwide Growth Portfolio - 0.75% series contract ..............        2,169.871        9.296883         20,173
     International Growth Portfolio - 1.50% series contract ..........        1,184.660       12.319658         14,595
     International Growth Portfolio - 1.40% series contract ..........      669,789.197       12.398800      8,304,582
     International Growth Portfolio - 1.25% series contract ..........        9,400.966       10.042608         94,410
     International Growth Portfolio - 1.10% series contract ..........       15,388.121       12.638673        194,485
     International Growth Portfolio - 0.90% series contract ..........        1,862.207       10.233679         19,057

   PBHG Insurance Series Fund, Inc:
     Growth II Portfolio - 1.50% series contract .....................        1,021.618        8.087106          8,262
     Growth II Portfolio - 1.40% series contract .....................      317,820.223        8.138532      2,586,590
     Growth II Portfolio - 1.10% series contract .....................        2,127.346        8.296161         17,649
     Growth II Portfolio - 0.95% series contract .....................          109.550        8.376314            918
     Growth II Portfolio - 0.90% series contract .....................        1,534.127        8.077339         12,392
     Growth II Portfolio - 0.75% series contract .....................           24.975        8.143144            203

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003

                                                                                                             Market
                                                                              Units        Unit Value        Value
                                                                         --------------   -------------   ------------
Net assets attributable to variable annuity contract holders
 (Note 2) (continued):
   PBHG Insurance Series Fund, Inc:
     Large Cap Growth Portfolio - 1.65% series contract ..............          149.392   $   12.995728   $      1,941
     Large Cap Growth Portfolio - 1.50% series contract ..............          659.261       13.120474          8,650
     Large Cap Growth Portfolio - 1.40% series contract ..............      617,461.763       13.204437      8,153,235
     Large Cap Growth Portfolio - 1.25% series contract ..............        2,296.222       10.519153         24,154
     Large Cap Growth Portfolio - 1.10% series contract ..............        5,597.758       13.459963         75,346
     Large Cap Growth Portfolio - 0.95% series contract ..............          345.406       13.589802          4,694
     Large Cap Growth Portfolio - 0.90% series contract ..............        1,309.310       10.719309         14,035
     Large Cap Growth Portfolio - 0.75% series contract ..............        1,932.550       10.806602         20,884
     Mid Cap Portfolio - 1.50% series contract .......................        3,910.279       10.676536         41,748
     Mid Cap Portfolio - 1.40% series contract .......................      741,933.320       10.704683      7,942,161
     Mid Cap Portfolio - 1.25% series contract .......................       10,347.112       10.747126        111,202
     Mid Cap Portfolio - 1.10% series contract .......................        3,052.005       10.789725         32,930
     Mid Cap Portfolio - 0.90% series contract .......................        6,439.506       10.846881         69,849
     Mid Cap Portfolio - 0.75% series contract .......................        4,311.391       10.890084         46,951
     Select Value Portfolio - 1.50% series contract ..................        1,018.770        7.860838          8,008
     Select Value Portfolio - 1.40% series contract ..................      402,147.263        7.881539      3,169,539
     Select Value Portfolio - 1.25% series contract ..................       17,763.026        7.912817        140,556
     Select Value Portfolio - 1.10% series contract ..................          431.539        7.944185          3,428
     Select Value Portfolio - 0.90% series contract ..................           34.692        7.986268            277
     Select Value Portfolio - 0.75% series contract ..................        3,871.861        8.018085         31,045
     Technology & Communications Portfolio - 1.50% series contract ...        1,019.648        6.753583          6,886
     Technology & Communications Portfolio - 1.40% series contract ...    2,169,043.606        6.796492     14,741,888
     Technology & Communications Portfolio - 1.10% series contract ...       19,260.743        6.928189        133,442
     Technology & Communications Portfolio - 0.95% series contract ...          714.093        6.995073          4,995
     Technology & Communications Portfolio - 0.90% series contract ...       17,248.651        6.870187        118,501
     Technology & Communications Portfolio - 0.75% series contract ...        2,295.268        6.926193         15,897
   Strong Funds:
     Mid Cap Growth Fund II - 1.50% series contract ..................           38.648       11.816959            457
     Mid Cap Growth Fund II - 1.40% series contract ..................      626,038.511       11.892436      7,445,123
     Mid Cap Growth Fund II - 1.25% series contract ..................           20.835        9.303506            194
     Mid Cap Growth Fund II - 1.10% series contract ..................        5,261.753       12.122670         63,786
     Mid Cap Growth Fund II - 0.95% series contract ..................           25.023       12.239623            306
     Mid Cap Growth Fund II - 0.90% series contract ..................       17,364.525        9.480646        164,627
     Mid Cap Growth Fund II - 0.75% series contract ..................        4,900.443        9.557876         46,838
     Opportunity Fund II - 1.50% series contract .....................        5,217.910       15.458386         80,660
     Opportunity Fund II - 1 40% series contract .....................      786,599.201       15.557210     12,237,289
     Opportunity Fund II - 1.25% series contract .....................        2,088.017       12.919082         26,975
     Opportunity Fund II - 1.10% series contract .....................        3,558.540       15.858225         56,432
     Opportunity Fund II - 0 95% series contract .....................          122.236       16.011139          1,957
     Opportunity Fund II - 0.90% series contract .....................       16,382.234       13.165085        215,674
     Opportunity Fund II - 0.75% series contract .....................        8,493.339       13.272178        112,725
   The Van Kampen Universal Institutional Funds, Inc.:
     Emerging Markets Portfolio - 1.40% series contract ..............      143,001.695        8.369484      1,196,850
     Emerging Markets Portfolio - 1.10% series contract ..............        2,153.254        8.531515         18,371
     Emerging Markets Portfolio - 0.95% series contract ..............            0.002        8.613938              0
     Emerging Markets Portfolio - 0.90% series contract ..............        1,010.070       12.045125         12,166

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                                DECEMBER 31, 2003

                                                                                                                Market
                                                                                Units         Unit Value         Value
                                                                           --------------   -------------   --------------
Net assets attributable to variable annuity contract holders
(Note 2) (continued):
  The Van Kampen Universal Institutional Funds, Inc.:
    Core Plus Fixed Income Portfolio - 1.50% series contract ...........       4,004.390    $   13.778094   $       55,173
    Core Plus Fixed Income Portfolio - 1.40% series contract ...........   1,111,500.860        13.866152       15,412,240
    Core Plus Fixed Income Portfolio - 1.25% series contract ...........      11,072.438        13.018146          144,143
    Core Plus Fixed Income Portfolio - 1.10% series contract ...........       5,899.268        14.134373           83,382
    Core Plus Fixed Income Portfolio - 0.90% series contract ...........       1,753.649        13.265872           23,264
    Core Plus Fixed Income Portfolio - 0.75% series contract ...........       1,396.144        13.373842           18,672
    Mid Cap Value Portfolio - 1.50% series contract ....................       1,480.972        15.453181           22,886
    Mid Cap Value Portfolio - 1.40% series contract ....................     417,352.873        15.551851        6,490,610
    Mid Cap Value Portfolio - 1.25% series contract ....................         882.716        12.813994           11,311
    Mid Cap Value Portfolio - 1.10% series contract ....................       3,927.983        15.852805           62,270
    Mid Cap Value Portfolio - 0.95% series contract ....................         113.080        16.005864            1,810
    Mid Cap Value Portfolio - 0.90% series contract ....................       3,535.862        13.057884           46,171
    Mid Cap Value Portfolio - 0.75% series contract ....................       1,518.257        13.164187           19,987
    U.S. Real Estate Portfolio - 1.50% series contract .................         958.761        17.264400           16,552
    U.S. Real Estate Portfolio - 1.40% series contract .................     549,927.036        17.374679        9,554,806
    U.S. Real Estate Portfolio - 1.25% series contract .................         944.337        16.572889           15,650
    U.S. Real Estate Portfolio - 1.10% series contract .................       5,725.997        17.710793          101,412
    U.S. Real Estate Portfolio - 0.95% series contract .................          69.022        17.881625            1,234
    U.S. Real Estate Portfolio - 0.90% series contract .................         396.422        16.888195            6,695
    U.S. Real Estate Portfolio - 0.75% series contract .................       1,794.121        17.025662           30,546
    Value Portfolio - 1.50% series contract ............................       1,175.072        11.953963           14,047
    Value Portfolio - 1.40% series contract ............................     620,028.974        12.030718        7,459,394
    Value Portfolio - 1.10% series contract ............................       5,123.338        12.263462           62,830
    Value Portfolio - 0.95% series contract ............................          33.363        12.381730              413
    Value Portfolio - 0.90% series contract ............................       5,265.487        11.680115           61,501
    Value Portfolio - 0.75% series contract ............................       1,475.807        11.775296           17,378
  Timothy Partners, Ltd.:
    Small-Cap VS - 1.50% series contract ...............................         604.436        16.013800            9,679
    Small-Cap VS - 1.40% series contract ...............................     325,717.236        16.103370        5,245,145
    Small-Cap VS - 1.10% series contract ...............................       2,478.777        16.376328           40,593
    Small-Cap VS - 0.75% series contract ...............................         366.035        16.616330            6,082
    Conservative Growth Fund VS - 1.50% series contract ................       7,343.039        10.325409           75,820
    Conservative Growth Fund VS - 1.40% series contract ................     348,794.768        10.342389        3,607,371
    Conservative Growth Fund VS - 1.10% series contract ................          37.886        10.393659              394
    Conservative Growth Fund VS - 0.75% series contract ................           6.078        10.453956               64
    Strategic Growth Fund VS - 1.50% series contract ...................       3,195.360        10.088364           32,236
    Strategic Growth Fund VS - 1.40% series contract ...................     408,637.294        10.104822        4,129,207
    Strategic Growth Fund VS - 0.75% series contract ...................          30.285        10.212939              309

       Net assets attributable to variable annuity contract holders ....                                       410,988,327
--------------------------------------------------------------------------------------------------------------------------
       Net assets ......................................................                                    $  410,988,327

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003



                                                                                                           Net Realized
                                                                                                            Gain (Loss)
                                                           Dividends from   Mortality and       Net         on Sale of
                                                           Investments in   Expense Risk     Investment   Investments in
                                                          Portfolio Shares  Fee (Note 4)   income (Loss)  Portfolio Shares
                                                          ----------------  -------------  -------------  ---------------
Scudder VIT Funds:
  EAFE Equity Index ...................................     $      82,251   $      23,704  $     58,547   $      232,451
  Equity 500 Index ....................................            17,039          19,495        (2,456)        (198,158)
  Small Cap Index .....................................            12,795          35,023       (22,228)          43,343
Dreyfus Variable Investment Fund:
  Appreciation Portfolio ..............................           149,687         135,992        13,695         (632,954)
  Growth and Income Portfolio .........................            47,724          79,765       (32,041)        (851,838)
  Money Market Portfolio ..............................           134,980         242,684      (107,704)               0
  Developing Leaders Portfolio ........................             3,038         142,982      (139,944)         955,100
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. ..............             9,365         110,922      (101,557)        (934,406)
  Stock Index Fund ....................................           716,238         655,951        60,287       (3,803,163)
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund .......................................                 0           4,993        (4,993)          38,050
  Core Equity Fund ....................................           142,730         165,663       (22,933)        (505,951)
  Health Sciences Fund ................................                 0          30,232       (30,232)         (40,465)
  High Yield Fund .....................................           501,960          80,914       421,046         (608,657)
  Financial Services Fund .............................             7,559          17,468        (9,909)         (36,112)
  Small Company Growth Fund ...........................                 0          11,730       (11,730)          99,455
  Total Return Fund ...................................            49,944          27,884        22,060          (74,134)
Janus Aspen Series:
  Mid Cap Growth Portfolio ............................                 0         187,193      (187,193)         144,719
  Balanced Portfolio ..................................         1,304,302         807,060       497,242         (734,081)
  Capital Appreciation Portfolio ......................            54,079         155,110      (101,031)      (1,390,415)
  Growth Portfolio ....................................            20,302         310,482      (290,180)      (7,690,886)
  Worldwide Growth Portfolio ..........................           249,943         320,843       (70,900)      (1,203,645)
  International Growth Portfolio ......................            88,225          97,507        (9,282)         502,316
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio .................................                 0          33,734       (33,734)         193,428
  Large Cap Growth Portfolio ..........................                 0          93,479       (93,479)      (1,000,027)
  Mid Cap Portfolio ...................................                 0          91,038       (91,038)        (246,402)
  Select Value Portfolio ..............................            73,841          37,709        36,132         (236,063)
  Technology & Communications Portfolio ...............                 0         161,809      (161,809)      (2,366,023)
Strong Funds:
  Mid Cap Growth Fund II ..............................                 0          92,868       (92,868)      (1,707,750)
  Opportunity Fund II .................................             8,538         133,525      (124,987)       1,438,920
The Van Kampen Universal Institutional Funds, inc.:
  Emerging Markets Portfolio ..........................                 0          13,225       (13,225)         (72,425)
  Core Plus Fixed Income Portfolio ....................           137,343         221,739       (84,396)         143,863
  Mid Cap Value Portfolio .............................                 0          72,916       (72,916)        (313,711)
  U.S. Real Estate Portfolio ..........................                 0         101,460      (101,460)          (2,400)
  Value Portfolio .....................................                 0          77,882       (77,882)        (265,310)
Timothy Partners, Ltd.:
  Small-Cap VS ........................................                 0          63,933       (63,933)        (175,330)
  Conservative Growth Fund VS .........................                 0          33,508       (33,508)         (28,334)
  Strategic Growth Fund VS ............................                 0          32,700       (32,700)         (51,718)
                                                            -------------   -------------  -------------  --------------


                          Totals ......................     $   3,811,883   $   4,925,122  $ (1,113,239)  $  (21,378,713)
                                                            =============   =============  ============   ==============

                                                                            Net Change
                                                                           in Unrealized                             Net
                                                                            Appreciation           Net            Increase
                                                            Realized       (Depreciation)      Gain (Loss)       (Decrease)
                                                              Gain       of Investments in  on Investments in   in Net Assets
                                                          Distributions   Portfolio Shares  Portfolio Shares   from Operations
                                                          -------------  -----------------  -----------------  ---------------
Scudder VIT Funds:
  EAFE Equity Index ...................................   $           0    $     462,151      $     694,602     $     753,149
  Equity 500 Index ....................................               0          536,030            337,872           335,416
  Small Cap Index .....................................               0          894,544            937,887           915,659
Dreyfus Variable Investment Fund:
  Appreciation Portfolio ..............................               0        2,460,229          1,827,275         1,840,970
  Growth and Income Portfolio .........................               0        2,209,775          1,357,937         1,325,896
  Money Market Portfolio ..............................               0                0                  0          (107,704)
  Developing Leaders Portfolio ........................               0        1,803,670          2,758,770         2,618,826
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. ..............               0        2,813,446          1,879,040         1,777,483
  Stock Index Fund ....................................               0       15,176,941         11,373,778        11,434,065
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund .......................................               0           75,666            113,716           108,723
  Core Equity Fund ....................................               0        2,829,026          2,323,075         2,300,142
  Health Sciences Fund ................................               0          599,197            558,732           528,500
  High Yield Fund .....................................               0        1,404,085            795,428         1,216,474
  Financial Services Fund .............................               0          374,642            338,530           328,621
  Small Company Growth Fund ...........................               0          138,497            237,952           226,222
  Total Return Fund ...................................               0          341,547            267,413           289,473
Janus Aspen Series:
  Mid Cap Growth Portfolio ............................               0        3,983,066          4,127,785         3,940,592
  Balanced Portfolio ..................................               0        7,191,332          6,457,251         6,954,493
  Capital Appreciation Portfolio ......................               0        3,450,956          2,060,541         1,959,510
  Growth Portfolio ....................................               0       13,898,652          6,207,766         5,917,586
  Worldwide Growth Portfolio ..........................               0        6,204,858          5,001,213         4,930,313
  International Growth Portfolio ......................               0        1,690,093          2,192,409         2,183,127
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio .................................               0          307,784            501,212           467,478
  Large Cap Growth Portfolio ..........................               0        2,843,143          1,843,116         1,749,637
  Mid Cap Portfolio ...................................               0        2,207,948          1,961,546         1,870,508
  Select Value Portfolio ..............................               0          626,952            390,889           427,021
  Technology & Communications Portfolio ...............               0        6,746,493          4,380,470         4,218,661
Strong Funds:
  Mid Cap Growth Fund II ..............................               0        3,643,343          1,935,593         1,842,725
  Opportunity Fund II .................................               0        1,729,911          3,168,831         3,043,844
The Van Kampen Universal Institutional Funds, inc.:
  Emerging Markets Portfolio ..........................               0          484,048            411,623           398,398
  Core Plus Fixed Income Portfolio ....................               0          432,052            575,915           491,519
  Mid Cap Value Portfolio .............................               0        2,188,428          1,874,717         1,801,801
  U.S. Real Estate Portfolio ..........................               0        2,356,335          2,353,935         2,252,475
  Value Portfolio .....................................               0        1,969,899          1,704,589         1,626,707
Timothy Partners, Ltd.:
  Small-Cap VS ........................................               0        1,829,262          1,653,932         1,589,999
  Conservative Growth Fund VS .........................               0          443,757            415,423           381,915
  Strategic Growth Fund VS ............................               0          605,528            553,810           521,110
                                                          -------------    -------------      -------------     -------------

                          Totals ......................   $           0    $  96,953,286      $  75,574,573     $  74,461,334
                                                          =============    =============      =============     =============

   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2003



                                                                               Changes From Operations
                                              --------------------------------------------------------------------------------------
                                                                                                   Net Change in
                                                              Net Realized                          Unrealized
                                                  Net          Gain (Loss)                         Appreciation       Net Increase
                                              Investment       on Sale of         Realized        (Depreciation)       (Decrease)
                                                Income       Investments in         Gain         of Investments in    in Net Assets
                                                (Loss)      Portfolio Shares    Distributions    Portfolio shares    from Operations
                                              -----------   ----------------    -------------    ------------------  ---------------
Scudder VIT Funds:
 EAFE Equity Index .........................  $    58,547   $        232,451    $           0    $          462,151  $       753,149
 Equity 500 Index ..........................       (2,456)          (198,158)               0               536,030          335,416
 Small Cap Index ...........................      (22,228)            43,343                0               894,544          915,659
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ....................       13,695           (632,954)               0             2,460,229        1,840,970
 Growth and Income Portfolio ...............      (32,041)          (851,838)               0             2,209,775        1,325,896
 Money Market Portfolio ....................     (107,704)                 0                0                     0        (107,704)
 Developing Leaders Portfolio ..............     (139,944)           955,100                0             1,803,670        2,618,826
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc .....     (101,557)          (934,406)               0             2,813,446        1,777,483
 Stock Index Fund ..........................       60,287         (3,803,163)               0            15,176,941       11,434,065
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund .............................       (4,993)            38,050                0                75,666          108,723
 Core Equity Fund ..........................      (22,933)          (505,951)               0             2,829,026        2,300,142
 Health Sciences Fund ......................      (30,232)           (40,465)               0               599,197          528,500
 High Yield Fund ...........................      421,046           (608,657)               0             1,404,085        1,216,474
 Financial Services ........................       (9,909)           (36,112)               0               374,642          328,621
 Small Company Growth Fund .................      (11,730)            99,455                0               138,497          226,222
 Total Return Fund .........................       22,060            (74,134)               0               341,547          289,473
Janus Aspen Series :
 Mid Cap Growth Portfolio ..................     (187,193)           144,719                0             3,983,066        3,940,592
 Balanced Portfolio ........................      497,242           (734,081)               0             7,191,332        6,954,493
 Capital Appreciation Portfolio ............     (101,031)        (1,390,415)               0             3,450,956        1,959,510
 Growth Portfolio ..........................     (290,180)        (7,690,886)               0            13,898,652        5,917,586
 Worldwide Growth Portfolio ................      (70,900)        (1,203,645)               0             6,204,858        4,930,313
 International Growth  Portfolio ...........       (9,282)           502,316                0             1,690,093        2,183,127
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio .......................      (33,734)           193,428                0               307,784          467,478
 Large Cap Growth Portfolio ................      (93,479)        (1,000,027)               0             2,843,143        1,749,637
 Mid Cap Portfolio .........................      (91,038)          (246,402)               0             2,207,948        1,870,508
 Select Value Portfolio ....................       36,132           (236,063)               0               626,952          427,021
 Technology &  Communications Portfolio ....     (161,809)        (2,366,023)               0             6,746,493        4,218,661
Strong Funds:
 Mid Cap Growth Fund II ....................      (92,868)        (1,707,750)               0             3,643,343        1,842,725
 Opportunity Fund II........................     (124,987)         1,438,920                0             1,729,911        3,043,844
The Van Kampen Universal Institutional
 Funds, Inc.:
 Emerging Markets Portfolio ................      (13,225)           (72,425)               0               484,048          398,398
 Core Plus Fixed Income Portfolio ..........      (84,396)           143,863                0               432,052          491,519
 Mid Cap Value Portfolio ...................      (72,916)          (313,711)               0             2,188,428        1,801,801
 U.S. Real Estate Portfolio ................     (101,460)            (2,400)               0             2,356,335        2,252,475
 Value Portfolio ...........................      (77,882)          (265,310)               0             1,969,899        1,626,707
Timothy Partners, Ltd.:
 Small-Cap VS ..............................      (63,933)          (175,330)               0             1,829,262        1,589,999
 Conservative Growth Fund VS ...............      (33,508)           (28,334)               0               443,757          381,915
 Strategic Growth Fund VS ..................      (32,700)           (51,718)               0               605,528          521,110
                                              -----------   ----------------    -------------    ------------------  ---------------
                     Totals                   $(1,113,239)  $    (21,378,713)   $           0    $       96,953,286  $    74,461,334
                                              ===========   ================    =============    ==================  ===============
                                                           Charges From Principal Transactions
                                              ---------------------------------------------------------
                                                                        Net Transfers
                                                                          To (From)     Net Increase
                                               Contract                  Subaccounts    in Net Assets
                                               Purchase     Contract      and Fixed     From Principal
                                               Payments    Redemptions     Accounts      Transactions
                                              -----------  -----------  -------------   --------------
Scudder VIT Funds:
 EAFE Equity Index .........................  $   159,975  $   243,914  $   1,316,133   $    1,232,194
 Equity 500 Index ..........................      167,352      172,428       (198,625)        (203,701)
 Small Cap Index ...........................      610,701      329,340      2,826,164        3,107,525
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ....................    1,507,582      903,541        763,227        1,367,268
 Growth and Income Portfolio ...............      740,988      789,670       (299,545)        (348,227)
 Money Market Portfolio ....................    2,072,773   21,489,068      1,921,340      (17,494,955)
 Developing Leaders Portfolio ..............    1,598,501    1,021,888       (319,372)         257,241
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc .....    1,274,148      887,163       (625,222)        (238,237)
 Stock Index Fund ..........................    6,678,548    4,288,827        116,268        2,505,989
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund .............................      113,273       21,610       (158,458)         (66,795)
 Core Equity Fund ..........................    1,385,498    1,415,402       (124,780)        (154,684)
 Health Sciences Fund ......................      875,848      159,914        163,086          879,020
 High Yield Fund ...........................      396,592      637,388      3,756,529        3,515,733
 Financial Services ........................      451,363      135,859         27,922          343,426
 Small Company Growth Fund .................      154,348       76,429       (162,392)         (84,473)
 Total Return Fund .........................      108,013      361,194       (128,158)        (381,339)
Janus Aspen Series :
 Mid Cap Growth Portfolio ..................    2,341,833    1,151,650     (1,086,764)         103,419
 Balanced Portfolio ........................    7,172,271    6,066,457     (1,080,132)          25,682
 Capital Appreciation Portfolio ............    1,645,939      992,023       (992,436)        (338,520)
 Growth Portfolio ..........................    3,588,480    2,225,229     (3,447,831)      (2,084,580)
 Worldwide Growth Portfolio ................    3,418,020    1,893,308     (4,949,811)      (3,425,099)
 International Growth  Portfolio ...........      996,087      577,351       (429,253)         (10,517)
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio .......................      355,089      518,593        213,622           50,118
 Large Cap Growth Portfolio ................    1,168,501      471,848        373,576        1,070,229
 Mid Cap Portfolio .........................    1,671,740      645,730       (398,402)         627,608
 Select Value Portfolio ....................      817,165      272,735       (209,534)         334,896
 Technology & Communications Portfolio .....    2,932,386      889,986       (362,298)       1,680,102
Strong Funds:
 Mid Cap Growth Fund II ....................    1,475,542      813,864        (63,312)         598,366
 Opportunity Fund II........................    1,646,425      966,371      1,037,193        1,717,247
The Van Kampen Universal Institutional
 Funds, Inc.:
 Emerging Markets Portfolio ................      101,901       75,918        (28,869)          (2,886)
 Core Plus Fixed Income Portfolio ..........    2,431,397    2,007,683        361,564          785,278
 Mid Cap Value Portfolio ...................      741,503      401,512        148,684          488,675
 U.S. Real Estate Portfolio ................    1,370,309      585,468        586,559        1,371,400
 Value Portfolio ...........................    1,015,118      589,809        672,621        1,097,930
Timothy Partners, Ltd.:
 Small-Cap VS ..............................      261,978      309,422     (1,081,561)      (1,129,005)
 Conservative Growth Fund VS ...............    1,245,820       28,278        578,923        1,796,465
 Strategic Growth Fund VS ..................      879,070       74,773      1,496,277        2,300,574
                                              -----------  -----------  -------------   --------------
                     Totals                   $55,572,077  $54,491,643  $     212,933   $    1,293,367
                                              ===========  ===========  =============   ==============

                                               Net Increase    Net Assets       Net Assets
                                                (Decrease)     Beginning          End of
                                               in Net Assets    of Year            Year
                                               -------------  ------------      ------------
Scudder VIT Funds:
 EAFE Equity Index .........................   $  1,985,343   $  1,077,393      $  3,062,736
 Equity 500 Index ..........................        131,715      1,447,693         1,579,408
 Small Cap Index ...........................      4,023,184      1,452,829         5,476,013
Dreyfus Variable Investment Fund:
 Appreciation Portfolio ....................      3,208,238      8,552,158        11,760,396
 Growth and Income Portfolio ...............        977,669      5,437,591         6,415,260
 Money Market Portfolio ....................    (17,602,659)    30,874,477        13,271,818
 Developing Leaders Portfolio ..............      2,876,067      8,981,244        11,857,311
Dreyfus Funds:
 Socially Responsible Growth Fund, Inc .....      1,539,246      7,676,210         9,215,456
 Stock Index Fund ..........................     13,940,054     42,391,973        56,332,027
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund .............................         41,928        423,610           465,538
 Core Equity Fund ..........................      2,145,458     11,281,525        13,426,983
 Health Sciences Fund ......................      1,407,520      1,637,469         3,044,989
 High Yield Fund ...........................      4,732,207      4,013,068         8,745,275
 Financial Services ........................        672,047        968,716         1,640,763
 Small Company Growth Fund .................        141,749        943,878         1,085,627
 Total Return Fund .........................        (91,866)     2,144,019         2,052,153
Janus Aspen Series :
 Mid Cap Growth Portfolio ..................      4,044,011     11,845,484        15,889,495
 Balanced Portfolio ........................      6,980,175     55,454,249        62,434,424
 Capital Appreciation Portfolio ............      1,620,990     10,839,585        12,460,575
 Growth Portfolio ..........................      3,833,006     20,809,695        24,642,701
 Worldwide Growth Portfolio ................      1,505,214     23,887,073        25,392,287
 International Growth  Portfolio ...........      2,172,610      6,454,519         8,627,129
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio .......................        517,596      2,108,418         2,626,014
 Large Cap Growth Portfolio ................      2,819,866      5,483,073         8,302,939
 Mid Cap Portfolio .........................      2,498,116      5,746,725         8,244,841
 Select Value Portfolio ....................        761,917      2,590,936         3,352,853
 Technology &  Communications Portfolio ....      5,898,763      9,122,846        15,021,609
Strong Funds:
 Mid Cap Growth Fund II ....................      2,441,091      5,280,240         7,721,331
 Opportunity Fund II........................      4,761,091      7,970,621        12,731,712
The Van Kampen Universal Institutional
 Funds, Inc.:
 Emerging Markets Portfolio ................        395,512        831,875         1,227,387
 Core Plus Fixed Income Portfolio ..........      1,276,797     14,460,077        15,736,874
 Mid Cap Value Portfolio ...................      2,290,476      4,364,569         6,655,045
 U.S. Real Estate Portfolio ................      3,623,875      6,103,020         9,726,895
 Value Portfolio ...........................      2,724,637      4,890,926         7,615,563
Timothy Partners, Ltd.:
 Small-Cap VS ..............................        460,994      4,840,505         5,301,499
 Conservative Growth Fund VS ...............      2,178,380      1,505,269         3,683,649
 Strategic Growth Fund VS ..................      2,821,684      1,340,068         4,161,752
                                               ------------   ------------      ------------
                      Totals                   $ 75,754,701   $335,233,626      $410,988,327
                                               ============   ============      ============


   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B

                       STATEMENT OF CHANGES IN NET ASSETS
                    For the Periods Ended December 31, 2002


                                                                             Changes From Operations
                                                -----------------------------------------------------------------------------------
                                                                 Net Realized                       Net Change             Net
                                                                  Gain (Loss)                     in Unrealized         Increase
                                                                   On Sale of                      Appreciation        (Decrease)
                                                     Net         Investment in      Realized      (Depreciation)         in Net
                                                 Investment        Portfolio         Gain        of Investment in      Assets from
                                                Income (Loss)       Shares        Distribution   Portfolio Shares      Operations
                                                -------------    -------------    ------------   ----------------     -------------
Scudder VIT Funds
 EAFE Equity Index ..........................   $      (8,529)   $      50,643    $          0   $        278,406           320,520
 Equity 500 Index ...........................          (6,075)        (178,771)              0           (279,992)         (464,838)
 Small Cap Index ............................         (23,901)        (788,689)            844             66,675          (745,071)
Dreyfus Variable Investment Fund
 Appreciation Portfolio .....................         (15,720)        (386,594)              0         (1,316,517)       (1,718,831)
 Growth and Income Portfolio ................         (48,192)        (552,535)              0         (1,393,556)       (1,994,283)
 Money Market Portfolio .....................          12,044                0               0                  0            12,044
 Small Cap Portfolio ........................        (123,099)      (4,514,838)              0          2,492,050        (2,145,887)
Dreyfus Funds
 Socially Responsible Growth Fund, Inc.......        (111,667)      (1,145,229)              0         (2,276,166)       (3,533,062)
 Stock Index Fund ...........................          (2,045)       (5290,362)              0         (8,029,083)      (13,321,490)
Invesco Variable Investment Funds, Inc. .....
 Dynamics Fund ..............................          (5,468)        (154,701)              0              8,365          (151,804)
 Core Equity Fund ...........................          17,703         (473,933)              0         (2,463,292)       (2,919,522)
 Health Sciences Fund .......................         (17,886)         (93,918)              0           (265,725)         (377,529)
 High Yield Fund ............................         370,204       (1,035,877)              0            524,453          (141,220)
 Financial Services .........................          (6,589)         (56,635)              0           (123,702)         (186,926)
 Small Company Growth Fund ..................          (5,535)        (120,493)              0            (16,012)         (142,040)
Total Return Fund. ..........................          22,522         (696,897)              0            303,558          (370,817)
Janus Aspan Series
 Aggressive Growth Portfolio ................        (183,564)     (23,031,822)              0         18,470,026        (4,745,360)
 Balanced Portfolio .........................         628,558         (913,231)              0         (4,481,310)       (4,765,983)
 Capital Appreciation Portfolio .............        (100,665)      (2,062,681)              0           (181,702)       (2,345,048)
 Growth Portfolio ...........................        (323,382)      (2,011,842)              0         (5,335,254)       (7,670,478)
 Worldwide Growth Portfolio .................        (141,335)      (5,477,380)              0         (1,999,480)       (7,618,195)
Janus Aspen Select Series:
 International Growth Portfolio .............         (41,836)        (519,810)              0           (246,394)         (808,040)
PBHG Insurance Series Fund, Inc. ............
 Growth II Portfolio ........................         (37,538)      (3,699,000)              0          2,700,026        (1,036,512)
 Large Cap Growth Portfolio .................         (90,387)      (1,359,665)              0         (1,009,082)       (2,459,134)
 Mid Cap Value Portfolio ....................         (64,742)        (204,532)              0           (781,402)       (1,050,676)
 Select Value Portfolio .....................         (11,898)        (456,316)              0           (622,285)       (1,090,499)
 Technology & Communicators Portfolio .......        (162,852)     (23,240,556)              0         13,462,279        (9,941,129)
Strong Funds:
 Mid Cap Growth Fund II .....................         (91,542)      (5,688,008)              0          2,362,538        (3,417,012)
 Opportunity Fund II ........................         (92,229)      (4,863,009)        163,563          1,514,167        (3,277,508)
The Universal Institutional Funds. Inc:
 Emerging Markets Portfolio .................         (13,999)        (295,079)              0            204,966          (104,112)
 Core Plus Fixed Income Portfolio ...........         338,272          205,117         132,139             29,564           705,092
 Mid Cap Growth Portfolio ...................         (68,049)        (196,113)              0         (1,510,870)       (1,775,032)
 U.S. Real Estate Portfolio .................         117,573          209,824         137,765           (715,967)         (250,805)
 Value Portfolio ............................         (19,009)        (303,967)              0         (1,245,616)       (1,568,592)
Timothy Partners, Ltd.
 Small Cap VS ...............................         (78,144)         (53,144)         36,678         (1,112,996)       (1,207,606)
 Conservative Growth Fund VS (*) ............          (5,907)         (20,745)            332            (87,349)         (113,669)
 Strategic Growth Fund VS(*) ...............          (6,381)          (2,708)              0            (75,201)          (84,290)
                                                -------------    -------------    ------------   ----------------     -------------
       Total                                    $    (401,289)   $ (89,423,496)   $    471,321   $      6,848,120     $ (82,505,344)
                                                =============    =============    ============   ================     =============



                                                           Changes From Principal Transactions
                                                -------------------------------------------------------------
                                                                               Net Transfer     Net Increase
                                                                                 To (From)         in Net
                                                  Contract                      Sub accounts       Assets
                                                  Purchase        Contract       And Fixed     From principal
                                                  Payments      Redemptions      Accounts       Transactions
                                                ------------    -----------    ------------    --------------
Scudder VIT Funds
 EAFE Equity Index ..........................   $    167,915       $274,042    $    127,673    $       21,546
 Equity 500 Index ...........................        228,737        246,511         (78,339)          (96,113)
 Small Cap Index ............................        345,037        478,310         624,904           491,631
Dreyfus Variable Investment Fund
 Appreciation Portfolio .....................      1,689,512        645,308         165,898         1,210,102
 Growth and Income Portfolio ................      1,003,769        724,516        (256,720)           22,533
 Money Market Portfolio .....................     31,954,792     17,304,521      (4,451,490)       10,198,781
 Small Cap Portfolio ........................      2,105,091        864,174       1,113,983         2,354,900
Dreyfus Funds
 Socially Responsible Growth Fund, Inc.......      1,882,530        962,625      (1,825,229)         (905,324)
 Stock Index Fund ...........................      8,914,563      3,626,247        (900,165)        4,388,151
Invesco Variable Investment Funds, Inc. .....
 Dynamics Fund ..............................         65,504         11,457        (231,118)         (177,071)
 Core Equity Fund ...........................      2,200,362      1,540,429      (1,818,412)       (1,158,479)
 Health Sciences Fund .......................        913,022         82,271         562,060         1,392,811
 High Yield Fund ............................        506,286        454,569        (514,586)         (462,869)
 Financial Services .........................        363,050        103,793         197,363           456,620
 Small Company Growth Fund ..................        227,048         30,367          644,184          840,865
Total Return Fund. ..........................        184,646      1,051,464        (339,087)       (1,205,905)
Janus Aspan Series
 Aggressive Growth Portfolio ................      3,548,507        863,002      (1,700,277)          985,228
 Balanced Portfolio .........................      9,039,365      4,851,377      (1,759,519)        2,428,469
 Capital Appreciation Portfolio .............      2,527,095      1,179,633      (2,000,704)         (653,242)
 Growth Portfolio ...........................      4,755,887      2,038,010      (1,313,681)        1,404,196
 Worldwide Growth Portfolio .................      4,852,283      1,966,466      (2,672,939)          212,878
Janus Aspen Select Series:
 International Growth Portfolio .............      2,188,956        561,632      (3,058,823)       (1,431,499)
PBHG Insurance Series Fund, Inc. ............
 Growth II Portfolio ........................        619,391        294,285        (546,518)         (221,412)
 Large Cap Growth Portfolio .................      1,582,175        578,158      (1,064,051)          (60,034)
 Mid Cap Value Portfolio ....................      1,788,970        422,223       3,154,576         4,521,323
 Select Value Portfolio .....................        983,861        221,260         294,464         1,057,065
 Technology & Communicators Portfolio .......      4,363,436        938,917      (1,165,658)        2,258,861
Strong Funds:
 Mid Cap Growth Fund II .....................      1,578,372        585,966        (832,488)          159,918
 Opportunity Fund II ........................      2,030,084        848,647        (359,504)          821,933
The Universal Institutional Funds. Inc:. ....
 Emerging Markets Portfolio .................        148,648        127,823         (85,936)          (65,111)
 Core Plus Fixed Income Portfolio ...........      2,904,793      1,769,617       3,520,700         4,655,876
 Mid Cap Growth Portfolio ...................      1,143,910        642,812         290,287           791,385
 U.S. Real Estate Portfolio .................      1,227,633        861,286       2,429,985         2,796,332
 Value Portfolio ............................      1,484,919        500,061         640,031         1,624,889
Timothy Partners, Ltd.
 Small Cap VS ...............................      1,387,452        527,787          72,263           931,928
 Conservative Growth Fund VS (*) ............      1,047,137         30,966         602,767         1,618,938
 Strategic Growth Fund VS (*) ...............        441,990          5,895         988,263         1,424,358
                                                ------------    -----------    ------------    --------------
Total                                           $102,396,728    $48,216,427    $(11,545,843)   $   42,634,458
                                                ============    ===========    ============    ==============



                                                    Net
                                                  Increase
                                                 (Decrease)       Net Assets     Net Assets
                                                   in Net          Beginning        End
                                                   Assets          of Period      of Period
                                                ------------     ------------   ------------
Scudder VIT Funds
 EAFE Equity Index ..........................   $    342,066     $    735,327      1,077,393
 Equity 500 Index ...........................       (560,951)       2,008,644      1,447,693
 Small Cap Index ............................       (253,440)       1,706,269      1,452,829
Dreyfus Variable Investment Fund
 Appreciation Portfolio .....................       (508,729)       9,060,887      8,552,158
 Growth and Income Portfolio ................     (1,971,750)       7,409,341      5,437,591
 Money Market Portfolio .....................     10,210,825       20,663,652     30,874,477
 Small Cap Portfolio ........................        209,013        8,772,231      8,981,244
Dreyfus Funds
 Socially Responsible Growth Fund, Inc.......     (4,438,386)      12,114,596      7,676,210
 Stock Index Fund ...........................     (8,933,339)      51,325,312     42,391,973
Invesco Variable Investment Funds, Inc. .....
 Dynamics Fund ..............................       (328,875)         752,485        423,610
 Core Equity Fund ...........................     (4,078,001)      15,359,526     11,281,525
 Health Sciences Fund .......................      1,015,282          622,187      1,637,469
 High Yield Fund ............................       (604,089)       4,617,157      4,013,068
 Financial Services .........................        269,694          699,022        968,716
 Small Company Growth Fund ..................        698,825          245,053        943,878
Total Return Fund. ..........................     (1,576,722)       3,720,741      2,144,019
Janus Aspan Series
 Aggressive Growth Portfolio ................     (3,760,132)      15,605,616     11,845,484
 Balanced Portfolio .........................     (2,337,514)      57,791,763     55,454,249
 Capital Appreciation Portfolio .............     (2,998,290)      13,837,875     10,839,585
 Growth Portfolio ...........................     (6,266,282)      27,075,977     20,809,695
 Worldwide Growth Portfolio .................     (7,405,317)      31,292,390     23,887,073
Janus Aspen Select Series:
 International Growth Portfolio .............     (2,239,539)       8,694,058      6,454,519
PBHG Insurance Series Fund, Inc. ............
 Growth II Portfolio ........................     (1,257,924)       3,366,342      2,108,418
 Large Cap Growth Portfolio .................     (2,519,168)       8,002,241      5,483,073
 Mid Cap Value Portfolio ....................      3,470,647        2,276,078      5,746,725
 Select Value Portfolio .....................        (33,434)       2,624,370      2,590,936
 Technology & Communicators Portfolio .......     (7,682,268)      16,805,114      9,122,846
Strong Funds:
 Mid Cap Growth Fund II......................     (3,257,094)       8,537,334      5.280.240
 Opportunity Fund II.........................     (2,455,575)      10,426,196      7,970,621
The Universal Institutional Funds. Inc:. ....
 Emerging Markets Portfolio .................       (169,223)       1,001,098        831,875
 Core Plus Fixed Income Portfolio ...........      5,360,968        9,099,109     14,460,077
 Mid Cap Growth Portfolio ...................       (983,647)       5,348,216      4,364,569
 U.S. Real Estate Portfolio .................      2,545,527        3,557,493      6,103,020
 Value Portfolio ............................         56,297        4,834,629      4,890,926
Timothy Partners, Ltd.
 Small Cap VS ...............................       (275,678)       5,116,183      4,840,505
 Conservative Growth Fund VS (*) ............      1,505,269                0      1,505,269
 Strategic Growth Fund VS (*) ..............       1,340,068                0      1,340,068
                                                ------------     ------------   ------------
Total                                           $(39,870,886)    $375,104,512   $335,233,626
                                                ============     ============   ============


     The accompanying notes are an integral part of these financial statements.

Note Year ended unless otherwise noted

(*) Period for May 1, 2002 (commencement of operations) to December 31, 2002

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

(1)      GENERAL

         Annuity Investors Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

         Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

         At December 31, 2003, the following investment options were available:

                  SCUDDER VIT FUNDS:

                       -   EAFE Equity Index

                       -   Equity 500 Index

                       -   Small Cap Index

                  THE DREYFUS VARIABLE INVESTMENT FUND:

                       -   Appreciation Portfolio

                       -   Growth and Income Portfolio

                       -   Money Market Portfolio

                       -   Developing Leaders Portfolio

                  DREYFUS FUNDS:

                       -   Socially Responsible Growth Fund, Inc.

                       -   Stock Index Fund

                  INVESCO VARIABLE INVESTMENT FUNDS, INC.:

                       -   Dynamics Fund

                       -   Core Equity Fund

                       -   Health Sciences Fund

                       -   High Yield Fund

                       -   Financial Services Fund

                       -   Small Company Growth Fund

                       -   Total Return Fund

                  JANUS ASPEN SERIES:

                       -   Mid Cap Growth Portfolio

                       -   Balanced Portfolio

                       -   Capital Appreciation Portfolio

                       -   Growth Portfolio

                       -   Worldwide Growth Portfolio

                       -   International Growth Portfolio

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

                  PBHG INSURANCE SERIES FUND, INC.:

                       -   Growth II Portfolio

                       -   Large Cap Growth Portfolio

                       -   Mid Cap Portfolio

                       -   Select Value Portfolio

                       -   Technology & Communications Portfolio

                  STRONG FUNDS:

                       -   Mid Cap Growth Fund II

                       -   Opportunity Fund II

                  THE VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS, INC.:

                       -   Emerging Markets Portfolio

                       -   Core Plus Fixed Income Portfolio

                       -   Mid Cap Value Portfolio

                       -   U.S. Real Estate Portfolio

                       -   Value Portfolio

                  TIMOTHY PARTNERS, LTD.:

                       -   Small-Cap VS

                       -   Conservative Growth VS

                       -   Strategic Growth VS

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION

         The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

         Certain reclassifications have been made to the prior year financial statements to conform to the current year presentation.

         INVESTMENTS

         Investments are valued using the net asset value of the respective portfolios, which value their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-distribution date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

         Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

         FEDERAL INCOME TAXES

         No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

         NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT HOLDERS

         The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
         (loss) and unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(3)      PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

         The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the year ended December 31, 2003 are as follows:

                                                                    2003
                                                        -----------------------------
                                                           Cost of         Proceeds
                                                          Purchases       from Sales
                                                        -------------   -------------
Scudder VIT Funds:
  EAFE Equity Index                                     $  17,710,748   $  16,420,007
  Equity 500 Index                                            159,832         365,988
  Small Cap Index                                           3,930,427         845,130
Dreyfus Variable Investment Fund:
  Appreciation Portfolio                                    4,172,858       2,791,895
  Growth and Income Portfolio                               1,380,086       1,760,355
  Money Market Portfolio                                  187,503,592     205,106,252
  Developing Leaders Portfolio                             65,717,289      65,599,992
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc                       695,417       1,035,211
  Stock Index Fund                                          9,865,514       7,299,240
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund                                             1,147,305       1,219,093
  Equity Income Fund                                        1,467,826       1,645,443
  Health Sciences Fund                                      1,134,739         285,951
  High Yield Fund                                           5,800,376       1,863,597
  Financial Services Fund                                     773,345         439,830
  Small Cap Growth Fund                                     8,976,280       9,072,483
  Total Return Fund                                           204,961         564,238
Janus Aspen Series:
  Mid Cap Growth Portfolio                                  1,091,711       1,175,483
  Balanced Portfolio                                        5,792,403       5,269,478
  Capital Appreciation Portfolio                              955,176       1,394,727
  Growth Portfolio                                          4,283,640       6,658,399
  Worldwide Growth Portfolio                               28,707,134      32,203,134
  International Growth Portfolio                           26,737,375      26,757,174
PBHG Insurance Series Fund, Inc.:
  Growth II Portfolio                                      10,411,698      10,395,313
  Large Cap Growth Portfolio                                1,849,998         873,249
  Mid Cap Portfolio                                         2,684,594       2,148,024
  Select Value Portfolio                                    1,081,765         710,736
  Technology & Communications Portfolio                     4,697,647       3,179,352
Strong Funds:
  Mid Cap Growth Fund II                                   12,133,751      11,628,254
  Opportunity Fund II                                      15,364,832      13,772,572
The Van Kampen Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio                                   68,580          84,692
  Core Plus Fixed Income Portfolio                          3,923,050       3,222,169
  Mid Cap Value Portfolio                                   1,202,912         787,156
  U.S. Real Estate Portfolio                                2,413,320       1,143,379
  Value Portfolio                                           1,837,930         817,883
Timothy Partners, Ltd.:
  Small-Cap VS                                                259,417       1,452,354
  Conservative Growth VS                                    2,027,117         264,162
  Strategic Growth VS                                       2,562,874         294,998
                                                        -------------   -------------

       Total                                            $ 440,727,519   $ 440,547,393
                                                        =============   =============

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(4)      DEDUCTIONS AND EXPENSES

         Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

         The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

         The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2003:

1.65% Series Contracts       $        231
1.50% Series Contracts             12,806
1.40% Series Contracts          4,845,281
1.25% Series Contracts             15,110
1.10% Series Contracts             21,831
0.95% Series Contracts                486
0.90% Series Contracts             25,156
0.75% Series Contracts              4,221
                             ------------

                             $  4,925,122
                             ============

         Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

         In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $733,574 for the year ended December 31, 2003.

(5)      OTHER TRANSACTIONS WITH AFFILIATES

         Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 2003

(6)      CHANGES IN UNITS OUTSTANDING


                                                                        Units                                            Units
                                                                     Outstanding        Units            Units        outstanding
                                                                      12/31//02       Purchased         Redeemed       12/31/03
                                                                   --------------  ---------------  ---------------  --------------
Scudder VIT Funds:
  EAFE Equity Index - 1.50% series contract .....................          22.891           41.734            0.639          63.986
  EAFE Equity Index - 1.40% series contract .....................     187,535.206    8,426,851.115    8,204,096.170     410,290.151
  EAFE Equity Index - 1.10% series contract .....................         687.621          353.659            0.000       1,041.280
  EAFE Equity Index - 0.95% series contract .....................       1,800.556            0.000        1,740.805          59.751
  EAFE Equity Index - 0.90% series contract .....................         791.144          325.418            0.000       1,116.562
  Equity 500 Index - 1.40% series contract ......................     220,814.702       27,460.383       58,295.177     189,979.908
  Equity 500 Index - 1.10% series contract ......................       2,727.390        1,032.820        1,717.353       2,042.857
  Equity 500 Index - 0.95% series contract ......................         179.116            0.000            9.312         169.804
  Equity 500 Index - 0.90% series contract ......................       1,614.188          669.271            0.000       2,283.459
  Small Cap Index - 1.50% series contract .......................         127.264            0.000            0.200         127.064
  Small Cap Index - 1.40% series contract .......................     165,980.862    1,897,347.413    1,629,087.445     434,240.830
  Small Cap Index - 1.25% series contract .......................          78.204          688.158          152.500         613.862
  Small Cap Index - 1.10% series contract .......................           0.000            8.778            0.000           8.778
  Small Cap Index - 0.95% series contract .......................           4.364          144.903            4.360         144.907
  Small Cap Index - 0.90% series contract .......................       1,015.061          622.687            0.000       1,637.748
  Small Cap Index - 0.75% series contract .......................         268.850          128.576           27.311         370.115
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - 1.50% series contract ................       2,136.034          706.018           98.683       2,743.369
  Appreciation Portfolio - 1.40% series contract ................     821,738.414      456,695.137      342,407.916     936,025.635
  Appreciation Portfolio - 1.25% series contract ................         172.414       10,842.144          753.618      10,260.940
  Appreciation Portfolio - 1.10% series contract ................       6,651.281        3,237.030        1,432.798       8,455.513
  Appreciation Portfolio - 0.95% series contract ................         150.958            0.000            0.000         150.958
  Appreciation Portfolio - 0.90% series contract ................       2,343.298          579.823            0.000       2,923.121
  Appreciation Portfolio - 0.75% series contract ................         404.810          234.874            2.134         637.550
  Growth and Income Portfolio - 1.50% series contract ...........          16.060           20.797            0.287          36.570
  Growth and Income Portfolio - 1.40% series contract ...........     633,983.863      218,423.546      257,553.269     594,854.140
  Growth and Income Portfolio - 1.25% series contract ...........       8,651.943        1,675.094          160.893      10,166.144
  Growth and Income Portfolio - 1.10% series contract ...........       2,655.811        1,728.426           39.716       4,344.521
  Growth and Income Portfolio - 0.90% series contract ...........         780.152          238.392            0.000       1,018.544
  Growth and Income Portfolio - 0.75% series contract ...........       1,380.154          353.481           50.531       1,683.104
  Money Market Portfolio - 1.50% series contract ................       3,512.734          262.659        1,234.465       2,540.928
  Money Market Portfolio - 1.40% series contract ................  26,597,370.970  265,254,653.776  280,453,195.809  11,398,828.937
  Money Market Portfolio - 1.25% series contract ................          54.380           87.983            0.000         142.363
  Money Market Portfolio - 1.10% series contract ................      23,476.567        5,142.513       19,578.207       9,040.873
  Money Market Portfolio - 0.90% series contract ................     126,326.727       18,007.380       10,493.179     133,840.928
  Money Market Portfolio - 0.75% series contract ................      13,181.025       23,769.874        6,407.725      30,543.174
  Developing Leaders Portfolio - 1.50% series contract ..........       1,414.885           88.125            2.310       1,500.700
  Developing Leaders Portfolio - 1.40% series contract ..........     887,931.962   11,616,823.836   11,606,271.247     898,484.551
  Developing Leaders Portfolio - 1.25% series contract ..........       5,837.045         2,824.34        3,339.252       5,322.133
  Developing Leaders Portfolio - 1.10% series contract ..........       5,581.765        3,790.364          123.061       9,249.068
  Developing Leaders Portfolio - 0.95% series contract ..........         471.199           54.218           34.212         491.205
  Developing Leaders Portfolio - 0.90% series contract ..........       5,490.189         1,073.13          787.462       5,775.857
  Developing Leaders Portfolio - 0.75% series contract ..........       2,066.318          858.516           62.920       2,861.914
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. - 1.50% series
   contract .....................................................         576.445            0.000            1.494         574.951
  Socially Responsible Growth Fund, Inc. - 1.40% series
   contract .....................................................     960,232.146      164,261.804      199,227.319     925,266.631
  Socially Responsible Growth Fund, Inc. - 1.10% series
   contract .....................................................       3,420.290        1,949.984          554.675       4,815.599
  Socially Responsible Growth Fund, Inc. - 0.90% series
   contract .....................................................       3,843.678          489.322            0.000       4,333.000
  Socially Responsible Growth Fund, Inc. - 0.75% series
   contract .....................................................         625.579          374.445           31.350         968.674
  Stock Index Fund - 1.65% series contract ......................          95.159           81.669            0.934         175.894
  Stock Index Fund - 1.50% series contract ......................      10,366.380          815.626          554.188      10,627.818
  Stock Index Fund - 1.40% series contract ......................   4,454,143.840    1,460,803.731    1,244,696.547   4,670,251.024
  Stock Index Fund - 1.25% series contract ......................         209.774        2,975.121          224.106       2,960.789
  Stock Index Fund - 1.10% series contract ......................       6,861.288        3,518.171        1,375.620       9,003.839
  Stock Index Fund - 0.95% series contract ......................       3,171.095          146.311        2,636.890         680.516
  Stock Index Fund - 0.90% series contract ......................      67,021.625        7,518.017        1,140.107      73,399.535
  Stock Index Fund - 0.75% series contract ......................       5,807.305        1,936.043          108.190       7,635.158
Invesco Variable Investment Funds, Inc.:
  Dynamics Fund - 1.50% series contract .........................          24.686           40.634            0.662          64.658
  Dynamics Fund - 1.40% series contract .........................      78,143.205      202,207.680      217,264.553      63,086.332
  Dynamics Fund - 0.90% series contract .........................           0.000            7.139            0.000           7.139
  Dynamics Fund - 0.75% series contract .........................          18.335           38.873            0.000          57.208
  Core Equity Fund - 1.50% series contract ......................       2,347.721          812.096          202.217       2,957.600
  Core Equity Fund - 1.40% series contract ......................   1,100,758.403      224,463.258      245,657.341   1,079,564.320
  core Equity Fund - 1.25% series contract ......................           4.084        1,019.101            0.000       1,023.185
  Core Equity Fund - 1.10% series contact .......................       5,632.301        2,309.480          231.122       7,710.659
  Core Equity Fund - 0.90% series contract ......................       1,016.232          233.726            0.000       1,249.958
  Core Equity Fund - 0.75% series contract ......................          73.842           64.389            0.000         138.231
  Health Sciences Fund - 1.50% series contract ..................       1,503.619            0.000            0.488       1,503.131
  Health Sciences Fund - 1.40% series contract ..................     210,450.701      163,875.475       62,783.952     311,542.224
  Health Sciences Fund - 1.10% series contract ..................         203.656          473.071          123.836         552.891
  Health Sciences Fund - 0.95% series contract ..................           0.000          179.965            0.000         179.965
  Health Sciences Fund - 0.90% series contract ..................       1,160.526          165.344            0.000       1,325.870
  Health Sciences Fund - 0.75% series contract ..................       2,641.906          908.395            3.955       3,546.346

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(6)      CHANGES IN UNITS OUTSTANDING


                                                                        Units                                           Units
                                                                     Outstanding        Units           Units        Outstanding
                                                                       12/31/02       Purchased       Redeemed        12/31/03
                                                                    -------------   -------------   -------------   -------------
Invesco Variable Investment Funds, Inc.
   High Yield Fund - 1.50% series contract......................          983.299         759.209         532.452       1,210.056
   High Yield Fund - 1.40% series contract......................      488,086.809     639,182.149     268,047.035     859,221.923
   High Yield Fund - 1.25% series contract......................           21.978       5,035.213          68.214       4,988.977
   High Yield Fund - 1.10% series contract......................          169.835          19.323           1.098         188.060
   High Yield Fund - 0.95% series contract......................            0.001           0.000           0.000           0.001
   High Yield Fund - 0.90% series contract......................          653.397         182.380          80.212         755.565
   High Yield Fund - 0.75% series contract......................          367.999         219.843           0.808         587.034
   Financial Services Fund - 1.50% series contract..............          876.437          10.769          10.770         876.436
   Financial Services Fund - 1.40% series contract..............      118,822.635      98,004.591      59,765.665     157,061.561
   Financial Services Fund - 1.25% series contract..............            3.808         621.382          24.369         600.821
   Financial Services Fund - 1.10% series contract..............            0.000          38.751           0.000          38.751
   Financial Services Fund - 0.75% series contract..............          331.521         175.778           0.536         506.763
   Small Company Growth Fund - 1.50% series contract............           27.131          36.496           0.419          63.208
   Small Company Growth Fund - 1.40% series contract............      155,173.901   2,021,064.625   2,044,931.579     131,306.947
   Small Company Growth Fund - 1.25% series contract............           55.942       3,870.010         556.829       3,369.123
   Small Company Growth Fund - 1.10% series contract............            0.000          34.809           0.000          34.809
   Small Company Growth Fund - 0.90% series contract............            0.000           1.635           0.000           1.635
   Small Company Growth Fund - 0.75% series contract............        1,926.298         692.400          47.675       2,571.023
   Total Return Fund - 1.40% series contract....................      232,581.391      20,829.708      63,623.405     189,787.694
   Total Return Fund - 1.10% series contract....................        6,257.636       2,370.780         338.175       8,290.241
Janus Aspen Series:
   Mid Cap Growth Portfolio - 1.50% series contract.............        2,939.253          77.737         277.174       2,739.816
   Mid Cap Growth Portfolio - 1.40% series contract.............    1,290,667.557     753,528.040     752,642.497   1,291,553.100
   Mid Cap Growth Portfolio - 1.10% series contract.............       14,073.466       8,250.723       1,298.900      21,025.289
   Mid Cap Growth Portfolio - 0.95% series contract.............          856.311          19.794         657.327         218.778
   Mid Cap Growth Portfolio - 0.90% series contract.............        7,684.759       1,986.003           0.000       9,670.762
   Mid Cap Growth Portfolio - 0.75% series contract.............          472.925         175.397          35.965         612.357
   Balanced Portfolio - 1.65% series contract...................          715.911         234.888           2.695         948.104
   Balanced Portfolio - 1.50% series contract...................        9,029.715       1,364.990         195.859      10,198.846
   Balanced Portfolio - 1.40% series contract...................    3,702,620.254     733,328.729     750,873.583   3,685,075.400
   Balanced Portfolio - 1.25% series contract...................        9,113.219      16,781.627         722.240      25,172.606
   Balanced Portfolio - 1.10% series contract...................       13,120.266       6,537.390         587.895      19,069.761
   Balanced Portfolio - 0.95% series contract...................        1,282.216           0.000       1,110.328         171.888
   Balanced Portfolio - 0.90% series contract...................       53,841.269       2,937.091         938.604      55,839.756
   Balanced Portfolio - 0.75% series contract...................        1,579.653         607.793          33.065       2,154.381
   Capital Appreciation Portfolio.- 1.50% series contract.......        6,699.916         657.624       1,005.222       6,352.318
   Capital Appreciation Portfolio.- 1.40% series contract.......    1,548,077.357     291,726.858     356,082.287   1,483,721.928
   Capital Appreciation Portfolio.- 1.25% series contract.......          204.741       7,089.127         532.698       6,761.170
   Capital Appreciation Portfolio.- 1.10% series contract.......        7,637.061       4,411.848         513.645      11,535.264
   Capital Appreciation Portfolio.- 0.95% series contract.......        1,816.324          31.948       1,507.523         340.749
   Capital Appreciation Portfolio.- 0.90% series contract.......       12,880.523       2,351.425          61.223      15,170.725
   Capital Appreciation Portfolio.- 0.75% series contract.......        2,582.245       1,096.609           5.604       3,673.250
   Growth Portfolio - 1.50% series contract.....................        3,725.518          89.578         294.279       3,520.817
   Growth Portfolio - 1.40% series contract.....................    2,338,003.425     775,311.615     995,675.580   2,117,639.460
   Growth Portfolio - 1.25% series contract.....................           30.710       5,556.782          55.796       5,531.696
   Growth Portfolio - 1.10% series contract.....................       12,164.934       5,986.620         533.714      17,617.840
   Growth Portfolio - 0.95% series contract.....................          128.720           0.000           0.000         128.720
   Growth Portfolio - 0.90% series contract.....................        5,335.350       1,430.279           0.000       6,765.629
   Growth Portfolio - 0.75% series contract.....................        1,647.960         690.455          41.040       2,297.375
   Worldwide Growth Portfolio - 1.50% series contract...........        2,621.610         318.196         129.883       2,809.923
   Worldwide Growth Portfolio - 1.40% series contract...........    2,438,561.261   3,620,930.541   3,959,936.571   2,099,555.231
   Worldwide Growth Portfolio - 1.25% series contract...........       10,530.938       11,079.57       4,401.564      17,208.944
   Worldwide Growth Portfolio - 1.10% series contract...........       10,650.649       4,910.555       1,096.662      14,464.542
   Worldwide Growth Portfolio - 0.95% series contract...........        2,191.502           0.001       1,914.392         277.111
   Worldwide Growth Portfolio - 0.90% series contract...........       39,742.411       7,409.481       1,007.626      46,144.266
   Worldwide Growth Portfolio - 0.75% series contract...........        1,573.229         634.136          37.494       2,169.871
   International Growth Portfolio.- 1.50% series contract.......        1,063.812         300.042         179.194       1,184.660
   International Growth Portfolio.- 1.40% series contract.......      678,787.112   3,166,908.744   3,175,906.659     669,789.197
   International Growth Portfolio.- 1.25% series contract.......           78.508       9,918.259         595.801       9,400.966
   International Growth Portfolio.- 1.10% series contract.......       11,468.866        5,585.77       1,666.516      15,388.121
   International Growth Portfolio.- 0.90% series contract.......        1,312.902         549.305           0.000       1,862.207
PBHG Insurance Series Fund, Inc:
   Growth II Portfolio - 1.50% series contract..................          518.350         546.969          43.701       1,021.618
   Growth II Portfolio - 1.40% series contract..................      317,797.743   1,811,281.543   1,811,259.063     317,820.223
   Growth II Portfolio - 1.10% series contract..................        1,611.620         983.957         468.231       2,127.346
   Growth II Portfolio - 0.95% series contract..................          100.503          26.711          17.664         109.550
   Growth II Portfolio - 0.90% series contract..................        1,089.181         444.946           0.000       1,534.127
   Growth II Portfolio - 0.75% series contract..................           31.573          33.341          39.939          24.975
   Large Cap Growth Portfolio - 1.65% series contract...........           79.780          70.405           0.793         149.392
   Large Cap Growth Portfolio - 1.50% series contract...........        1,431.428         284.019       1,056.186         659.261
   Large Cap Growth Portfolio - 1.40% series contract...........      529,410.520     219,969.050     131,917.807     617,461.763
   Large Cap Growth Portfolio - 1.25% series contract...........           25.303       2,319.409          48.490       2,296.222
   Large Cap Growth Portfolio - 1.10% series contract...........        3,680.982       2,118.496         201.720       5,597.758
   Large Cap Growth Portfolio - 0.95% series contract...........           46.839         298.567           0.000         345.406
   Large Cup Growth Portfolio - 0.90% series contract...........        1,820.584         634.511       1,145.785       1,309.310
   Large Cap Growth Portfolio - 0.75% series contract...........        1,296.404         638.531           2.385       1,932.550
   Mid Cap Portfolio - 1.50% series contract....................        3,058.963         853.197           1.881       3,910.279
   Mid Cap Portfolio - 1.40% series contract....................      690,961.567      410,743.75     359,771.997     741,933.320
   Mid Cap Portfolio - 1.25% series contract....................        6,013.902       8,976.463       4,643.253      10,347.112
   Mid Cap Portfolio - 1.10% series contract....................        1,544.221       1,739.335         231.551       3,052.005
   Mid Cap Portfolio - 0.90% series contract....................        6,032.373         407.133           0.000       6,439.506
   Mid Cap Portfolio - 0.75% series contract....................        3,381.249         935.018           4.876       4,311.391

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(6)      CHANGES IN UNITS OUTSTANDING


                                                                       Units                                              Units
                                                                    Outstanding         Units            Units         Outstanding
                                                                      12/31/02        Purchased         Redeemed         12/31/03
                                                                      --------        ---------         --------         --------
PBHG Insurance Series Fund, Inc:
  Select Value Portfolio - 1.50% series contract ..............          580.828          440.551            2.609        1,018.770
  Select Value Portfolio - 1.40% series contract ..............      379,523.798      172,290.531      149,667.066      402,147.263
  Select Value Portfolio - 1.25% series contract ..............          120.028       18,658.715        1,015.717       17,763.026
  Select Value Portfolio - 1.10% series contract ..............          574.544          217.451          360.456          431.539
  Select Value Portfolio - 0.90% series contract ..............            7.248           27.444            0.000           34.692
  Select Value Portfolio - 0.75% series contract ..............        2,664.127        1,261.630           53.896        3,871.861
  Technology & Communications Portfolio - 1.50%
  series contract .............................................          976.906           62.462           19.720        1,019.648
  Technology & Communications Portfolio - 1.40%
  series contract .............................................    1,894,838.669    1,331,328.694    1,057,123.757    2,169,043.606
  Technology & Communications Portfolio - 1.10%
  series contract .............................................       13,520.388        8,602.762        2,862.407       19,260.743
  Technology & Communications Portfolio - 0.95%
  series contract .............................................        1,227.788          567.913        1,081.608          714.093
  Technology & Communications Portfolio - 0.90%
  series contract .............................................       11,503.812        5,764.848           20.009       17,248.651
  Technology & Communications Portfolio - 0.75%
  series contract .............................................        1,510.593          893.846          109.171        2,295.268
Strong Funds:
  Mid Cap Growth Fund II - 1.50% series contract ..............          266.028           14.207          241.587           38.648
  Mid Cap Growth Fund II - 1.40% series contract ..............      569,056.186    1,596,851.479    1,539,869.154      626,038.511
  Mid Cap Growth Fund II - 1.25% series contract ..............            0.000           20.835            0.000           20.835
  Mid Cap Growth Fund II - 1.10% series contract ..............        3,337.079        2,163.833          239.159        5,261.753
  Mid Cap Growth Fund II - 0.95% series contract ..............          797.623            0.000          772.600           25.023
  Mid Cap Growth Fund II - 0.90% series contract ..............       14,370.240        3,032.071           37.786       17,364.525
  Mid Cap Growth Fund II - 0.75% series contract ..............        3,459.269        1,480.850           39.676        4,900.443
  Opportunity Fund II - 1.50% series contract .................        4,721.368          901.434          404.892        5,217.910
  Opportunity Fund II - 1.40% series contract .................      666,398.705    1,395,865.899    1,275,665.403      786,599.201
  Opportunity Fund II - 1.25% series contract .................          202.855        1,904.309           19.147        2,088.017
  Opportunity Fund II - 1.10% series contract .................        2,980.451        1,171.879          593.790        3,558.540
  Opportunity Fund II - 0.95% series contract .................           14.922          110.463            3.149          122.236
  Opportunity Fund II - 0.90% series contract .................       15,221.881        1,214.940           54.587       16,382.234
  Opportunity Fund II - 0.75% series contract .................        6,056.793        2,501.650           65.104        8,493.339
The Van Kampen Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio - 1.40% series contract ..........      143,900.933       15,800.158       16,699.396      143,001.695
  Emerging Markets Portfolio - 1.10% series contract ..........        1,629.643          607.344           83.733        2,153.254
  Emerging Markets Portfolio - 0.95% series contract ..........            2.142            0.000            2.140            0.002
  Emerging Markets Portfolio - 0.90% series contract ..........          804.844          205.226            0.000        1,010.070
  Core Plus Fixed Income Portfolio - 1.50% series contract ....        4,148.255          166.952          310.817        4,004.390
  Core Plus Fixed Income Portfolio - 1.40% series contract ....    1,065,387.210      436,681.903      390,568.253    1,111,500.860
  Core Plus Fixed Income Portfolio - 1.25% series contract ....        1,851.193        10,353.38        1,132.135       11,072.438
  Core Plus Fixed Income Portfolio - 1.10% series contract ....        3,834.895        2,415.017          350.644        5,899.268
  Core Plus Fixed Income Portfolio - 0.90% series contract ....            0.000        1,753.649            0.000        1,753.649
  Core Plus Fixed Income Portfolio - 0.75% series contract ....        1,029.422          445.268           78.546         1396.144
  Mid Cap Value Portfolio - 1.50% series contract .............        1,481.185            0.000            0.213        1,480.972
  Mid Cap Value Portfolio - 1.40% series contract .............      383,714.571      128,916.508       95,278.206      417,352.873
  Mid Cap Value Portfolio - 1.25% series contract .............           52.729          829.987            0.000          882.716
  Mid Cap Value Portfolio - 1.10% series contract .............        3,089.661        1,602.063          763.741        3,927.983
  Mid Cap Value Portfolio - 0.95% series contract .............           28.150          113.078           28.148          113.080
  Mid Cap Value Portfolio - 0.90% series contract .............        2,938.407          597.455            0.000        3,535.862
  Mid Cap Value Portfolio - 0.75% series contract .............          957.992          588.513           28.248        1,518.257
  U.S. Real Estate Portfolio - 1.50% series contract ..........        1,071.599            6.439          119.277          958.761
  U.S. Real Estate Portfolio - 1.40% series contract ..........      469,712.672      223,796.755      143,582.391      549,927.036
  U.S. Real Estate Portfolio - 1.25% series contract ..........          116.127          851.355           23.145          944.337
  U.S. Real Estate Portfolio - 1.10% series contract ..........        3,710.088        2,093.149           77.240        5,725.997
  U.S. Real Estate Portfolio - 0.95% series contract ..........           28.392           40.630            0.000           69.022
  U.S. Real Estate Portfolio - 0.90% series contract ..........          378.990           17.432            0.000          396.422
  U.S. Real Estate Portfolio - 0.75% series contract ..........        1,338.574          459.225            3.678        1,794.121
  Value Portfolio - 1.50% series contract .....................        1,116.611           59.769            1.308        1,175.072
  Value Portfolio - 1.40% series contract .....................      526,832.864      249,545.287      156,349.177      620,028.974
  Value Portfolio - 1.10% series contract .....................        3,689.937        1,592.734          159.333        5,123.338
  Value Portfolio - 0.95% series contract .....................           33.363            0.000            0.000           33.363
  Value Portfolio - 0.90% series contract .....................        5,091.530        1,716.523        1,542.566        5,265.487
  Value Portfolio - 0.75% series contract .....................          949.630          527.403            1.226        1,475.807
Timothy Partners, Ltd.:
  Small-Cap VS - 1.50% series contract ........................        4,231.387            0.001        3,626.952          604.436
  Small-Cap VS - 1.40% series contract ........................      411,952.278       42,487.508      128,722.550      325,717.236
  Small-Cap VS - 1.10% series contract ........................        1,895.369          676.099           92.691        2,478.777
  Small-Cap VS - 0.75% series contract ........................          258.208           270.28          162.452          366.035
  Conservative Growth Fund VS - 1.50% series contract .........        1,125.801        6,221.419            4.181        7,343.039
  Conservative Growth Fund VS - 1.40% series contract .........      167,693.588      223,552.345       42,451.165      348,794.768
  Conservative Growth Fund VS - 1.10% series contract .........            0.200           37.686            0.000           37.886
  Conservative Growth Fund VS - 0.75% series contract .........            0.000            6.078            0.000            6.078
  Strategic Growth Fund VS - 1.50% series contract ............        4,019.666        1,745.307        2,569.613        3,195.360
  Strategic Growth Fund VS - 1.40% series contract ............      159,507.218      296,667.544       47,537.468      408,637.294
  Strategic Growth Fund VS - 0.75% series contract ............            0.000           30.285            0.000           30.285

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(6)      CHANGES IN UNITS OUTSTANDING


                                                                 Units                                                   Units
                                                              Outstanding          Units              Units           Outstanding
                                                               12/31/01          Purchased          Redeemed            12/31/02
                                                               --------          ---------          --------            --------
Scudder VIT Funds:
  EAFE Equity Index - 1.50% series contract .............            0.000            137.353            114.462             22.891
  EAFE Equity Index - 1.40% series contract .............       98,100.403     16,800,670.525     16,711,235.722        187,535.206
  EAFE Equity Index - 1.10% series contract .............          296.079            392.193              0.651            687.621
  EAFE Equity Index - 0.95% series contract .............        1,799.912              0.644              0.000          1,800.556
  EAFE Equity Index - 0.90% series contract .............          506.105            431.495            146.456            791.144
  Equity 500 Index - 1.40% series contract ..............      236,942.002         56,571.187         72,698.487        220,814.702
  Equity 500 Index - 1.10% series contract ..............        1,459.618          1,644.158            376.386          2,727.390
  Equity 500 Index - 0.95% series contract ..............          179.116              0.000              0.000            179.116
  Equity 500 Index - 0.90% series contract ..............          981.264            947.439            314.515          1,614.188
  Small Cap Index - 1.50% series contract ...............            0.000            127.264              0.000            127.264
  Small Cap Index - 1.40% series contract ...............      153,151.939      2,730,963.263      2,718,134.340        165,980.862
  Small Cap Index - 1.25% series contact ................            0.000            252.352            174.148             78.204
  Small Cap Index - 1.10% series contract ...............           54.021              0.000             54.021              0.000
  Small Cap Index - 0.95% series contract ...............          272.943            149.280            417.859              4.364
  Small Cap Index - 0.90% series contract ...............          577.104            621.825            183.868          1,015.061
  Small Cap Index - 0.75% series contract ...............            0.000            427.902            159.052            268.850
Dreyfus Variable Investment Fund:
  Appreciation Portfolio - 1.50% series contract ........           17.774          2,120.801              2.541          2,136.034
  Appreciation Portfolio - 1.40% series contract ........      717,965.716        299,014.367        195,241.669        821,738.414
  Appreciation Portfolio - 1.25% series contract ........            0.000            172.414              0.000            172.414
  Appreciation Portfolio - 1.10% series contract ........        5,276.343          2,884.303          1,509.365          6,651.281
  Appreciation Portfolio - 0.95% series contract ........          150.958              0.000              0.000            150.958
  Appreciation Portfolio - 0.90% series contract ........        1,894.964            590.871            142.537           2343.298
  Appreciation Portfolio - 0.75% series contract ........            0.000            682.152            277.342            404.810
  Growth and Income Portfolio - 1.50% safes
  contract ..............................................            0.881             15.517              0.338             16.060
  Growth and Income Portfolio - 1.40% series
  contract ..............................................      646,842.656        300,168.973        313,027.766        633,983.863
  Growth and Income Portfolio - 1.25% series
  contract ..............................................            0.000         13,362.692          4,710.749          8,651.943
  Growth and Income Portfolio - 1.10% series
  contract ..............................................        1,474.275          1,450.779            269.243          2,655.811
  Growth and Income Portfolio - 0.90% series
  contract ..............................................          544.980            346.304            111.132            780.152
  Growth and Income Portfolio - 0.75% series
  contract ..............................................            0.000          2,651.212          1,271.058          1,380.154
  Money Market Portfolio - 1.50% series contract ........        3,127.264            400.893             15.423          3,512.734
  Money Market Portfolio - 1.40% series contract ........   17,775,594.379    698,924,923.641    690,103,147.050     26,597,370.970
  Money Market Portfolio - 1.25% series contract ........            0.000             54.380              0.000             54.380
  Money Market Portfolio - 1.10% series contract ........       15,244.920          8,478.086            246.439         23,476.567
  Money Market Portfolio - 0.95% series contract ........            0.036              0.000              0.036              0.000
  Money Market Portfolio - 0.90% series contract ........      127,843.640         52,529.728         54,046.641        126,326.727
  Money Market Portfolio - 0.75% series contract ........            0.000        297,029.567        233,848.542         13,181.025
  Small Cap Portfolio - 1.50% series contract ...........        1,920.104            289.037            794.256          1,414.885
  Small Cap Portfolio - 1.40% series contract ...........      698,539.631      3,884,943.459      3,695,551.128        887,931.962
  Small Cap Portfolio - 1.25% series contract ...........            0.000          9,786.514          3,949.469          5,837.045
  Small Cap Portfolio - 1.10% series contract ...........        2,568.238          3,070.927             57.400          5,581.765
  Small Cap Portfolio - 0.95% series contract ...........          229.386            241.813              0.000            471.199
  Small Cap Portfolio - 0.90% series contract ...........        4,481.981          1,455.830            447.622          5,490.189
  Small Cap Portfolio - 0.75% series contract ...........            0.000          3,537.404          1,471.086          2,066.318
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc. - 1.50%
  series contract .......................................          297.025            280.436              1.016            576.445
  Socially Responsible Growth Fund, Inc. - 1.40%
  series contract .......................................    1,066,026.751        244,632.659        350,427.264        960,232.146
  Socially Responsible Growth Fund, Inc. - 1.10%
  series contract .......................................        1,578.746          1,841.558              0.014          3,420.290
  Socially Responsible Growth Fund, Inc. - 0.90%
  series contract .......................................        3,077.581          1,205.650            439.553          3,843.678
  Socially Responsible Growth Fund, Inc. - 0.75%
  series contract........................................            0.000          1,169.416            543.837            625.579
  Stock Index Fund - 1.65% series contract ..............            5.882             90.356              1.079             95.159
  Stock Index Fund - 1.50% series contract ..............        6,156.673          5,075.068            865.361         10,366.380
  Stock Index Fund - 1.40% series contract ..............    4,141,595.630      2,296,540.247      1,983,992.037      4,454,143.840
  Stock Index Fund - 1.25% series contract ..............            0.000            469.971            260.197            209.774
  Stock Index Fund - 1.10% series contract ..............        4,522.004          3,463.030          1,123.746          6,861.288
  Stock Index Fund - 0.95% series contract ..............        3,086.013             85.082              0.000          3,171.095
  Stock Index Fund - 0.90% series contract ..............       58,922.095         11,868.430          3,768.900         67,021.625
  Stock Index Fund - 0.75% series contract ..............            0.000         10,608.570          4,801.265          5,807.305
Invesco Variable Investment Funds, Inc.
  Dynamics Fund -1.50% series contract ..................            0.000            146.134            121.448             24.686
  Dynamics Fund - 1.40% series contract .................       93,275.876      1,234,536.572      1,249,669.243         78,143.205
  Dynamics Fund - 0.75% series contract .................            0.000             18.335              0.000             18.335
  Core Equity Fund -1.50% series contract ...............        1,132.450          2,055.724            840.453           2347.721
  Core Equity Fund - 1.40% series contract ..............    1,199,392.254        333,698.947        432,332.798      1,100,758.403
  Core Equity Fund -1.25% series contract ...............            0.000              4.084              0.000              4.084
  Core Equity Fund - 1.10% series contract ..............        3,972.101          2,050.465            390.265          5,632.301
  Core Equity Fund - 0.90% series contract ..............          831.083            248.209             63.060          1,016.232
  Core Equity Fund - 0.75% series contract ..............            0.000            103.354             29.512             73.842
  Health Sciences Fund - 1.50% series contract ..........        1,261.503            242.671              0.555          1,503.619
  Health Sciences Fund - 1.40% series contract ..........       59,824.959        210,395.822         59,770.080        210,450.701
  Health Sciences Fund - 1.10% series contract ..........            0.000            203.656              0.000            203.656
  Health Sciences Fund - 0.95% series contract ..........           61.085              0.000             61.085              0.000
  Health Sciences Fund - 0.90% series contract ..........            0.000          1,160.526              0.000          1,160.526
  Health Sciences Fund - 0.75% series contract ..........            0.000          4,543.566          1,901.660          2,641.906


NOTE: REFER TO THE 2002 STATEMENT OF CHANGES IN NET ASSETS FOR THE APPLICABLE PERIODS.

                           ANNUITY VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(6)      CHANGES IN UNITS OUTSTANDING - CONTINUED



                                                                                         Units
                                                                                       Outstanding          Units
                                                                                        12/31/01          Purchased
                                                                                       -----------        ---------
Invesco Variable Investment Funds, Inc.
  High Yield Fund - 1.50% series contract ..........................                      646.543            336.756
  High Yield Fund - 1.40% series contract ..........................                  546,183.962        240,023.054
  High Yield Fund - 1.25 % series contract .........................                        0.000             21.978
  High Yield Fund - 1.10% series contract ..........................                      149.057             20.778
  High Yield Fund - 0.90% series contract ..........................                    2,221.642            343.440
  High Yield Fund - 0.75% series contract ..........................                        0.000            528.959
  Financial Services Fund - 1.50% series contract ..................                      876.437              0.000
  Financial Services Fund - 1.40% series contract ..................                   71,816.401        121,904.057
  Financial Services Fund - 1.25% series contract ..................                        0.000              3.808
  Financial Services Fund - 0.75% series contract ..................                        0.000            522.233
  Small Company Growth Fund - 1.50% series contract ................                        5.420             22.184
  Small Company Growth Fund - 1.40% series contract ................                   27,720.462      1,499,415.271
  Small Company Growth Fund - 1.25% series contract ................                        0.000             55.942
  Small Company Growth Fund - 0.75% series contract ................                        0.000          3,335.975
  Total Return Fund - 1.40% series contract ........................                  361,909.293         46,145.917
  Total Return Fund - 1.10% series contract ........................                    5,148.335          2,438.195
  Total Return Fund - 0.95% series contract ........................                        0.708              3.591
Janus Aspen Series:
  Aggressive Growth Portfolio - 1.50% series contract ..............                    1,551.472          1,594.161
  Aggressive Growth Portfolio - 1.40% series contract ..............                1,215,838.484      3,906,268.198
  Aggressive Growth Portfolio - 1.10% series contract ..............                    8,626.211          7,951.812
  Aggressive Growth Portfolio - 0.95% series contract ..............                      832.210             24.101
  Aggressive Growth Portfolio - 0.90% series contract ..............                    5,676.145          3,041.893
  Aggressive Growth Portfolio - 0.75% series contract ..............                        0.000            767.877
  Balanced Portfolio - 1.65% series contract .......................                        4.244            712.407
  Balanced Portfolio - 1.50% series contract .......................                    3,807.168          6,203.176
  Balanced Portfolio - 1.40% series contract .......................                3,578,735.833      1,068,090.427
  Balanced Portfolio - 1.25% series contract .......................                        0.000         14,967.387
  Balanced Portfolio - 1.10% series contract .......................                    9,654.166          5,913.621
  Balanced Portfolio - 0.95% series contract .......................                    1,282.216              0.000
  Balanced Portfolio - 0.90% series contract .......................                   49,552.895          6,894.739
  Balanced Portfolio - 0.75% series contract .......................                        0.000          2,644.755
  Capital Appreciation Portfolio - 1.50% series contract ...........                    6,505.660          2,854.694
  Capital Appreciation Portfolio - 1. 40% series contract ..........                1,650,016.481        495,433.245
  Capital Appreciation Portfolio - 1.25% series contract ... .......                        0.000            256.047
  Capital Appreciation Portfolio - 1.10% series contract ...........                    4,570.921          4,089.226
  Capital Appreciation Portfolio - 0.95% series contract ...........                    1,813.269              3.055
  Capital Appreciation Portfolio - 0.90% series contract ...........                   14,587.924          3,433.414
  Capital Appreciation Portfolio - 0.75% series contract ...........                        0.000          4,439.304
  Growth Portfolio - 1.50% series contract .... ....................                    2,990.215          1,892.871
  Growth Portfolio - 1.40% series contract .........................                2,211,504.181        822,910.180
  Growth Portfolio - 1.25% series contract .........................                        0.000             30.710
  Growth Portfolio - 1.10% series contract .........................                    7,211.443          6,255.423
  Growth Portfolio - 0.95% series contract .........................                      128.720              0.000
  Growth Portfolio - 0.90% series contract .........................                    4,241.678          1,883.529
  Growth Portfolio - 0.75% series contract .........................                        0.000          2,752.051
  Worldwide Growth Portfolio - 1.30% series contract ...............                    1,362.573          1,309.562
  Worldwide Growth Portfolio - 1.40% series contract ...............                2,364,153.929     18,611,768.096
  Worldwide Growth Portfolio - 1.25% series contract ...............                        0.000         17,297.541
  Worldwide Growth Portfolio - 1.10% series contract ...............                    7,650.835          5,279.570
  Worldwide Growth Portfolio - 0.95% series contract ...............                    2,191.502              0.000
  Worldwide Growth Portfolio - 0.90% series contract ...............                   32,752.139         10,239.444
  Worldwide Growth Portfolio - 0.75% series contract ...............                        0.000          2,709.492
  International Growth Portfolio - 1.50% series contract ...........                      805.229            308.514
  International Growth Portfolio - 1.40% series contract ...........                  675,126.139     29,692,786.055
  International Growth Portfolio - 1.25% series contract ...........                        0.000             78.508
  International Growth Portfolio - 1.10% series contract ...........                    7,907.782          5,141.984
  International Growth Portfolio - 0.90% series contract ...........                      901.701            616.852
PBHG Insurance Series Fund, Inc:
  Growth II Portfolio - 1.50% series contract ......................                      272.267            298.355
  Growth II Portfolio - 1.40% series  contract .....................                  349,991.649      1,398,085.739
  Growth II Portfolio - 1.10% series contract ......................                      698.017          1,322.926
  Growth II Portfolio - 0.95% series contract ......................                       98.859              2.811
  Growth II Portfolio - 0.90% series contract ......................                      753.904            482.267
  Growth II Portfolio - 0.75% series contract ......................                        0.000             80.061
  Large Cap Growth Portfolio - 1.65% series contract ...............                        4.678             76.000
  Large Cap Growth Portfolio - 1.50% series contract ...............                    2,007.334            977.966
  Large Cap Growth Portfolio - 1.40% series contract ...............                  541,607.501        236,479.237
  Large Cap Growth Portfolio - 1.25% series contract ...............                        0.000             25.303
  Large Cap Growth Portfolio - 1.10% series contract ...............                    1,891.823          1,948.318
  Large Cap Growth Portfolio - 0.95% series contract ...............                       44.069              2.770
  Large Cap Growth Portfolio - 0.90% series contract ...............                    1,201.478            908.688
  Large Cap Growth Portfolio - 0.75% series contract ...............                        0.000          2,278.327
  Mid Cap Value Portfolio - 1.50% series contract ..................                    1,031.275          2,241.168
  Mid Cap Value Portfolio - 1.40% series contract ..................                  224,532.821        977,035.206
  Mid Cap Value Portfolio - 1.25% series contract ..................                        0.000         10,435.482
  Mid Cap Value Portfolio - 1.10% series contract ..................                      294.873          1,249.348
  Mid Cap Value Portfolio - 0.95% series contract ..................                       68.486              0.000
  Mid Cap Value Portfolio - 0.90% series contract ..................                        0.000          6,032.373
  Mid Cap Value Portfolio - 0.75% series contract ..................                        0.000          5,875.988

                                                                                                             Units
                                                                                          Units            Outstanding
                                                                                        Redeemed            12/31/02
                                                                                        --------           -----------
Invesco Variable Investment Funds, Inc.
  High Yield Fund - 1.50% series contract ..........................                        0.000           983.299
  High Yield Fund - 1.40% series contract ..........................                  298,120.207       488,086.809
  High Yield Fund - 1.25 % series contract .........................                        0.000            21.978
  High Yield Fund - 1.10% series contract ..........................                        0.000           169.835
  High Yield Fund - 0.90% series contract ..........................                    1,911.685           653.397
  High Yield Fund - 0.75% series contract ..........................                      160.960           367.999
  Financial Services Fund - 1.50% series contract ..................                        0.000           876.437
  Financial Services Fund - 1.40% series contract ..................                   74,897.823       118,822.635
  Financial Services Fund - 1.25% series contract ..................                        0.000             3.808
  Financial Services Fund - 0.75% series contract ..................                      190.712           331.521
  Small Company Growth Fund - 1.50% series contract ................                        0.473            27.131
  Small Company Growth Fund - 1.40% series contract ................                1,371,961.832       155,173.901
  Small Company Growth Fund - 1.25% series contract ................                        0.000            55.942
  Small Company Growth Fund - 0.75% series contract ................                    1,409.677         1,926.298
  Total Return Fund - 1.40% series contract ........................                  175,473.819       232,581.391
  Total Return Fund - 1.10% series contract ........................                    1,328.894         6,257.636
  Total Return Fund - 0.95% series contract ........................                        4.299             0.000
Janus Aspen Series:
  Aggressive Growth Portfolio - 1.50% series contract ..............                      206.380         2,939.253
  Aggressive Growth Portfolio - 1.40% series contract ..............                3,831,439.125     1,290,667.557
  Aggressive Growth Portfolio - 1.10% series contract ..............                    2,504.557        14,073.466
  Aggressive Growth Portfolio - 0.95% series contract ..............                        0.000           856.311
  Aggressive Growth Portfolio - 0.90% series contract ..............                    1,033.279         7,684.759
  Aggressive Growth Portfolio - 0.75% series contract ..............                      294.952           472.925
  Balanced Portfolio - 1.65% series contract .......................                        0.740           715.911
  Balanced Portfolio - 1.50% series contract .......................                      980.627         9,029.715
  Balanced Portfolio - 1.40% series contract .......................                  944,206.006     3,702,620.254
  Balanced Portfolio - 1.25% series contract .......................                    5,854.168         9,113.219
  Balanced Portfolio - 1.10% series contract .......................                    2,447.521        13,120.266
  Balanced Portfolio - 0.95% series contract .......................                        0.000         1,282.216
  Balanced Portfolio - 0.90% series contract .......................                    2,606.365        53,841.269
  Balanced Portfolio - 0.75% series contract .......................                    1,065.102         1,579.653
  Capital Appreciation Portfolio - 1.50% series contract ...........                    2,660.438         6,699.916
  Capital Appreciation Portfolio - 1. 40% series contract ..........                  597,372.369     1,548,077.357
  Capital Appreciation Portfolio - 1.25% series contract ... .......                       51.306           204.741
  Capital Appreciation Portfolio - 1.10% series contract ...........                    1,023.086         7,637.061
  Capital Appreciation Portfolio - 0.95% series contract ...........                        0.000         1,816.324
  Capital Appreciation Portfolio - 0.90% series contract ...........                    5,140.815        12,880.523
  Capital Appreciation Portfolio - 0.75% series contract ...........                    1,857.059         2,582.245
  Growth Portfolio - 1.50% series contract .... ....................                    1,157.668         3,725.518
  Growth Portfolio - 1.40% series contract .........................                  696,410.936     2,338,003.425
  Growth Portfolio - 1.25% series contract .........................                        0.000            30.710
  Growth Portfolio - 1.10% series contract .........................                    1,301.932        12,164.934
  Growth Portfolio - 0.95% series contract .........................                        0.000           128.720
  Growth Portfolio - 0.90% series contract .........................                      789.857         5,335.350
  Growth Portfolio - 0.75% series contract .........................                    1,104.091         1,647.960
  Worldwide Growth Portfolio - 1.30% series contract ...............                       50.525         2,621.610
  Worldwide Growth Portfolio - 1.40% series contract ...............               18,537,360.764     2,438,561.261
  Worldwide Growth Portfolio - 1.25% series contract ...............                    6,766.603        10,530.938
  Worldwide Growth Portfolio - 1.10% series contract ...............                    2,279.756        10,650.649
  Worldwide Growth Portfolio - 0.95% series contract ...............                        0.000         2,191.502
  Worldwide Growth Portfolio - 0.90% series contract ...............                    3,249.172        39,742.411
  Worldwide Growth Portfolio - 0.75% series contract ...............                    1,136.263         1,573.229
  International Growth Portfolio - 1.50% series contract ...........                       49.931         1,063.812
  International Growth Portfolio - 1.40% series contract ...........               29,689,125.082       678,787.112
  International Growth Portfolio - 1.25% series contract ...........                        0.000            78.508
  International Growth Portfolio - 1.10% series contract ...........                    1,580.900        11,468.866
  International Growth Portfolio - 0.90% series contract ...........                      205.651         1,312.902
PBHG Insurance Series Fund, Inc:
  Growth II Portfolio - 1.50% series contract ......................                       52.272           518.350
  Growth II Portfolio - 1.40% series  contract .....................                1,430,279.645       317,797.743
  Growth II Portfolio - 1.10% series contract ......................                      409.323         1,611.620
  Growth II Portfolio - 0.95% series contract ......................                        1.167           100.503
  Growth II Portfolio - 0.90% series contract ......................                      146.990         1,089.181
  Growth II Portfolio - 0.75% series contract ......................                       48.488            31.573
  Large Cap Growth Portfolio - 1.65% series contract ...............                        0.898            79.780
  Large Cap Growth Portfolio - 1.50% series contract ...............                    1,553.872         1,431.428
  Large Cap Growth Portfolio - 1.40% series contract ...............                  248,676.218       529,410.520
  Large Cap Growth Portfolio - 1.25% series contract ...............                        0.000            25.303
  Large Cap Growth Portfolio - 1.10% series contract ...............                      159.159         3,680.902
  Large Cap Growth Portfolio - 0.95% series contract ...............                        0.000            46.839
  Large Cap Growth Portfolio - 0.90% series contract ...............                      289.582         1,820.584
  Large Cap Growth Portfolio - 0.75% series contract ...............                      981.923         1,296.404
  Mid Cap Value Portfolio - 1.50% series contract ..................                      213.480         3,058.963
  Mid Cap Value Portfolio - 1.40% series contract ..................                  510,606.460       690,961.567
  Mid Cap Value Portfolio - 1.25% series contract ..................                    4,421.580         6,013.902
  Mid Cap Value Portfolio - 1.10% series contract ..................                        0.000         1,544.221
  Mid Cap Value Portfolio - 0.95% series contract ..................                       68.486             0.000
  Mid Cap Value Portfolio - 0.90% series contract ..................                        0.000         6,032.373
  Mid Cap Value Portfolio - 0.75% series contract ..................                    2,494.739         3,381.249


Note: Refer to the 2002 Statement of Changes in Net Assets for the applicable periods.

                           ANNUITY VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(6)             CHANGES IN UNITS OUTSTANDING - CONTINUED


                                                                                                 Units
                                                                                              Outstanding          Units
                                                                                               12/31/01          Purchased
                                                                                              -----------        ---------
PBHG Insurance Series Fund, Inc:
  Select Value Portfolio - 1.50% series contract ....................                            99.956           839.424
  Select Value Portfolio - 1.40% series contract ....................                       286,441.118       501,800.187
  Select Value Portfolio - 1.25% series contract ....................                             0.000           120.028
  Select Value Portfolio - 1.10% series contract ....................                           381.369           193.175
  Select Value Portfolio - 0.95% series contract ....................                           121.546           119.132
  Select Value Portfolio - 0.90% series contract ....................                             0.000             7.248
  Select Value Portfolio - 0.75% series contract ....................                             0.000         4,722.951
  Technology & Communications Portfolio - 1.50% series contract .....                           533.324           562.908
  Technology & Communications Portfolio - 1.40% series contract .....                     1,591,254.973     1,978,780.806
  Technology & Communications Portfolio - 1.10% series contract .....                         6,960.237         9,058.838
  Technology & Communications Portfolio - 0.95% series contract .....                           993.928           233.860
  Technology & Communications Portfolio - 0.90% series contract .....                         8,211.474         5,617.952
  Technology & Communications Portfolio - 0.75% series contract .....                             0.000         2,566.795
Strong Funds:
  Mid Cap Growth Fund II - 1.50% series contract ... ................                           190.193            91.842
  Mid Cap Growth Fund II - 1.40% series contract ....................                       573,334.387       460,550.533
  Mid Cap Growth Fund II - l.10% series contract ....................                         1,410.277         2,127.962
  Mid Cap Growth Fund II - 0.95% series contract ....................                           797.623             0.000
  Mid Cap Growth Fund II - 0.90% series contract ....................                        11,983.937         3,701.423
  Mid Cap Growth Fund II - 0.75% series contract ....................                             0.000         5,791.277
  Opportunity Fund II - 1.50% series contract .......................                         2,611.083         2,466.030
  Opportunity Fund II - 1.40% series contract .......................                       638,318.778     1,237,445.859
  Opportunity Fund II - 1.25% series contract .......................                             0.000           381.937
  Opportunity Fund II - 1.10% series contract .......................                         1,860.121         1,133.295
  Opportunity Fund II - 0.95% series contract .......................                            14.922             0.000
  Opportunity Fund II - 0.90% series contract .......................                        12,766.517         3,065.842
  Opportunity Fund II - 0.75% series contract .......................                             0.000        10,401.135
The Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio - 1.40% series contract.................                       157,013.225        38,715.459
  Emerging Markets Portfolio - 1.10% series contract ................                           744.747           884.896
  Emerging Markets Portfolio - 0.95% series contract ................                             2.142             0.000
  Emerging Markets Portfolio - 0.90% series contract ................                           596.641           309.536
  Core Plus Fixed Income Portfolio - 1.50% series contract ..........                         1,707.009         3,292.542
  Core Plus Fixed Income Portfolio - 1.40% series contract ..........                       713,042.852       782,460.883
  Core Plus Fixed Income Portfolio - 1.25% series contract ..........                             0.000         2,884.358
  Core Plus Fixed Income Portfolio - 1.10% series contract ..........                         1,978.853         2,303.435
  Core Plus Fixed Income Portfolio - 0.75% series contract ..........                             0.000         2,010.639
  Mid Cap Value Portfolio - 1.50% series contract ...................                         1,469.904            11.531
  Mid Cap Value Portfolio - 1.40% series contract ...................                       335,452.774       197,042.583
  Mid Cap Value Portfolio - 1.25% series contract ...................                             0.000            85.012
  Mid Cap Value Portfolio - 1.10% series contract ...................                         1,648.470         1,903.940
  Mid Cap Value Portfolio - 0.9.5% series contract ..................                            28.150             0.000
  Mid Cap Value Portfolio - 0.90% series contract ...................                         2,465.356           689.758
  Mid Cap Value Portfolio - 0.75% series contract ...................                             0.000         1,567.220
  U.S. Real Estate Portfolio - 1.50% series contract ................                            14.584         1,776.543
  U.S. Real Estate Portfolio - 1.40% series contract ................                       269,466.499       453,660.569
  U.S. Real Estate Portfolio - 1.25% series contract ................                             0.000           265.183
  U.S. Real Estate Portfolio - 1.10% series contract ................                         1,955.110         1,808.830
  U.S. Real Estate Portfolio - 0.95% series contract ................                           215.533            11.594
  U.S. Real Estate Portfolio - 0.90% series contract ................                             0.000           378.990
  U.S. Real Estate Portfolio - 0.75% series contract ................                             0.000         2,250.541
  Value Portfolio - 1.50% series contract ...........................                            31.284         1,225.051
  Value Portfolio - 1.40% series contract ...........................                       401,628.667       333,523.788
  Value Portfolio - 1.10% series contract ...........................                         2,274.954         1,432.344
  Value Portfolio - 0.95% series contract ...........................                           124.533            85.712
  Value Portfolio - 0.90% series contract ...........................                         3,995.102         1,642.415
  Value Portfolio - 0.75% series contract ...........................                             0.000         1,488.277
Timothy Partners, Ltd.:
  Small-Cap VS - 1.50% series contract ..............................                            13.748         5,865.997
  Small-Cap VS - 1.40% series contract ..............................                       358,967.966       212,737.653
  Small-Cap VS - 1.25% series contract ..............................                             4.378             0.000
  Small-Cap VS - 1.10% series contract ..............................                         1,265.216           630.153
  Small-Cap VS - 0.75% series contract ..............................                             0.000           640.942
  Conservative Growth Fund VS - 1.50% series contract ...............                             0.000         1,125.801
  Conservative Growth Fund VS - 1.40% series contract ...............                             0.000       233,360.495
  Conservative Growth Fund VS - 1.10% series contract ...............                             0.000             0.200
  Strategic Growth Fund VS - 1.50% series contract ..................                             0.000         4,019.666
  Strategic Growth Fund VS - 1.40% series contract ..................                             0.000       164,872.872

                                                                                                                Units
                                                                                               Units         Outstanding
                                                                                             Redeemed         12/31/02
                                                                                             --------       -----------
PBHG Insurance Series Fund, Inc:
  Select Value Portfolio - 1.50% series contract ....................                          358.552           580.828
  Select Value Portfolio - 1.40% series contract ....................                      408,717.507       379,523.798
  Select Value Portfolio - 1.25% series contract ....................                            0.000           120.028
  Select Value Portfolio - 1.10% series contract ....................                            0.000           574.544
  Select Value Portfolio - 0.95% series contract ....................                          240.678             0.000
  Select Value Portfolio - 0.90% series contract ....................                            0.000             7.248
  Select Value Portfolio - 0.75% series contract ....................                        2,058.824         2,664.127
  Technology & Communications Portfolio - 1.50% series contract .....                          119.326           976.906
  Technology & Communications Portfolio - 1.40% series contract .....                    1,675,197.110     1,894,838.669
  Technology & Communications Portfolio - 1.10% series contract .....                        2,498.687        13,520.388
  Technology & Communications Portfolio - 0.95% series contract .....                            0.000         1,227.788
  Technology & Communications Portfolio - 0.90% series contract .....                        2,325.614        11,503.812
  Technology & Communications Portfolio - 0.75% series contract .....                        1,056.202         1,510.593
Strong Funds:
  Mid Cap Growth Fund II - 1.50% series contract ... ................                           16.007           266.028
  Mid Cap Growth Fund II - 1.40% series contract ....................                      464,828.734       569,056.186
  Mid Cap Growth Fund II - l.10% series contract ....................                          201.160         3,337.079
  Mid Cap Growth Fund II - 0.95% series contract ....................                            0.000           797.623
  Mid Cap Growth Fund II - 0.90% series contract ....................                        1,315.120        14,370.240
  Mid Cap Growth Fund II - 0.75% series contract ....................                        2,332.008         3,459.269
  Opportunity Fund II - 1.50% series contract .......................                          355.745         4,721.368
  Opportunity Fund II - 1.40% series contract .......................                    1,209,365.932       666,398.705
  Opportunity Fund II - 1.25% series contract .......................                          179.082           202.855
  Opportunity Fund II - 1.10% series contract .......................                           12.965         2,980.451
  Opportunity Fund II - 0.95% series contract .......................                            0.000            14.922
  Opportunity Fund II - 0.90% series contract .......................                          610.478        15,221.881
  Opportunity Fund II - 0.75% series contract .......................                        4,344.342         6,056.793
The Universal Institutional Funds, Inc.:
  Emerging Markets Portfolio - 1.40% series contract.................                       51,827.751       143,900.933
  Emerging Markets Portfolio - 1.10% series contract ................                            0.000         1,629.643
  Emerging Markets Portfolio - 0.95% series contract ................                            0.000             2.142
  Emerging Markets Portfolio - 0.90% series contract ................                          101.333           804,844
  Core Plus Fixed Income Portfolio - 1.50% series contract ..........                          851.296         4,148.255
  Core Plus Fixed Income Portfolio - 1.40% series contract ..........                      430,116.525     1,065,387.210
  Core Plus Fixed Income Portfolio - 1.25% series contract ..........                        1,033.165         1,851.193
  Core Plus Fixed Income Portfolio - 1.10% series contract ..........                          447.393         3,834.895
  Core Plus Fixed Income Portfolio - 0.75% series contract ..........                          981.217         1,029.422
  Mid Cap Value Portfolio - 1.50% series contract ...................                            0.250         1,481.185
  Mid Cap Value Portfolio - 1.40% series contract ...................                      148,780.786       383,714.571
  Mid Cap Value Portfolio - 1.25% series contract ...................                           32.283            52.729
  Mid Cap Value Portfolio - 1.10% series contract ...................                          462.749         3,089.661
  Mid Cap Value Portfolio - 0.9.5% series contract ..................                            0.000            28.150
  Mid Cap Value Portfolio - 0.90% series contract ...................                          216.707         2,938.407
  Mid Cap Value Portfolio - 0.75% series contract ...................                          609.228           957.992
  U.S. Real Estate Portfolio - 1.50% series contract ................                          719.528         1,071.599
  U.S. Real Estate Portfolio - 1.40% series contract ................                      253,414.396       469,712.672
  U.S. Real Estate Portfolio - 1.25% series contract ................                          149.056           116.127
  U.S. Real Estate Portfolio - 1.10% series contract ................                           53.852         3,710.088
  U.S. Real Estate Portfolio - 0.95% series contract ................                          198.735            28.392
  U.S. Real Estate Portfolio - 0.90% series contract ................                            0.000           378.990
  U.S. Real Estate Portfolio - 0.75% series contract ................                          911.967          1338.574
  Value Portfolio - 1.50% series contract ...........................                          139.724         1,116.611
  Value Portfolio - 1.40% series contract ...........................                      208,319.591       526,832.864
  Value Portfolio - 1.10% series contract ...........................                           17.361         3,689.937
  Value Portfolio - 0.95% series contract ...........................                          176.882            33.363
  Value Portfolio - 0.90% series contract ...........................                          545.987         5,091.530
  Value Portfolio - 0.75% series contract ...........................                          538.647           949.630
Timothy Partners, Ltd.:
  Small-Cap VS - 1.50% series contract ..............................                        1,648.358         4,231.387
  Small-Cap VS - 1.40% series contract ..............................                      159,753.341       411,952.278
  Small-Cap VS - 1.25% series contract ..............................                            4.378             0.000
  Small-Cap VS - 1.10% series contract ..............................                            0.000         1,895.369
  Small-Cap VS - 0.75% series contract ..............................                          382.734           258.208
  Conservative Growth Fund VS - 1.50% series contract ...............                            0.000         1,125.801
  Conservative Growth Fund VS - 1.40% series contract ...............                       65,666.907       167,693.588
  Conservative Growth Fund VS - 1.10% series contract ...............                            0.000             0.200
  Strategic Growth Fund VS - 1.50% series contract ..................                            0.000         4,019.666
  Strategic Growth Fund VS - 1.40% series contract ..................                        5,365.654       159,507.218


Note: Refer to the 2002 statement of Changes in Net Assets for the applicable periods.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2003

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS


                                                                      At December 31, 2003
                                               --------------------------------------------------------------
                                                Unit                    Unit Value                 Net Assets
                Subaccount                     (000s)                     Range                      (000s)
--------------------------------------------   ------          ---------------------------         ----------
Scudder VIT Funds:
 EAFE Equity Index ........................       413         $ 7.388091        $ 7.595666         $   3,063
 Equity 500 index .........................       194           8.117797          8.306805             1,579
 Small Cap Index ..........................       437          12.466875         12.906395             5,476
Dreyfus Variable Investment Funds:
 Appreciation Portfolio ...................       961          12.187676         10.221281            11,760
 Growth and Income Portfolio...............       612          10.429505          9.883935             6,415
 Money Market Portfolio ...................    11,575           1.142058          1.146810            13,272
 Developing Leaders Portfolio..............       924          12.760941         12.480727            11,857
Dreyfus Funds:
 Socially Responsible Growth Fund,
 Inc ......................................       936           9.791601          8.261258             9,215
 Stock Index Fund .........................     4,775          11.648244          9.764386            56,332
Invesco Variable Investment Funds, Inc.:
 Dynamics Fund ............................        63           7.344844          7.491858               466
 Core Equity Fund .........................     1,093          12.212738         10.742258            13,427
 Health Sciences Fund .....................       319           9.528348          9.718905             3,045
 High Yield Fund ..........................       867          10.031841          9.202367             8,745
 Financial Services Fund ..................       159          10.286102         10.491819             1,641
 Small Company Growth Fund ................       137           7.880151          8.037880             1,086
 Total Return Fund ........................       198          10.351951         10.552207             2,052
Janus Aspen Series:
 Mid Cap Growth Portfolio .................     1,326          11.923077          9.723925            15,889
 Balanced Portfolio .......................     3,799          16.246497         13.362331            62,434
 Capital Appreciation Portfolio ...........     1,528           8.115731          8.401910            12,461
 Growth Portfolio .........................     2,154          11.382949          9.467320            24,643
 Worldwide Growth Portfolio ...............     2,183          11.633594          9.296883            25,392
 International Growth Portfolio ...........       698          12.319658         10.233679             8,627
PBHG Insurance Series Fund, Inc.:
 Growth II Portfolio ......................       323           8.087106          8.143144             2,626
 Large Cap Growth Portfolio ...............       630          12.995728         10.806602             8,303
 Mid Cap Portfolio ........................       770          10.676536         10.890084             8,245
 Select Value Portfolio ...................       425           7.860838          8.018085             3,353
 Technology & Communications Portfolio ....     2,210           6.753583          6.926193            15,022
Strong Funds.
 Mid Cap Growth Fund II ...................       654          11.816959          9.557876             7,721
 Opportunity Fund II ......................       822          15.458386         13.272178            12,732
The Van Kampen Universal Institutional
 Funds, Inc.:
 Emerging Markets Portfolio ...............       146           8.369484         12.045125             1,227
 Core Plus Fixed Income Portfolio .........     1,136          13.778094         13.373842            15,737
 Mid Cap Value Portfolio ..................       429          15.453181         13.164187             6,655
 U.S. Real Estate Portfolio ...............       560          17.264400         17.025662             9,727
 Value Portfolio ..........................       633          11.953963         11.775296             7,616
Timothy Partners, Ltd.:
 Small-Cap VS .............................       329          16.013800         16.616330             5,301
 Conservative Growth VS ...................       356          10.325409         10.453956             3,684
 Strategic Growth VS ......................       412          10.088364         10.212939             4,162

                                                                    Periods Ended December 31, 2003
                                               -------------------------------------------------------------------------
                                                  Investment           Expenses Ratio                  Total Return
                Subaccount                     Income Ratio(1)             Range(2)                      Range(3)
--------------------------------------------   ---------------      --------------------          ----------------------
Scudder VIT Funds:
 EAFE Equity Index ........................          3.97%          0.90%          1.50%          31.39%           32.17%
 Equity 500 index .........................          1.13%          0.90%          1.40%          26.39%           27.01%
 Small Cap Index ..........................          0.37%          0.75%          1.50%          44.26%           45.34%
Dreyfus Variable Investment Funds:
 Appreciation Portfolio ...................          1.47%          0.75%          1.50%          19.38%           20.27%
 Growth and Income Portfolio...............          0.81%          0.75%          1.50%          24.70%           25.63%
 Money Market Portfolio ...................          0.61%          0.75%          1.50%           0.70%           -0.04%
 Developing Leaders Portfolio..............          0.03%          0.75%          1.50%          29.75%           30.71%
Dreyfus Funds:
 Socially Responsible Growth Fund,
 Inc ......................................          0.11%          0.75%          1.50%          24.14%           25.07%
 Stock Index Fund .........................          1.45%          0.75%          1.65%          26.28%           27.41%
Invesco Variable Investment Funds,
 Inc.
 Dynamics Fund ............................          0.00%          0.75%          1.50%          35.79%           36.80%
 Core Equity Fund .........................          1.16%          0.75%          1.50%          20.79%           21.68%
 Health Sciences Fund .....................          0.00%          0.75%          1.50%          25.89%           26.83%
 High Yield Fund ..........................          7.87%          0.75%          1.50%          23.19%           24.11%
 Financial Services Fund ..................          0.58%          0.75%          1.50%          27.67%           28.62%
 Small Company Growth Fund ................          0.00%          0.75%          1.50%          31.46%           32.44%
 Total Return Fund ........................          2.38%          1.10%          1.40%          15.37%           15.71%
Janus Aspen Series:
 Mid Cap Growth Portfolio .................          0.00%          0.75%          1.50%          33.11%           34.10%
 Balanced Portfolio .......................          2.21%          0.75%          1.65%          12.20%           13.20%
 Capital Appreciation Portfolio ...........          0.46%          0.75%          1.50%          18.75%           19.64%
 Growth Portfolio .........................          0.09%          0.75%          1.50%          29.79%           30.75%
 Worldwide Growth Portfolio ...............          1.01%          0.75%          1.50%          22.16%           23.07%
 International Growth Portfolio ...........          1.17%          0.90%          1.50%          32.92%           33.71%
PBHG Insurance Series Fund,Inc.:
 Growth II Portfolio ......................          0.00%          0.75%          1.50%          23.85%           24.77%
 Large Cap Growth Portfolio ...............          0.00%          0.75%          1.65%          29.06%           30.21%
 Mid Cap Portfolio ........................          0.00%          0.75%          1.50%          32.33%           33.31%
 Select Value Portfolio ...................          2.48%          0.75%          1.50%          16.55%           17.41%
 Technology & Communications Portfolio ....          0.00%          0.75%          1.50%          43.19%           44.25%
Strong Funds.
 Mid Cap Growth Fund II ...................          0.00%          0.75%          1.50%          32.23%           33.22%
 Opportunity Fund II ......................          0.08%          0.75%          1.50%          34.98%           35.99%
The Van Kampen Universal Institutional
 Funds, Inc.:
 Emerging Markets Portfolio ...............          0.00%          0.90%          1.40%          47.61%           48.34%
 Core Plus Fixed Income Portfolio .........          0.91%          0.75%          1.50%           3.09%            3.86%
 Mid Cap Value Portfolio ..................          0.00%          0.75%          1.50%          39.42%           40.46%
 U.S. Real Estate Portfolio ...............          0.00%          0.75%          1.50%          35.48%           36.49%
 Value Portfolio ..........................          0.00%          0.75%          1.50%          32.10%           33.08%
Timothy Partners, Ltd.:
 Small-Cap VS .............................          0.00%          0.75%          1.50%          39.04%           40.07%
 Conservative Growth VS ...................          0.00%          0.75%          1.50%          15.88%           16.74%
 Strategic Growth VS ......................          0.00%          0.75%          1.50%          23.18%           24.10%


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note: The Company has adopted SOP 03-5 for the period ended December 31, 2003. As permitted by SOP 03-5, the Company has not restated financial highlight data for prior periods.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2002

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS - CONTINUED


                                                                           At December 31
                                                       -----------------------------------------------
                                                        Units           Unit Value          Net Assets
                  Subaccount                            (000s)    Lowest   to   Highest       (000s)
----------------------------------------------------   -------- ------------------------    ----------
Scudder VIT Funds:
     EAFE Equity Index .............................        191 $ 5.623237    $ 5.747094    $    1,077
     Equity 500 Index ..............................        225   6.422838      6.540032         1,448
     Small Cap Index ...............................        167   8.641731      8.880430         1,453
Dreyfus Variable Investment Funds:
     Appreciation Portfolio ........................        834   8.313661     10.517029         8,552
     Growth and Income Portfolio ...................        647   7.696282      8.546428         5,438
     Money Market Portfolio ........................     26,764   1.125015      1.169798        30,874
     Small Cap Portfolio ...........................        909   9.340276     10.131883         8,981
Dreyfus Funds:
     Socially Responsible Growth Fund, Inc .........        969   6.561870      8.059684         7,676
     Stock Index Fund ..............................      4,548   7.496983      9.579380        42,392
Invesco Variable Investment Funds, Inc.:
     Dynamics Fund .................................         78   5.409027      5.476583           424
     Core Equity Fund ..............................      1,110   8.635717     10.331759        11,282
     Health Sciences Fund ..........................        216   7.568511      7.662880         1,637
     High Yield Fund ...............................        490   7.252971      8.320679         4,013
     Financial Services Fund .......................        120   8.056892      8.157371           969
     Small Company Growth Fund .....................        157   5.994252      6.069108           944
     Total Return Fund .............................        239   8.972997      9.119526         2,144
Janus Aspen Series:
     Aggressive Growth Portfolio ...................      1,317   7.203589      9.227625        11,845
     Balanced Portfolio ............................      3,791  11.547104     15.037669        55,454
     Capital Appreciation Portfolio ................      1,580   6.834023      7.022777        10,840
     Growth Portfolio ..............................      2,361   7.082990      9.035150        20,810
     Worldwide Growth Portfolio ....................      2,506   7.389719      9.810429        23,887
     International Growth Portfolio ................        693   7.536654      9.470891         6,455
PBHG Insurance Series Fund, Inc.:
     Growth II Portfolio ...........................        321   6.483531      6.726823         2,108
     Large Cap Growth Portfolio ....................        538   8.118359     10.457164         5,483
     Mid Cap Portfolio .............................        711   8.068197      8.168835         5,747
     Select Value Portfolio ........................        383   6.744883      6.829025         2,591
     Technology & Communications Portfolio .........      1,924   4.716523      4.858762         9,123
Strong Funds:
     Mid Cap Growth Fund II ........................        591   7.127359      9.206023         5,280
     Opportunity Fund II ...........................        696   9.547304     11.797331         7,971
The Van Kampen Universal Institutional Funds, Inc.:.
     Emerging Markets Portfolio ....................        146   5.670122      8.120134           832
     Core Plus Fixed Income Portfolio ..............      1,076  12.596637     13.656469        14,460
     Mid Cap Value Portfolio .......................        392   9.168344     11.418226         4,365
     U.S. Real Estate Portfolio ....................        476  12.202516     13.127169         6,103
     Value Portfolio ...............................        538   8.789584      9.322154         4,891
Timothy Partners, Ltd.:
     Small-Cap VS ..................................        418  11.517409     11.862623         4,841
     Conservative Growth VS (*) ....................        169   8.910599      8.934171         1,505
     Strategic Growth VS (*) .......................        164   8.189622      8.194917         1,340



                                                                        Periods Ended December 31, 2002
                                                       ----------------------------------------------------------------
                                                         Investments      Expenses Ratio           Total Return
                                                       Income Ratio(1)  Lowest  to  Highest(2)   Lowest  to  Highest(3)
                                                       ---------------  ----------------------   ----------------------
Scudder VIT Funds:
     EAFE Equity Index ..............................        1.90%       0.90%       1.50%        -22.76%    -22.30%
     Equity 500 Index ...............................        0.98%       0.90%       1.40%        -23.39%    -23.01%
     Small Cap Index ................................        0.71%       0.75%       1.50%        -21.76%    -21.18%
Dreyfus Variable Investment Funds:
     Appreciation Portfolio .........................        1.19%       0.75%       1.50%        -17.74%    -17.50%
     Growth and Income Portfolio ....................        0.60%       0.75%       1.50%        -26.25%    -26.14%
     Money Market Portfolio .........................        1.56%       0.75%       1.50%          0.18%      0.30%
     Small Cap Portfolio ............................        0.05%       0.75%       1.50%        -20.12%    -19.88%
Dreyfus Funds:
     Socially Responsible Growth Fund, Inc ..........        0.21%       0.75%       1.50%        -29.58%    -29.72%
     Stock Index Fund ...............................        1.40%       0.75%       1.65%        -23.32%    -23.09%
Invesco Variable Investment Funds, Inc.:
     Dynamics Fund ..................................        0.00%       0.75%       1.50%        -32.91%    -32.41%
     Core Equity Fund ...............................        1.46%       0.75%       1.50%        -20.11%    -19.99%
     Health Sciences Fund ...........................        0.00%       0.75%       1.50%        -25.57%    -25.01%
     High Yield Fund ................................        9.96%       0.75%       1.50%         -2.51%     -2.37%
     Financial Services Fund ........................        0.76%       0.75%       1.50%        -16.16%    -15.53%
     Small Company Growth Fund ......................        0.00%       0.75%       1.50%        -32.13%    -31.63%
     Total Return Fund ..............................        2.10%       1.10%       1.40%        -11.46%    -11.20%
Janus Aspen Series:
     Aggressive Growth Portfolio ....................        0.00%       0.75%       1.50%        -28.58%    -28.61%
     Balanced Portfolio .............................        2.52%       0.75%       1.65%         -7.60%     -7.33%
     Capital Appreciation Portfolio .................        0.58%       0.75%       1.50%        -16.92%    -16.30%
     Growth Portfolio ...............................        0.00%       0.75%       1.50%        -27.42%    -27.20%
     Worldwide Growth Portfolio .....................        0.90%       0.75%       1.50%        -26.42%    -26.20%
     International Growth Portfolio .................        1.24%       0.90%       1.50%        -26.50%    -26.39%
PBHG Insurance Series Fund, Inc.:
     Growth II Portfolio ............................        0.00%       0.75%       1.50%        -31.05%    -31.08%
     Large Cap Growth Portfolio .....................        0.00%       0.75%       1.65%        -30.19%    -29.98%
     Mid Cap Portfolio ..............................        0.00%       0.75%       1.50%        -19.86%    -19.26%
     Select Value Portfolio .........................        1.19%       0.75%       1.50%        -26.18%    -25.63%
     Technology & Communications Portfolio ..........        0.00%       0.75%       1.50%        -54.67%    -54.42%
Strong Funds:
     Mid Cap Growth Fund II .........................        0.00%       0.75%       1.50%        -38.10%    -38.14%
     Opportunity Fund II ............................        0.39%       0.75%       1.50%        -27.72%    -27.51%
The Van Kampen Universal Institutional Funds, Inc.:
     Emerging Markets Portfolio .....................        0.00%       0.90%       1.40%        -10.16%     -9.71%
     Core Plus Fixed Income Portfolio ...............        4.31%       0.75%       1.50%          6.00%      6.16%
     Mid Cap Value Portfolio ........................        0.00%       0.75%       1.50%        -28.91%    -28.70%
     U.S. Real Estate Portfolio .....................        3.97%       0.75%       1.50%         -2.01%     -1.72%
     Value Portfolio ................................        1.11%       0.75%       1.50%        -22.85%    -22.89%
Timothy Partners, Ltd.:
     Small-Cap VS ...................................        0.00%       0.75%       1.50%        -18.61%    -18.00%
     Conservative Growth VS (*) .....................        0.69%       1.10%       1.50%        -10.89%    -10.66%
     Strategic Growth VS (*) ........................        0.00%       1.40%       1.50%        -18.10%    -18.05%


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note: Year ended unless otherwise noted

   (*) Period for May 1, 2002 (commencement of operations) to December 31, 2002.

                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2001

(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS - CONTINUED

                                                                      At December 31,   2001
                                                           --------------------------------------------
                                                           Units          Unit Value         Net Assets
                   Subaccount                              (000s)    Lowest   to  Highest     (000s)
-----------------------------------------------------------------  ------------------------  ------------
Scudder VIT Funds:
  EAFE Equity Index....................................       101  $  7.299765  $  7.396296   $    735
  Equity 500 Index.....................................       240     8.383718     8.494513      2,009
  Small Cap Index......................................       154    11.074827    11.221359      1,706
Dreyfus Variable investment Funds:
  Appreciation Portfolio...............................       725    10.228319    12.747715      9,061
  Growth and Income Portfolio..........................       649    10.560897    11.648352      7,409
  Money Market Portfolio...............................    17,922     1.134928     1.174767     20,664
  Small Cap Portfolio..................................       708    11.833795    12.646674      8,772
Dreyfus Funds:

  Socially Responsible Growth Fund, Inc................     1,071     9.318292    11.544188     12,115
  Stock index Fund.....................................     4,214     9.894503    12.455945     51,325
Invesco Variable investment Funds. Inc.:
  Dynamics Fund (*)....................................        93     8.067308     8.067308        752
  Core Equity Fund.....................................     1,205    10.939435    12.999453     15,360
  Health Sciences Fund (*).............................        61    10.168588    10.205610        622
  High Yield Fund......................................       549     7.529874     8.579354      4,617
  Financial Services Fund (*)..........................        73     9.609846     9.616190        699
  Small Company Growth Fund (*)........................        28     8.832577     8.838420        245
  Total Return Fund....................................       367    10.134755    10.338078      3,721
Janus Aspen Series:
  Aggressive Growth Portfolio..........................     1,233    10.086016    12.926320     15,606
  Balanced Portfolio...................................     3,643    12.646851    16.226337     57,792
  Capital Appreciation Portfolio.......................     1,677     8.225736     8.357094     13,838
  Growth Portfolio.....................................     2,226     9.875724    12.411252     27,076
  Worldwide Growth Portfolio...........................     2,408    10.164080    13.294015     31,292
  International Growth Portfolio.......................       655    10.377532    12.952582      8,694
PBHG Insurance Series Fund. Inc.:
  Growth II Portfolio..................................       352     9.403165     9.760837      3,366
  Large Cap Growth Portfolio...........................       547    11.769124    14.935453      8,002
  Mid Cap Portfolio (*}................................       226    10.067711    10.104428      2,276
  Select Value Portfolio (*)...........................       287     9.136677     9.169998      2,624
  Technology & Communications Portfolio................     1,608    10.405028    10.660475     16,805
Strong Funds:
  Mid Cap Growth Fund II...............................       588    11.515176    14.880887      8.537
  Opportunity Fund II..................................       656    13.368024    16.273988     10,426
The Van Kampen Universal institutional Funds, Inc.:
  Emerging Markets Portfolio...........................       158     6.311285     8.993705      1,001
  Core Plus Fixed Income Portfolio.....................       717    12.639254    12.949664      9,099
  Mid Cap Value Portfolio..............................       341    13.052029    16.014471      5,348
  U.S. Real Estate Portfolio...........................       272    13.036863    13.357067      3,557
  Value Portfolio......................................       408    11.392961    12.089242      4,835
Timothy Partners, Ltd.:
  Small-Cap VS.........................................       360    14.150023    14.356543      5,116

                                                                      Periods Ended  December 31, 2001
                                                         -------------------------------------------------------------------
                                                            Investment        Expenses, Ratio          Total Return
                   Subaccount                            Income Ratio (1)  Lowest  to  Highest (2)  Lowest   to  Highest (3)
-------------------------------------------------------------------------  -----------------------  ------------------------
Scudder VIT Funds:
  EAFE Equity Index...................................         0.00%        0.90%         1.40%     -25.73%        -25.36%
  Equity 500 Index....................................         0.78%        0.90%         1.40%     -13.40%        -12.97%
  Small Cap Index.....................................         0.75%        0.90%         1.40%       0.65%          1.15%
Dreyfus Variable investment Funds:
  Appreciation Portfolio..............................         0.85%        0.90%         1.50%     -10.66%        -10.12%
  Growth and Income Portfolio.........................         0.49%        0.90%         1.50%      -7.25%         -6.69%
  Money Market Portfolio..............................         2.57%        0.90%         1.50%       2.13%          2.71%
  Small Cap Portfolio.................................         0 46%        0.90%         1.50%      -7.51%         -6.96%
Dreyfus Funds:
  Socially Responsible Growth Fund, Inc...............         0.07%        0.90%         1.50%     -23.73%        -23.27%
  Stock index Fund....................................         1.10%        0.90%         1.65%     -13.62%        -12.97%
Invesco Variable investment Funds. Inc.:
  Dynamics Fund (*)...................................         0.00%        1.40%         1.40%     -19.33%        -19.33%
  Core Equity Fund....................................         1.13%        0.90%         1.50%     -10.32%         -9.79%
  Health Sciences Fund (*)............................         0.65%        0.95%         1.50%       1.69%          2.06%
  High Yield Fund.....................................        11.41%        0.90%         1.50%     -16.19%        -15 69%
  Financial Services Fund (*).........................         0.66%        1.40%         1.50%      -3.90%         -3.84%
  Small Company Growth Fund (*).......................         0.00%        1.40%         1.50%     -11.67%        -11.62%
  Total Return Fund...................................         2.36%        0.95%         1.40%      -2.84%         -2.41%
Janus Aspen Series:
  Aggressive Growth Portfolio.........................         0.00%        0.90%         1.50%     -40.35%        -40.00%
  Balanced Portfolio..................................         2.68%        0.90%         1.65%      -6.22%         -5.52%
  Capital Appreciation Portfolio......................         1.25%        0.90%         1.50%     -22.84%        -22.38%
  Growth Portfolio....................................         0.27%        0.90%         1.50%     -25.85%        -25.41%
  Worldwide Growth Portfolio..........................         0.49%        0.90%         1.50%     -23.59%        -23.13%
  International Growth Portfolio......................         1.10%        0.90%         1.50%     -24.38%        -23.92%
PBHG Insurance Series Fund. Inc.:
  Growth II Portfolio.................................         0.00%        0.90%         1.50%     -41.35%        -41.00%
  Large Cap Growth Portfolio..........................         0.00%        0.90%         1.65%     -29.45%        -28.93%
  Mid Cap Portfolio (*}...............................         0.80%        0.95%         1.50%       0.68%          1.04%
  Select Value Portfolio (*)..........................         1.16%        0.95%         1.50%      -8.63%         -8.30%
  Technology & Communications Portfolio...............        31.47%        0.90%         1.50%     -53.03%        -52.75%
Strong Funds:
  Mid Cap Growth Fund II..............................         0.00%        0.90%         1.50%     -31.80%        -31.39%
  Opportunity Fund II.................................         0.48%        0.90%         1.50%      -5.14%         -4.57%
The Van Kampen Universal institutional Funds, Inc:
  Emerging Markets Portfolio..........................         0.00%        0.90%         1.40%      -7.79%         -7.33%
  Core Plus Fixed Income Portfolio....................         5.37%        0.95%         1.50%       7.70%          8.29%
  Mid Cap Value Portfolio.............................         0.00%        0.90%         1.50%      -4.59%         -4.02%
  U.S. Real Estate Portfolio..........................         4.79%        0.95%         1.50%       8.21%          8.80%
  Value Portfolio.....................................         1.43%        0.90%         1.50%       0.75%          1.35%
Timothy Partners, Ltd.:
  Small-Cap VS........................................         0.00%        1.10%         1.50%      10.18%         10.62%

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expenses ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note: Year ended unless otherwise noted.

         (*) Period for May 1, 2001 (commencement of operations) to December 31, 2001.

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2003 and 2002
with Report of Independent Auditors

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                              FINANCIAL STATEMENTS
                     YEARS ENDED DECEMBER 31, 2003 AND 2002

                                    CONTENTS

Report of Independent Auditors..........................................       1
Audited Financial Statements

Balance Sheets .........................................................       2
Income Statements ......................................................       3
Statements of Changes in Stockholder's Equity...........................       4
Statements of Cash Flows ...............................................       5
Notes to Financial Statements...........................................       6

                         REPORT OF INDEPENDENT AUDITORS

Board of Directors
Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.


                                   /s/ Ernst & Young LLP



Cincinnati, Ohio
February 12, 2004

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                             (DOLLARS IN THOUSANDS)

                                                                                   DECEMBER 31
                                                                           --------------------------
                                                                             2003            2002
                                                                           -----------    -----------
ASSETS
Invested assets:
   Fixed maturities - at market (amortized cost - $569,920 and $458,482)   $   590,382    $   478,054
   Policy loans                                                                 10,325          8,600
   Cash and short-term investments                                               3,588         35,782
                                                                           -----------    -----------
       Total investments                                                       604,295        522,436

Accrued investment income                                                        7,035          6,188
Unamortized insurance acquisition costs, net                                    77,461         68,208
Receivables from affiliates                                                        416          3,792
Other assets                                                                     2,304          5,748
Variable annuity assets (separate accounts)                                    568,466        455,142
                                                                           -----------    -----------

    Total assets                                                           $ 1,259,977    $ 1,061,514
                                                                           ===========    ===========

LIABILITIES
Annuity benefits accumulated                                               $   581,880    $   496,888
Accounts payable, accrued expenses, and other liabilities                        4,578         10,104
Variable annuity liabilities (separate accounts)                               568,466        455,142
                                                                           -----------    -----------

    Total liabilities                                                        1,154,924        962,134
                                                                           -----------    -----------

STOCKHOLDER'S EQUITY
Common stock, par value - $125 per share:
   - 25,000 shares authorized
   - 20,000 shares issued and outstanding                                        2,500          2,500
Capital surplus                                                                100,550        100,550
Retained deficit                                                                (1,734)        (6,325)
Unrealized gains on marketable securities, net                                   3,737          2,655
                                                                           -----------    -----------

    Total stockholder's equity                                                 105,053         99,380
                                                                           -----------    -----------

Total liabilities and stockholder's equity                                 $ 1,259,977    $ 1,061,514
                                                                           ===========    ===========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                INCOME STATEMENTS
                                 (IN THOUSANDS)

                                                                                  DECEMBER 31
                                                                           --------------------------
                                                                              2003           2002
                                                                           -----------    -----------
REVENUES:
   Net investment income                                                   $    30,314    $    26,486
   Realized gains on investments                                                   445            442
   Annuity policy charges                                                       10,541         10,472
   Other income                                                                    859            485
                                                                           -----------    -----------

                                                                                42,159         37,885

COSTS AND EXPENSES:
   Annuity benefits                                                             19,497         20,795
   Insurance acquisition expenses                                                8,922         19,563
   Other expenses                                                                6,677          5,497
                                                                           -----------    -----------

                                                                                35,096         45,855
                                                                           -----------    -----------

Operating earnings (losses) before income taxes                                  7,063         (7,970)
(Provision) benefit for income taxes                                            (2,472)         2,800
                                                                           -----------    -----------

NET INCOME (LOSS)                                                          $     4,591    $    (5,170)
                                                                           ===========    ===========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                                 (IN THOUSANDS)

                                                              DECEMBER 31
                                                        ------------------------
                                                           2003          2002
                                                        ----------    ----------
COMMON STOCK:
   Balance at beginning and end of year                 $    2,500    $    2,500
                                                        ==========    ==========

CAPITAL SURPLUS:
   Balance at beginning of year                         $  100,550    $   70,550
   Capital contribution by parent                                -        30,000
                                                        ----------    ----------
   Balance at end of year                               $  100,550    $  100,550
                                                        ==========    ==========

RETAINED EARNINGS (DEFICIT):
   Balance at beginning of year                         $   (6,325)   $   (1,155)
   Net income (loss)                                         4,591        (5,170)
                                                        ----------    ----------
   Balance at end of year                               $   (1,734)   $   (6,325)
                                                        ==========    ==========

UNREALIZED GAINS (LOSSES), NET:
   Balance at beginning of year                         $    2,655    $      (83)
   Change during year                                        1,082         2,738
                                                        ----------    ----------
   Balance at end of year                               $    3,737    $    2,655
                                                        ==========    ==========

COMPREHENSIVE INCOME (LOSS):
    Net income (loss)                                   $    4,591    $   (5,170)
    Other comprehensive income - change in net
           unrealized gains on marketable securities         1,082         2,738
                                                        ----------    ----------
    Comprehensive gain (loss)                           $    5,673    $   (2,432)
                                                        ==========    ==========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                                      DECEMBER 31
                                                                               ------------------------
                                                                                  2003          2002
                                                                               ----------    ----------
Cash flows from operating activities:
Net income (loss)                                                              $    4,591    $   (5,170)
Adjustments:
   Benefits to annuity policyholders                                               18,352        20,795
   Amortization of insurance acquisition costs                                      7,781        18,305
   Depreciation and amortization                                                      158          (165)
   Realized gains on investments, net                                                (445)         (442)
   Increase in insurance acquisition costs                                        (16,120)      (16,693)
   Increase in accrued investment income                                             (847)         (866)
   Increase (decrease) in payable to affiliates, net                                3,395        (3,166)
   (Decrease) increase in other liabilities                                        (2,583)          584
   (Decrease) increase in other assets                                              3,377        (4,669)
   Other, net                                                                       1,100          (242)
                                                                               ----------    ----------

     Cash inflows from operating activities                                        18,759         8,271

Cash flows from investing activities:
   Purchases of investments in:
     Fixed maturity investments                                                  (338,606)     (246,930)
     Securities purchased not paid                                                 (3,486)        3,486
   Sales of:
     Fixed maturity investments                                                   228,223       142,290
   Increase in policy loans                                                        (1,725)       (1,367)
                                                                               ----------    ----------

     Cash outflows from investing activities                                     (115,594)     (102,521)

Cash flows from financing activities:
   Annuity receipts, net of separate account activity                             125,790       124,996
   Annuity surrenders, benefits, and withdrawals, net of separate accounts        (62,115)      (50,521)
   Capital contribution from parent                                                     -        30,000
   Net transfers from variable annuity assets                                         966        20,807
                                                                               ----------    ----------

     Cash inflows from financing activities                                        64,641       125,282

Net (decrease) increase in cash and short-term investments                        (32,194)       31,032
Beginning cash and short-term investments                                          35,782         4,750
                                                                               ----------    ----------
Ending cash and short-term investments                                         $    3,588    $   35,782
                                                                               ==========    ==========

See accompanying notes to financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

A. DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the state of Ohio, is an indirectly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded, financial services holding company of which American Financial Group, Inc. ("AFG") owned 82% as of December 31, 2003.

AILIC's products are variable and fixed annuities. The variable annuities are marketed to hospitals, educational institutions and other qualified and non-qualified markets. AILIC also writes individual fixed annuity products produced mainly by one large agency, primarily in the western part of the United States. In 2003 and 2002, the individual fixed annuity products represented approximately 41% and 26%, respectively, of total annuity receipts.

B. ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States. Preparation of the financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

INVESTMENTS

All fixed maturity securities are considered "available for sale" and reported at fair value with unrealized gains and losses reported as a separate component of stockholders' equity. Short-term investments are carried at cost; policy loans are carried at the aggregate unpaid balance. Premiums and discounts on mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. The most significant determinants of prepayments are the differences between interest rates of the underlying mortgages and current mortgage loan rates and the structure of the security. Other factors affecting prepayments include the size, type and age of underlying mortgages, the geographic location of the mortgaged properties and the creditworthiness of the borrowers. Variations from anticipated prepayments will affect the life and yield of these securities.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings (included in realized gains) and the cost basis of that investment is reduced.

Emerging Issues Task Force Issue No. 99-20 ("EITF 99-20") established a new standard for recognizing interest income and impairment on certain asset-backed investments. Interest income on these investments is recorded at a yield based on projected cash flows. The yield is adjusted prospectively to reflect actual cash flows and changes in projected amounts. Impairment losses on these investments must be recognized when (i) the fair value of the security is less than its cost basis and (ii) there has been an adverse change in the expected cash flows. Impairments are recognized as a component of net realized gains and losses.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

INSURANCE ACQUISITION COSTS AND EXPENSES

Unamortized insurance acquisition costs consist of deferred policy acquisition costs ("DPAC"). Insurance acquisition expenses in the income statement reflect primarily the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in "Other Expenses."

DPAC (principally commissions, advertising, policy issuance and sales expenses that vary with and are primarily related to the production of new business) is deferred to the extent that such costs are deemed recoverable.

DPAC is amortized, with interest, in relation to the present value of expected gross profits on the policies. These expected gross profits consist principally of estimated future net investment income and surrender, mortality and other variable annuity policy charges, less estimated future interest on policyholders' funds, policy administration expenses and death benefits in excess of account values.

To the extent that realized gains and losses result in adjustments to the amortization of DPAC, such adjustments are reflected as components of realized gains. DPAC is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in "Unrealized gains on marketable securities, net" in the stockholder's equity section of the balance sheet.

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in "annuity benefits accumulated" rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges. Reserves for fixed annuities are generally recorded at the stated annuitization value.

VARIABLE ANNUITY ASSETS AND LIABILITIES

Separate accounts related to variable annuities represent deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, and for which the contract holder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. Fees charged on separate account policyholder account values are included in annuity policy charges.

INCOME TAXES

AILIC is part of the American Financial Group, Inc. ("AFG") tax group. AILIC has a separate tax allocation agreement with AFG that designates how tax payments are shared by members of the tax group. In general, AILIC computes taxes on a separate return basis. The tax allocation agreement with AFG has not impacted the recognition of income tax expense and income tax payable in AILIC's financial statements.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

BENEFIT PLANS

GAFRI provides retirement benefits to qualified employees of participating companies through the GAFRI Retirement and Savings Plan. Under the retirement fund portion of the Plan, contributions are at the discretion of the GAFRI Board of Directors and are invested primarily in GAFRI common stock. Under the savings fund portion of the Plan, GAFRI matches a percentage of employee contributions. Employees have been permitted to direct the investment of their contributions to independently managed investment funds. Matching contributions to the savings fund portion of the Plan are also invested in accordance with participant elections. Company contributions to the Plan are charged against earnings in the year for which they are declared.

GAFRI and certain of its subsidiaries provide certain benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, "investing activities" are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. "Financing activities" include annuity receipts, benefits and withdrawals and obtaining resources from owners and providing them with a return on their investments. All other activities are considered "operating." Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC's future earnings or cash flows.

Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, fair value of comparable securities or similar methods.

Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities approximates their carrying value.

The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

C. INVESTMENTS

Fixed maturity investments at December 31 consisted of the following (in thousands):

                                                                      2003
                                                -------------------------------------------------
                                                                             Gross Unrealized
                                                Amortized      Market     -----------------------
                                                   Cost         Value         Gains       Losses
                                                -------------------------------------------------
U.S. Government and government agencies
  and authorities                               $  122,545   $  125,508   $    3,122   $      159
Public utilities                                    60,022       63,421        3,758          359
Mortgage-backed securities                         137,673      137,241        1,279        1,711
All other corporate                                249,680      264,212       15,348          816
                                                -------------------------------------------------

                                                $  569,920   $  590,382   $   23,507   $    3,045
                                                =================================================

                                                                      2002
                                                -------------------------------------------------
                                                                             Gross Unrealized
                                                Amortized      Market     -----------------------
                                                   Cost         Value         Gains       Losses
                                                -------------------------------------------------

U.S. Government and government agencies
  and authorities                               $   86,014   $   90,933   $    4,919   $        -
Public utilities                                    43,472       44,326        2,334        1,480
Mortgage-backed securities                         128,492      132,679        4,661          474
Redeemable preferred stock                              59           75           16            -
All other corporate                                200,445      210,041       13,448        3,852
                                                -------------------------------------------------

                                                $  458,482   $  478,054   $   25,378   $    5,806
                                                =================================================

The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003 (in thousands):

                                                 Twelve Months or Less    More Than Twelve Months
                                                -------------------------------------------------
                                                Unrealized     Market     Unrealized     Market
                                                   Loss        Value         Loss        Value
                                                -------------------------------------------------
U.S. Government and government agencies
     and authorities                            $      159   $   57,439   $        -   $        -
Corporate Bonds                                      2,290      131,609          596        7,465
                                                ----------   ----------   ----------   ----------

Total fixed maturity investments                $    2,449   $  189,048   $      596   $    7,465
                                                ==========   ==========   ==========   ==========

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

The table below sets forth the scheduled maturities of AILIC's fixed maturity investments based on market value as of December 31, 2003 (in thousands). Data based on amortized cost is generally the same.

Maturity
      One year or less                                   $   2,997
      After one year through five years                    154,820
      After five years through ten years                   203,562
      After ten years                                       91,762
                                                         ---------
       Subtotal                                            453,141

     Mortgage-backed securities                            137,241
                                                         ---------

Total bonds by maturity                                  $ 590,382
                                                         =========

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $228.3 million in 2003 and $142.3 million in 2002. Gross realized gains of $2.8 million and $2.8 million and gross realized losses of $1.3 million and $0.4 million were realized on those sales during 2003 and 2002, respectively.

At December 31, 2003 and 2002, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.

The Company reported realized losses of approximately $1.1 million and $2.0 million in 2003 and 2002, respectively, as a result of the write down of impaired bonds and preferred stock.

Net investment income consisted of the following (in thousands):

                                    2003          2002
                                 ----------    ----------
Bonds                            $   30,167    $   26,168
Preferred stocks                          -            47
Short-term investments                  246           374
Cash on hand and on deposit              20            (5)
Policy loans                            705           514
                                 ----------    ----------
Gross investment income              31,138        27,098

Investment expenses                    (824)         (612)
                                 ----------    ----------

Net investment income            $   30,314    $   26,486
                                 ==========    ==========

AILIC's investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.8 million in 2003 and $0.6 million in 2002.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

D. INSURANCE ACQUISITION EXPENSES

In 2003 and 2002, DPAC charges of $2.8 million and $13.5 million resulted from the actual performance of the equity markets and a reduction of assumed future returns. Poor performance in the equity markets could lead to additional DPAC write-offs or a charge to earnings in order to accrue for guaranteed minimum death benefits included in the variable products. (See Note H - "Recent Accounting Standards").

E. STOCKHOLDER'S EQUITY

The payment of dividends by AILIC to shareholders is limited and can only be made from earned profits unless prior approval is received from the Ohio Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Ohio Insurance Commissioner is also subject to restrictions relating to statutory surplus and net income. In 2003, AILIC cannot pay dividends without prior approval of the Ohio Insurance Commissioner.

Total statutory capital and surplus for the Company at December 31, 2003 and 2002, respectively, was $50.0 million and $38.6 million. The Company received capital contributions of $30.0 million in 2002 from its parent in order to meet statutory capital requirements.

The change in net unrealized gains on marketable securities included the following (in thousands):

                                                             2003                                      2002
                                            --------------------------------------    --------------------------------------
                                              Pretax         Taxes         Net          Pretax        Taxes           Net
                                              ------         -----         ---          ------        -----           ---
Unrealized holding gains (losses) on
  securities arising during the period      $    2,110    $     (739)   $    1,371    $    4,654    $   (1,629)   $    3,025
Realized losses (gains) on securities             (445)          156          (289)         (442)          155          (287)
                                            ----------    ----------    ----------    ----------    ----------    ----------
Change in net unrealized gains (losses)
  on marketable securities                  $    1,665    $     (583)   $    1,082    $    4,212    $   (1,474)   $    2,738
                                            ==========    ==========    ==========    ==========    ==========    ==========

F. FEDERAL INCOME TAXES

The differences in income taxes computed at the statutory rate of 35% and income taxes as shown in the income statement are related to permanent tax adjustments in 2003 and 2002. There were no material permanent tax adjustments in 2003 and 2002.

The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on marketable securities, included in the Balance Sheets were as follows (in thousands):

                                                              December 31,
                                                        ------------------------
                                                           2003          2002
                                                        ------------------------
Deferred tax assets:
   Investment securities                                $        -    $    1,010
   Policyholder liabilities                                 16,202        12,077

Deferred tax liabilities:
   Unamortized insurance acquisition costs              $  (24,719)   $  (21,544)

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           DECEMBER 31, 2003 AND 2002

G. RELATED PARTY TRANSACTIONS

AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2003 and 2002, AILIC paid $0.8 million and $0.6 million, respectively, in investment management fees.

AILIC has an agreement with Great American Advisors, Inc. ("GAA"), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2003 and 2002, AILIC paid $3.7 million and $3.5 million, respectively, in commissions to GAA.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2003 and 2002, AILIC paid $6.2 million and $5.2 million, respectively, for services to affiliates.

H. RECENT ACCOUNTING STANDARD

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1 ("SOP"), "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." The most significant accounting implications to AILIC of the SOP are as follows: (1) amortizing DPAC over the life of deferred annuity contracts excluding the annuitization phase; and (2) establishing an additional liability for guaranteed minimum death benefits for variable annuity contracts.

The Company will adopt the SOP effective January 1, 2004 and it will be reported as a cumulative effect of change in accounting principles in the 2004 results of operation. Although interpretation of accounting for certain items covered by the SOP has not been finalized, the effect of initially adopting this SOP is not expected to have a material impact on the Company.

PART C
OTHER INFORMATION - 333-51971

ITEM 24 FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     All required financial Statements are included in Parts A or B of this Registration Statement.

(b)  Exhibits

     (1) Resolution of the Board of Directors of Annuity Investors Life Insurance Company(R) authorizing establishment of Annuity Investors(R) Variable Account B.(1/)

     (2)  Not Applicable


     (3) (a) Distribution Agreement between Annuity Investors Life Insurance Company and AAG Securities, Inc. (n/k/a Great American Advisors(R), Inc.).(2/)


          (i)  Amended Schedule 1 to Distribution Agreement.(3/)

          (b) Revised Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisor(R), Inc. and another Broker-Dealer.(12/)

     (4)  Individual and Group Contract Forms and Endorsements.

          (a)  Form of Bonus Group Flexible Premium Deferred Annuity Contract.
               (3/)

          (b) Form of Certificate of Participation under Bonus Group Contract. (3/)

          (c) Form of Bonus Qualified Individual Flexible Premium Deferred Annuity Contract.(3/)

          (d) Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract.(3/)

          (e)  Form of Loan Endorsement to Individual Contract.(2/)

          (f) Form of Texas Optional Retirement Program Endorsement to Individual Contract.(2/)

          (g)  Form of Long-Term Care Waiver Rider to Individual Contract.(2/)

          (h)  Form of Loan Endorsement to Group Contract.(2/)

          (i) Form of Loan Endorsement to Certificate of Participation under a Group Contract.(2/)

          (j)  Form of Deferred Compensation Endorsement to Group Contract.(2/)

          (k) Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract.(4/)

          (l) Form of Texas Optional Retirement Program Endorsement to Group Contract.(4/)

          (m) Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract.(2/)

          (n)  Form of Long-Term Care Waiver Rider to Group Contract.(2/)

          (o) Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract.(2/)

          (p) Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract.(3/)

          (q) Form of SIMPLE IRA Endorsement to Qualified Individual Contract. (3/)

          (r)  Form of Roth IRA Endorsement to Qualified Individual Contract.
               (3/)

          (s)  Form of Employer Plan Endorsement to Group Contract.(3/)

          (t) Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract.(3/)

          (u) Form of Employer Plan Endorsement to Qualified Individual Contract.(3/)

          (v)  Form of Tax Sheltered Annuity Endorsement to Group Contract.(3/)

          (w) Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract.(3/)

          (x) Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract.(3/)

          (y) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract.(3/)

          (z) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract.(3/)

          (aa) Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract.(3/)

          (bb) Form of Governmental Section 457 Plan Endorsement to Group Contract.(3/)

          (cc) Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract.(3/)

          (dd) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract.(3/)

          (ee) Form of Successor Owner Endorsement to Group Contract.(5/)

          (ff) Form of Successor Owner Endorsement to Certificate of Participation under a group Contract.(5/)

          (gg) Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract.(5/)

          (hh) Form of Individual Retirement Annuity Endorsement to Group Contract.(6/)

          (ii) Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract.(6/)

          (jj) Form of SIMPLE IRA Endorsement to Group Contract.(6/)

          (kk) Form of SIMPLE IRA Endorsement to Certificate of Participation under a Group Contract.(6/)

          (ll) Form of Roth IRA Endorsement to Group Contract.(6/)

          (mm) Form of Roth IRA Endorsement to Certificate of Participation under a Group Contract.(6/)

          (nn) Form of Unisex Endorsement to Non-Qualified Individual Contract. (6/)


          (oo) Revised Form of Bonus Qualified Individual Flexible Premium Deferred Annuity Contract (16/).



          (pp) Revised Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract (16/).


      (5) (a) Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.(3/)

          (b) Form of Application for Group Flexible Premium Deferred Annuity Contract.(3/)

          (c) Revised Form of Application for Group Flexible Premium deferred Annuity Contract.(4/)

          (d) Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.(13/)

     (6) (a) Articles of Incorporation of Annuity Investors Life Insurance Company(R).(1/)

               (i) Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996.(7/)

               (ii) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/

          (b) Code of Regulations of Annuity Investors Life Insurance Company. (6/)

     (7)  Not Applicable.

     (8) (a) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2/

               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund.

          (b) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund.(2/)

               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund.

          (c) Participation Agreement between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

               (i) Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.

          (d) Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series.(2/)

               (i) Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series.(3/)

          (e) Participation Agreement between Annuity Investors Life Insurance Company and Strong Special Fund II, Inc.(n/k/a Strong Opportunity Fund II) (2/)

          (f) Participation Agreement between Annuity Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc.(2/)

               (i) Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company and INVESCO Variable Investment Funds, Inc.


               (ii) Amendment dated October 31, 2001 to Participation Agreement by and between Annuity Investors Life Insurance Company, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. (17/)



               (iii) Amendment to Amended and Restated Participation Agreement
                     effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. (17/)


          (g) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Fund, Inc.). 3/

               (i) Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc.(n/k/a Van Kampen Universal Institutional Funds Inc.) (3/)

          (h) Participation Agreement between Annuity Investors Life Insurance Company and PBHG Insurance Series Fund, Inc. 2/


               (i) Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Investors Life Insurance Company. (17/)


          (i) Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.(n/k/a Great American(R) Financial Resources, Inc.).(2/)

          (j) Agreement between AAG Securities, Inc. (n/k/a Great American Advisors, Inc.) and AAG Insurance Agency, Inc.(2/)

          (k) Investment Services Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.(n/k/a Great American Financial Resources, Inc.).(2/)

          (l) Service Agreement between Annuity Investors Life Insurance Company and Strong Capital Management, Inc.(2/)

          (m) Service Agreement between Annuity Investors Life Insurance Company and

               Pilgrim Baxter & Associates, Ltd.(2/)

          (n) Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.)

          (o) Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company.(2/)

          (p) Service Agreement between Annuity Investors Life Insurance Company (R) and Janus Capital Corporation.(2/)

          (q) Service Agreement between INVESCO Funds Inc. and Annuity Investors Life Insurance Company.(4/)

          (r) Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.(4/)

          (s) Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company.(4/)

          (t) Participation Agreement between BT Insurance Funds, Inc. (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder VIT Funds) Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investment ) and Annuity Investors Life Insurance Company.(8/)

          (u) Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company.(8/)

          (v) Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.(14/)

          (w) Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.(14/)

     (9)  Opinion and Consent of Counsel.(1/)


     (10) Consent of Independent Auditors (filed herewith).


     (11) No Financial Statements are omitted from item 23.

     (12) Not Applicable.

     (13) Schedule for Computation of Performance Quotations.(7/)

     (14) Not Applicable.


     (15) Powers of Attorney (16/).


     1/ Incorporated by reference to Pre-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act No. 33-59861, '40 Act File No. 811-07299 on November 8, 1995

     2/ Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act No. 33-59861, '40 Act File No. 811-07299 on December 4, 1995

     3/ Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B SEC File No. 333-19725 on November 17, 1998

     4/   Filed with Post-Effective Amendment No. 3 to Form N-4 on April 6, 1998

     5/ Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act No. 33-59861, '40 Act File No. 811-07299 on June 2, 1995

     6/ Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act No. 33-59861, '40 Act File No. 811-07299 on April 24, 1996

     7/ Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act No. 33-59861 40 Act File No.811-07299, on April 29, 1997

     8/ Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors

          Variable Account B SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on February 26, 1999.

     9/ Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors Variable Account A, SEC '33 File No. 33-65409 '40 Act File No. 811-07299 on December 23, 1996.

     10/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on June 3, 1997.

     11/ Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on February 1, 1999.

     12/ Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on April 28, 2000.

     13/ Incorporated by reference to Post Effective Amendment No. 8, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on April 30, 2001.

     14/ Incorporated by reference to Post Effective Amendment No. 9, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on April 30, 2002.

     15/ Incorporated by reference to Post Effective Amendment No. 12, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017 on April 30, 2003.


     16/ Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File
          No. 333-51971, '40 Act File No. 811-08017 on February 27, 2004.



     17/ Incorporated by reference to Post Effective Amendment No. 4, filed on behalf of Annuity Investors Variable Account C, SEC '33 Act File
          No. 333-88300, '40 Act File No. 811-21095 on or about April 29, 2004.

ITEM 25. DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY

                               PRINCIPAL             POSITIONS AND OFFICES
      NAME                 BUSINESS ADDRESS             WITH THE COMPANY
      ----                 ----------------             ----------------
Charles R. Scheper                (1)         President, Chief Executive Officer and Director
Stephen Craig Lindner             (1)         Director
Mark Francis Muething             (1)         Executive Vice President, Secretary, General
                                              Counsel and Director
Richard Magoteaux                 (1)         Treasurer
Christopher P. Miliano            (1)         Director
Michael J. Prager                 (1)         Director
Adrienne Kessling                 (1)         Senior Vice President - Operations
John P. Gruber                    (1)         Vice President
James L. Henderson                (1)         Vice President
Gary L. Peters                    (1)         Vice President - Variable Annuity Sales
John O'Shaughnessy                (1)         Vice President and Actuary
Richard Sutton                    (1)         Assistant Vice President and Chief Actuary
Catherine A. Crume                (1)         Vice President - Licensing and Commissions
Dale Herr                         (1)         Assistant Vice President and Actuary
D. Quentin Reynolds               (1)         Assistant Vice President
Rebecca J. Schriml                (1)         Assistant Vice President
Thomas E. Mischell                (1)         Assistant Treasurer
William C. Ellis                  (1)         Assistant Treasurer

(1) P.O. Box 5423, Cincinnati, Ohio 45201-5423

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.
The Depositor, Annuity Investors Life Insurance Company(R) , is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources(R), Inc. (f/k/a American Annuity Group,SM Inc.). The Registrant, Annuity Investors(R) Variable Account B, is a segregated asset account of Annuity Investors Life Insurance Company.

The following chart indicates the persons controlled by or under common control with the Company:

                                                                               STATE OF                DATE OF
                    AFG ORGANIZATIONAL CHART                                   DOMICILE             INCORPORATION
                    ------------------------                                   --------             -------------
American Financial Group, Inc.                                                Ohio                    07/01/1997
  |__American Financial Capital Trust I                                       Delaware                09/14/1996
  |__American Financial Corporation (Name Holding Company)                    Ohio                    08/27/1963
  |__American Financial Enterprises, Inc.                                     Connecticut             01/01/1871
  |__American Money Management Corporation                                    Ohio                    03/01/1973
  |__American Security Transfer Company Limited Partnership                   Ohio                    01/01/1991
  |__APU Holding Company                                                      Ohio                    10/15/2003
        |__American Premier Underwriters, Inc.                                Pennsylvania            04/13/1846
              |__The Ann Arbor Railroad Company                               Michigan                09/21/1895
              |__The Associates of the Jersey Company                         New Jersey              11/10/1804
              |__Cal Coal, Inc.                                               Illinois                05/30/1979
              |__Delbay Corporation                                           Delaware                12/27/1962
              |__GAI (Bermuda) Ltd.                                           Bermuda                 04/06/1998
                    |__GAI Insurance Company, Ltd.                            Bermuda                 09/18/1989
              |__Great Southwest Corporation                                  Delaware                10/25/1978
                    |__World Houston, Inc.                                    Delaware                05/30/1974
              |__Hangar Acquisition Corp.                                     Ohio                    10/06/1995
              |__The Indianapolis Union Railway Company                       Indiana                 11/19/1872
              |__Lehigh Valley Railroad Company                               Pennsylvania            04/21/1846
              |__The New York and Harlem Railroad Company                     New York                04/25/1831
              |__The Owasco River Railway, Inc.                               New York                06/02/1881
              |__PCC Real Estate, Inc.                                        New York                12/15/1986
                    |__PCC Chicago Realty Corp.                               New York                12/23/1986
                    |__PCC Gun Hill Realty Corp.                              New York                12/18/1985
                    |__PCC Michigan Realty, Inc.                              Michigan                11/09/1987
                    |__PCC Scarsdale Realty Corp.                             New York                06/01/1986
                          |__Scarsdale Depot Associates, L.P.                 Delaware                05/05/1989
              |__PCC Technical Industries, Inc.                               California              03/07/1955
                    |__ESC, Inc.                                              California              11/02/1962
                    |__Marathon Manufacturing Companies, Inc.                 Delaware                11/18/1983
                          |__Marathon Manufacturing Company                   Delaware                12/07/1979
                    |__PCC Maryland Realty Corp.                              Maryland                08/18/1993
                    |__Penn Camarillo Realty Corp.                            California              11/24/1992
              |__Penn Central Energy Management Company                       Delaware                05/11/1987
              |__Penn Towers, Inc.                                            Pennsylvania            08/01/1958
              |__Pennsylvania-Reading Seashore Lines                          New Jersey              06/14/1901
              |__Pittsburgh and Cross Creek Railroad Company                  Pennsylvania            08/14/1970
              |__PLLS, Ltd.                                                   Washington              05/14/1990
              |__Premier Lease & Loan Services Insurance Agency, Inc.         Washington              12/27/1983
                    |__Premier Lease & Loan Insurance Services B.V.           The Netherlands         08/24/1999
              |__Premier Lease & Loan Services of Canada, Inc.                Washington              02/28/1991
              |__Republic Indemnity Company of America                        California              12/05/1972
                    |__Republic Indemnity Company of California               California              10/13/1982
                    |__Republic Indemnity Medical Management, Inc.            California              03/25/1996
              |__Risico Management Corporation                                Delaware                01/10/1989
              |__Terminal Realty Penn Co.                                     District of             09/23/1968
                                                                              Columbia




                                                                         % OF STOCK OWNED
                                                                           BY IMMEDIATE
                      AFG ORGANIZATIONAL CHART                            PARENT COMPANY            NATURE OF BUSINESS
                      ------------------------                           ----------------           ------------------
American Financial Group, Inc.                                                               Diversified Financial Holding Company
  |__American Financial Capital Trust I                                         100          Statutory Business Trust
  |__American Financial Corporation (Name Holding Company)                      100          Inactive
  |__American Financial Enterprises, Inc.                                     100 (2)        Closed End Investment Company
  |__American Money Management Corporation                                      100          Securities Management Company
  |__American Security Transfer Company Limited Partnership                  93.34 (2)       Limited Partnership
  |__APU Holding Company                                                        100          Holding Company
        |__American Premier Underwriters, Inc.                                  100          Diversified Company
              |__The Ann Arbor Railroad Company                                 99           Inactive
              |__The Associates of the Jersey Company                           100          Inactive
              |__Cal Coal, Inc.                                                 100          Inactive
              |__Delbay Corporation                                             100          Inactive
              |__GAI (Bermuda) Ltd.                                             100          Holding Company
                    |__GAI Insurance Company, Ltd.                              100          Reinsurance
              |__Great Southwest Corporation                                    100          Real Estate Developer
                    |__World Houston, Inc.                                      100          Real Estate Developer
              |__Hangar Acquisition Corp.                                       100          Aircraft Investment
              |__The Indianapolis Union Railway Company                         100          Inactive
              |__Lehigh Valley Railroad Company                                 100          Inactive
              |__The New York and Harlem Railroad Company                       97           Inactive
              |__The Owasco River Railway, Inc.                                 100          Inactive
              |__PCC Real Estate, Inc.                                          100          Holding Company
                    |__PCC Chicago Realty Corp.                                 100          Real Estate Developer
                    |__PCC Gun Hill Realty Corp.                                100          Real Estate Developer
                    |__PCC Michigan Realty, Inc.                                100          Real Estate Developer
                    |__PCC Scarsdale Realty Corp.                               100          Real Estate Developer
                          |__Scarsdale Depot Associates, L.P.                   80           Real Estate Developer
              |__PCC Technical Industries, Inc.                                 100          Holding Company
                    |__ESC, Inc.                                                100          Inactive
                    |__Marathon Manufacturing Companies, Inc.                   100          Holding Company
                          |__Marathon Manufacturing Company                     100          Inactive
                    |__PCC Maryland Realty Corp.                                100          Real Estate Holding Company
                    |__Penn Camarillo Realty Corp.                              100          Real Estate Holding Company
              |__Penn Central Energy Management Company                         100          Inactive
              |__Penn Towers, Inc.                                              100          Inactive
              |__Pennsylvania-Reading Seashore Lines                           66.67         Inactive
              |__Pittsburgh and Cross Creek Railroad Company                    83           Inactive
              |__PLLS, Ltd.                                                     100          Insurance Agency
              |__Premier Lease & Loan Services Insurance Agency, Inc.           100          Insurance Agency
                    |__Premier Lease & Loan Insurance Services B.V.             100          Insurance Agency
              |__Premier Lease & Loan Services of Canada, Inc.                  100          Insurance Agency
              |__Republic Indemnity Company of America                          100          Workers' Compensation Insurance
                    |__Republic Indemnity Company of California                 100          Workers' Compensation Insurance
                    |__Republic Indemnity Medical Management, Inc.              100          Inactive
              |__Risico Management Corporation                                  100          Risk Management
              |__Terminal Realty Penn Co.                                       100          Inactive


                                                                               STATE OF                DATE OF
                    AFG ORGANIZATIONAL CHART                                   DOMICILE             INCORPORATION
                    ------------------------                                   --------             -------------
American Financial Group, Inc.
  |__APU Holding Company
        |__American Premier Underwriters, Inc.
              |__United Railroad Corp.                                        Delaware                11/25/1981
                    |__Detroit Manufacturers Railroad Company                 Michigan                01/30/1902
              |__Waynesburg Southern Railroad Company                         Pennsylvania            09/01/1966
  |__Dixie Terminal Corporation                                               Ohio                    04/23/1970
  |__Fairmont Holdings, Inc.                                                  Ohio                    12/15/1983
  |__Flextech Holding Co., Inc.                                               Ohio                    08/31/2000
  |__FWC Corporation                                                          Ohio                    03/16/1983
  |__Great American Holding, Inc.                                             Ohio                    07/25/2002
        |__Great American Security Insurance Company                          Ohio                    07/01/1987
        |__Great American Spirit Insurance Company                            Indiana                 04/05/1988
  |__Great American Insurance Company                                         Ohio                    03/07/1872
        |__AFC Coal Properties, Inc.                                          Ohio                    12/18/1996
        |__American Empire Surplus Lines Insurance Company                    Delaware                07/15/1977
              |__American Empire Insurance Company                            Ohio                    11/26/1979
                    |__American Empire Underwriters, Inc.                     Texas                   05/19/1976
        |__American Signature Underwriters, Inc.                              Ohio                    04/08/1996
        |__American Special Risk, Inc.                                        Illinois                12/29/1981
        |__Aviation Specialty Managers, Inc.                                  Texas                   09/07/1965
        |__Brothers Property Corporation                                      Ohio                    09/08/1987
              |__Brothers Pennsylvanian Corporation                           Pennsylvania            12/23/1994
              |__Brothers Port Richey Corporation                             Florida                 12/06/1993
              |__Brothers Property Management Corporation                     Ohio                    09/25/1987
              |__Brothers Railyard Corporation                                Texas                   12/14/1993
        |__Crop Managers Insurance Agency, Inc.                               Kansas                  08/09/1989
        |__Dempsey & Siders Agency, Inc.                                      Ohio                    05/09/1956
        |__El Aguila, Compania de Seguros, S.A. de C.V.                       Mexico                  11/24/1994
              |__Financiadora de Primas Condor, S.A. de C.V.                  Mexico                  03/16/1998
        |__FCIA Management Company, Inc.                                      New York                09/17/1991
        |__GAI Warranty Company                                               Ohio                    01/25/2001
              |__GAI Warranty Company of Florida                              Florida                 03/23/2001
        |__GAI Warranty Company of Canada Inc.                                Ontario (Quebec)        04/17/2002
        |__The  Gains Group, Inc.                                             Ohio                    01/26/1982
        |__Global Premier Finance Company                                     Ohio                    08/25/1998
        |__Great American Agency of Texas, Inc.                               Texas                   01/25/1994
        |__Great American Alliance Insurance Company                          Ohio                    09/11/1945
        |__Great American Assurance Company                                   Ohio                    03/23/1905
        |__Great American Claims Services, Inc.                               Delaware                06/10/1986
        |__Great American Custom Insurance Services Illinois, Inc.            Illinois                07/08/1992
        |__Great American Custom Insurance Services, Inc.                     Ohio                    07/27/1983
              |__Eden Park Insurance Brokers, Inc.                            California              02/13/1990
              |__Great American Custom Insurance Services California          California              05/18/1992
              |__Great American Custom Insurance Services Massachusetts, Inc  Massachusetts           04/11/1994
              |__Great American Custom Solutions, Inc.                        California              07/22/1988


                                                                          % OF STOCK OWNED
                                                                            BY IMMEDIATE
                      AFG ORGANIZATIONAL CHART                             PARENT COMPANY         NATURE OF BUSINESS
                      ------------------------                            ----------------        ------------------
American Financial Group, Inc.
  |__APU Holding Company
        |__American Premier Underwriters, Inc.
              |__United Railroad Corp.                                          100       Inactive
                    |__Detroit Manufacturers Railroad Company                   82        Inactive
              |__Waynesburg Southern Railroad Company                           100       Inactive
  |__Dixie Terminal Corporation                                                 100       Real Estate Holding Company
  |__Fairmont Holdings, Inc.                                                    100       Holding Company
  |__Flextech Holding Co., Inc.                                                 100       Packing Manufacturer
  |__FWC Corporation                                                            100       Financial Services Company
  |__Great American Holding, Inc.                                               100       Holding Company
        |__Great American Security Insurance Company                            100       Property/Casualty Insurance
        |__Great American Spirit Insurance Company                              100       Property/Casualty Insurance
  |__Great American Insurance Company                                           100       Property/Casualty Insurance
        |__AFC Coal Properties, Inc.                                            100       Real Estate Holding Company
        |__American Empire Surplus Lines Insurance Company                      100       Excess and Surplus Lines Insurance
              |__American Empire Insurance Company                              100       Property/Casualty Insurance
                    |__American Empire Underwriters, Inc.                       100       Insurance Agency
        |__American Signature Underwriters, Inc.                                100       Insurance Agency
        |__American Special Risk, Inc.                                          100       Insurance Broker/Managing General Agency
        |__Aviation Specialty Managers, Inc.                                    100       Managing General Agency
        |__Brothers Property Corporation                                        80        Real Estate Holding
              |__Brothers Pennsylvanian Corporation                             100       Real Estate Holding
              |__Brothers Port Richey Corporation                               100       Real Estate Holding
              |__Brothers Property Management Corporation                       100       Real Estate Management
              |__Brothers Railyard Corporation                                  100       Real Estate Holding
        |__Crop Managers Insurance Agency, Inc.                                 100       Insurance Agency
        |__Dempsey & Siders Agency, Inc.                                        100       Insurance Agency
        |__El Aguila, Compania de Seguros, S.A. de C.V.                         100       Property/Casualty Insurance
              |__Financiadora de Primas Condor, S.A. de C.V.                    99        Premium Finance
        |__FCIA Management Company, Inc.                                        100       Servicing Agent
        |__GAI Warranty Company                                                 100       Service Warranty Provider
              |__GAI Warranty Company of Florida                                100       Service Warranty Provider
        |__GAI Warranty Company of Canada Inc.                                  100       Service Contract Provider
        |__The  Gains Group, Inc.                                               100       Marketing of Advertising
        |__Global Premier Finance Company                                       100       Premium Finance
        |__Great American Agency of Texas, Inc.                                 100       Managing General Agency
        |__Great American Alliance Insurance Company                            100       Property/Casualty Insurance
        |__Great American Assurance Company                                     100       Property/Casualty Insurance
        |__Great American Claims Services, Inc.                                 100       Management Holding Company
        |__Great American Custom Insurance Services Illinois, Inc.              100       Underwriting Office
        |__Great American Custom Insurance Services, Inc.                       100       Holding Company for E&S Agency/Brokerage
              |__Eden Park Insurance Brokers, Inc.                              100       Wholesale Agency/Brokerage for E&S Lines
              |__Great American Custom Insurance Services California            100       Insurance Services
              |__Great American Custom Insurance Services Massachusetts, Inc    100       Excess and Surplus Lines Broker
              |__Great American Custom Solutions, Inc.                          100       Insurance Agency

                                                                                   STATE OF                DATE OF
                    AFG ORGANIZATIONAL CHART                                       DOMICILE             INCORPORATION
                    ------------------------                                       --------             -------------
American Financial Group, Inc.
 |__Great American Insurance Company
        |__Great American Custom Insurance Services, Inc.
              |__Professional Risk Brokers of Connecticut, Inc.                   Connecticut             07/09/1992
              |__Professional Risk Brokers of Ohio, Inc.                          Ohio                    12/17/1986
              |__Professional Risk Brokers, Inc.                                  Illinois                03/01/1990
        |__Great American E & S Insurance Company                                 Delaware                02/28/1979
        |__Great American Fidelity Insurance Company                              Delaware                01/12/1982
        |__Great American Financial Resources, Inc.                               Delaware                11/23/1992
              |__AAG Holding Company, Inc.                                        Ohio                    09/11/1996
                    |__American Annuity Group Capital Trust I                     Delaware                09/13/1996
                    |__American Annuity Group Capital Trust II                    Delaware                03/04/1997
                    |__American Annuity Group Capital Trust III                   Delaware                05/14/1997
                    |__Great American Financial Statutory Trust IV                Connecticut             04/21/2003
                    |__Great American Life Insurance Company                      Ohio                    12/15/1959
                          |__American Retirement Life Insurance Company           Ohio                    05/12/1978
                          |__Annuity Investors Life Insurance Company             Ohio                    11/13/1981
                          |__Charleston Harbor Marina, Inc.                       South Carolina          04/26/2002
                          |__CHATBAR, Inc.                                        Massachusetts           11/02/1993
                          |__Chatham Enterprises, Inc.                            Massachusetts           03/29/1954
                          |__Consolidated Financial Corporation                   Michigan                09/10/1985
                          |__Driskill Holdings, Inc.                              Texas                   06/07/1995
                          |__GALIC Brothers, Inc.                                 Ohio                    11/12/1993
                          |__Great American Life Assurance Company                Ohio                    08/10/1967
                          |__Great American Life Insurance Company of New York    New York                12/31/1963
                          |__Loyal American Life Insurance Company                Ohio                    05/18/1955
                                |__ADL Financial Services, Inc.                   North Carolina          09/10/1970
                                |__Purity Financial Corporation                   Florida                 12/12/1991
                          |__Manhattan National Life Insurance Company            Illinois                12/20/1956
                          |__Skipjack Marina Corp.                                Maryland                06/24/1999
                          |__United Teacher Associates, Ltd.                      Texas                   12/17/1998
                                |__United Teacher Associates Insurance            Texas                   12/15/1958
                                   Company
                                      |__United Agency Brokerage GP Inc.          Texas                   05/19/2003
                                            |__United Agency Brokerage, LP        Texas                   05/19/2003
              |__AAG Insurance Agency of Alabama                                  Alabama                 09/22/1995
              |__AAG Insurance Agency of Texas, Inc.                              Texas                   06/02/1995
              |__AAG Insurance Agency, Inc.                                       Kentucky                12/06/1994
                    |__AAG Insurance Agency of Massachusetts, Inc.                Massachusetts           05/25/1995
              |__American DataSolutions International, Inc.                       Ohio                    08/24/2001
                    |__American Data Source India Private Limited                 India                   09/03/1997
              |__GALIC Disbursing Company                                         Ohio                    05/31/1994
              |__Great American Advisors, Inc.                                    Ohio                    12/10/1993
              |__Great American Life Assurance Company of Puerto Rico             Puerto Rico             07/01/1964
              |__Keyes-Graham Insurance Agency, Inc.                              Massachusetts           08/07/1981
              |__Lifestyle Financial Investments, Inc.                            Ohio                    12/29/1993
                    |__Lifestyle Financial Investments Agency of Ohio, Inc        Ohio                    03/07/1994
              |__Money-Plan International, Inc.                                   Florida                 12/31/1979

                                                                            % OF STOCK OWNED
                                                                              BY IMMEDIATE
                      AFG ORGANIZATIONAL CHART                               PARENT COMPANY            NATURE OF BUSINESS
                      ------------------------                              ----------------           ------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Custom Insurance Services, Inc.
              |__Professional Risk Brokers of Connecticut, Inc.                       100          Wholesale Agency/Brokerage for
                                                                                                   E&S Lines
              |__Professional Risk Brokers of Ohio, Inc.                              100          Insurance Agency
              |__Professional Risk Brokers, Inc.                                      100          Wholesale Agency/Brokerage for
                                                                                                   E&S Lines
        |__Great American E & S Insurance Company                                     100          Excess and Surplus Lines
                                                                                                   Insurance
        |__Great American Fidelity Insurance Company                                  100          Excess and Surplus Lines
                                                                                                   Insurance
        |__Great American Financial Resources, Inc.                                82.55 (2)       Insurance Holding Company
              |__AAG Holding Company, Inc.                                            100          Holding Company
                    |__American Annuity Group Capital Trust I                         100          Financing Entity
                    |__American Annuity Group Capital Trust II                        100          Financing Entity
                    |__American Annuity Group Capital Trust III                       100          Financing Entity
                    |__Great American Financial Statutory Trust IV                    100          Financing Entity
                    |__Great American Life Insurance Company                          100          Life Insurance
                          |__American Retirement Life Insurance Company               100          Life Insurance
                          |__Annuity Investors Life Insurance Company                 100          Life Insurance
                          |__Charleston Harbor Marina, Inc.                         100 (2)        Marina Facility
                          |__CHATBAR, Inc.                                            100          Hotel Operator
                          |__Chatham Enterprises, Inc.                                100          Real Estate Holding Company
                          |__Consolidated Financial Corporation                       100          Retirement & Financial Planning
                                                                                                   Company
                          |__Driskill Holdings, Inc.                          beneficial interest  Real Estate Manager
                          |__GALIC Brothers, Inc.                                     80           Real Estate Management
                          |__Great American Life Assurance Company                    100          Life Insurance
                          |__Great American Life Insurance Company of New York        100          Life Insurance Company
                          |__Loyal American Life Insurance Company                    100          Life Insurance
                                |__ADL Financial Services, Inc.                       100          Inactive
                                |__Purity Financial Corporation                       100          Credit Union Marketing
                          |__Manhattan National Life Insurance Company                100          Life Insurance
                          |__Skipjack Marina Corp.                                    100          Marina Operator
                          |__United Teacher Associates, Ltd.                        100 (2)        Holding Company - Limited
                                                                                                    Partnership
                                |__United Teacher Associates Insurance                100          Life Insurance Company
                                   Company
                                      |__United Agency Brokerage GP Inc.              100          Intermediate Holding Company
                                            |__United Agency Brokerage, LP            100          Insurance Agency
              |__AAG Insurance Agency of Alabama                                      100          Insurance Agency
              |__AAG Insurance Agency of Texas, Inc.                                  100          Insurance Agency
              |__AAG Insurance Agency, Inc.                                           100          Insurance Agency
                    |__AAG Insurance Agency of Massachusetts, Inc.                    100          Insurance Agency
              |__American DataSolutions International, Inc.                           100          Data Processing & Holding
                                                                                                   Company
                    |__American Data Source India Private Limited                     99           Software Development
              |__GALIC Disbursing Company                                             100          Payroll Servicer
              |__Great American Advisors, Inc.                                        100          Broker-Dealer
              |__Great American Life Assurance Company of Puerto Rico                 99           Insurance Company
              |__Keyes-Graham Insurance Agency, Inc.                                  100          Insurance Agency
              |__Lifestyle Financial Investments, Inc.                                100          Marketing Services
                    |__Lifestyle Financial Investments Agency of Ohio, Inc    beneficial interest  Insurance Agency
              |__Money-Plan International, Inc.                                       100          Insurance Agency

                                                                               STATE OF                DATE OF
                    AFG ORGANIZATIONAL CHART                                   DOMICILE             INCORPORATION
                    ------------------------                                   --------             -------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Financial Resources, Inc.
              |__SPELCO (UK) Ltd.                                             United Kingdom
              |__SWTC Hong Kong Ltd.                                          Hong Kong
              |__SWTC, Inc.                                                   Delaware
        |__Great American Insurance Agency, Inc.                              Ohio                    04/20/1999
        |__Great American Insurance Company of New York                       New York                08/22/1947
        |__Great American Lloyd's Insurance Company                           Texas                   10/09/1979
        |__Great American Lloyd's, Inc.                                       Texas                   08/02/1983
        |__Great American Management Services, Inc.                           Ohio                    12/05/1974
        |__Great American Protection Insurance Company                        Indiana                 01/08/1990
        |__Great American Re Inc.                                             Delaware                05/14/1971
        |__Grizzly Golf Center, Inc.                                          Ohio                    11/08/1993
        |__Key Largo Group, Inc.                                              Florida                 02/25/1969
        |__Mid-Continent Casualty Company                                     Oklahoma                02/26/1947
              |__Mid-Continent Insurance Company                              Oklahoma                08/13/1992
              |__Oklahoma Surety Company                                      Oklahoma                08/05/1968
        |__National Interstate Corporation                                    Ohio                    01/26/1989
              |__American Highways Insurance Agency (OH)                      Ohio                    06/29/1999
              |__Explorer RV Insurance Agency, Inc.                           Ohio                    07/17/1997
              |__Hudson Indemnity, Ltd.                                       Cayman Islands          06/12/1996
              |__National Interstate Capital Trust I                          Delaware                05/22/2003
              |__National Interstate Insurance Agency, Inc.                   Ohio                    02/13/1989
              |__National Interstate Insurance Company                        Ohio                    02/10/1989
                    |__National Interstate Insurance Company of Hawaii, Inc   Hawaii                  09/20/1999
              |__Safety, Claims & Litigation Services, Inc.                   Pennsylvania            06/23/1995
        |__PCC 38 Corp.                                                       Illinois                12/23/1996
        |__Penn Central U.K. Limited                                          United Kingdom          10/28/1992
              |__Insurance (GB) Limited                                       United Kingdom          05/13/1992
        |__PLLS Canada Insurance Brokers Inc.                                 Ontario (Quebec)        06/13/2001
        |__Pointe Apartments, Inc.                                            Minnesota               06/24/1993
        |__Premier Dealer Services, Inc.                                      Illinois                06/24/1998
        |__Transport Insurance Company                                        Ohio                    05/25/1976
              |__Instech Corporation                                          Texas                   09/02/1975
        |__Worldwide Casualty Insurance Company                               Ohio                    02/17/1981
  |__One East Fourth, Inc.                                                    Ohio                    02/03/1964
  |__Pioneer Carpet Mills, Inc.                                               Ohio                    04/29/1976
  |__Superior NWVN of Ohio, Inc.                                              Ohio                    05/05/2000
  |__TEJ Holdings, Inc.                                                       Ohio                    12/04/1984
  |__Three East Fourth, Inc.                                                  Ohio                    08/10/1966


                                                                             % OF STOCK OWNED
                                                                               BY IMMEDIATE
                      AFG ORGANIZATIONAL CHART                                PARENT COMPANY            NATURE OF BUSINESS
                      ------------------------                               ----------------           ------------------
American Financial Group, Inc.
  |__Great American Insurance Company
        |__Great American Financial Resources, Inc.
              |__SPELCO (UK) Ltd.                                                   99           Inactive
              |__SWTC Hong Kong Ltd.                                                100          Inactive
              |__SWTC, Inc.                                                         100          Inactive
        |__Great American Insurance Agency, Inc.                                    100          Insurance Agency
        |__Great American Insurance Company of New York                             100          Property/Casualty Insurance
        |__Great American Lloyd's Insurance Company                         beneficial interest  Lloyd's Plan Insurer
        |__Great American Lloyd's, Inc.                                             100          Corporate Attorney-in-Fact
        |__Great American Management Services, Inc.                                 100          Data Processing and Equipment
                                                                                                 Leasing
        |__Great American Protection Insurance Company                              100          Surplus Lines Insurer
        |__Great American Re Inc.                                                   100          Reinsurance Intermediary
        |__Grizzly Golf Center, Inc.                                                100          Golf Course Management
        |__Key Largo Group, Inc.                                                    100          Land Developer
        |__Mid-Continent Casualty Company                                           100          Property/Casualty Insurance
              |__Mid-Continent Insurance Company                                    100          Property/Casualty Insurance
              |__Oklahoma Surety Company                                            100          Special Coverage Insurance Company
        |__National Interstate Corporation                                          58           Holding Company
              |__American Highways Insurance Agency (OH)                            100          Insurance Agency
              |__Explorer RV Insurance Agency, Inc.                                 100          Insurance Agency
              |__Hudson Indemnity, Ltd.                                             100          Property/Casualty Insurance
              |__National Interstate Capital Trust I                                100          Financing Entity
              |__National Interstate Insurance Agency, Inc.                         100          Insurance Agency
              |__National Interstate Insurance Company                              100          Property/Casualty Insurance
                    |__National Interstate Insurance Company of Hawaii, Inc         100          Property/Casualty Insurance
              |__Safety, Claims & Litigation Services, Inc.                         100          Claims Third Party Administrator
        |__PCC 38 Corp.                                                             100          Real Estate Holding Company
        |__Penn Central U.K. Limited                                                100          Insurance Holding Company
              |__Insurance (GB) Limited                                             100          Property/Casualty Insurance
        |__PLLS Canada Insurance Brokers Inc.                                       49           Insurance Agency
        |__Pointe Apartments, Inc.                                                  100          Real Estate Holding Company
        |__Premier Dealer Services, Inc.                                            100          Third Party Administrator
        |__Transport Insurance Company                                              100          Property Casualty Insurance
              |__Instech Corporation                                                100          Claim and Claim Adjustment Services
        |__Worldwide Casualty Insurance Company                                     100          Property/Casualty Insurance
  |__One East Fourth, Inc.                                                          100          Real Estate Holding Company
  |__Pioneer Carpet Mills, Inc.                                                     100          Inactive
  |__Superior NWVN of Ohio, Inc.                                                    100          Holding Company
  |__TEJ Holdings, Inc.                                                             100          Real Estate Holding Company
  |__Three East Fourth, Inc.                                                        100          Real Estate Holding Company


(1)  Except Director's Qualifying Shares.
(2) Total percentage owned by parent shown and by other affiliated company(s).

ITEM 27. NUMBER OF CERTIFICATE OWNERS

As of March 31, 2004, there were 2,603 Individual Contract Owners, of which 2,288 were qualified and 315 were non-qualified. As of March 31, 2004 there were 1,208 Participants (Certificate Owners) in 58 group Contracts.

ITEM 28. INDEMNIFICATION

         (a) The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

                  The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2004. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29. PRINCIPAL UNDERWRITER

         Great American Advisors(R), Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R)Variable Account B.

         (a) Great American Advisors(R), Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.

         (b)      Directors and Officers of Great American Advisors(R), Inc.


    NAME AND PRINCIPAL                                          POSITION WITH
    BUSINESS ADDRESS                                   GREAT AMERICAN ADVISORS(R), INC.
    ----------------                                   --------------------------------
James Lee Henderson (1)                        President and Chief Compliance Officer
James T. McVey (1)                             Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)                      Vice President, Secretary and Director
Peter J. Nerone (1)                            Vice President
Thomas E. Mischell (1)                         Assistant Treasurer
Paul Ohlin (1)                                 Treasurer
Fred J. Runk (1)                               Assistant Treasurer


(1)      525 Vine Street, 7th Floor, Cincinnati, Ohio 45202

         (c) Required commission information is included in Part B of this Registration Statement.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard Magoteaux, Treasurer of the Company at the Administrative Office.

ITEM 31. MANAGEMENT SERVICES

         Not Applicable

ITEM 32. UNDERTAKINGS

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

         (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 29th day of April, 2004.


                      ANNUITY INVESTORS VARIABLE ACCOUNT B
                                  (Registrant)

                           By: /s/ Charles R. Scheper
                               ------------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                    Annuity Investors Life Insurance Company

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                   (Depositor)

                           By: /s/ Charles R. Scheper
                               -----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director


As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



/s/  Charles R. Scheper         Chief Executive            April 29, 2004
-------------------------       Officer and Director
Charles R. Scheper*

/s/  Richard L. Magoteaux       Treasurer                  April 29, 2004
-------------------------
Richard L. Magoteaux*

/s/  Stephen Craig Lindner      Director                   April 29, 2004
--------------------------
Stephen Craig Lindner*

/s/  Christopher P Miliano      Director                   April 29, 2004
--------------------------
Christopher Miliano*

/s/  Mark Francis Muething      Director                   April 29, 2004
--------------------------
Mark Francis Muething*

/s/  Michael J. Prager          Director                   April 29, 2004
----------------------
Michael J. Prager*


/s/ John P. Gruber
------------------
* John P. Gruber as Attoreny-in-Fact                       April 29, 2004


                                  EXHIBIT INDEX


Exhibit No.                       Description of Exhibit
-----------                       ----------------------

(10)                                Consent of Auditor